UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 3.4%
Compagnie Financiere Richemont S.A. (A)(B)(C)	6,131	$481,235
Prada S.p.A. (A)(B)	41,803	406,188

		887,423

Application Software – 1.1%
Intuit Inc.	4,848	288,450

Asset Management & Custody Banks – 3.5%
Apollo Global Management, LLC	11,988	208,104
Blackstone Group L.P. (The)	17,991	280,472
Carlyle Group L.P. (The) (A)	8,822	229,624
KKR & Co. L.P.	12,023	183,116

		901,316

Automobile Manufacturers – 5.1%
Bayerische Motoren Werke AG (B)	7,076	688,568
Hyundai Motor Company (A)(B)	3,118	642,840

		1,331,408

Broadcasting – 2.5%
CBS Corporation, Class B (C)	17,398	661,982

Casinos & Gaming – 14.0%
Galaxy Entertainment Group Limited, ADR (A)(B)(D)	246,979	990,332
Sands China Ltd. (B)	296,232	1,324,354
Wynn Macau, Limited (A)(B)	61,186	168,488
Wynn Resorts, Limited (C)(D)	10,049	1,130,383

		3,613,557

Computer Hardware – 2.6%
Apple Inc. (A)(E)	1,260	671,405

Construction & Farm Machinery & Heavy Trucks – 3.1%
Caterpillar Inc. (C)	4,505	403,522
Cummins Inc. (C)	3,618	391,978

		795,500

Diversified Banks – 2.5%
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	312,696	367,329
Wells Fargo & Company	7,939	271,352

		638,681

Fertilizers & Agricultural Chemicals – 0.1%
Mosaic Company (A)	475	26,922

Hotels, Resorts & Cruise Lines – 1.7%
Starwood Hotels & Resorts Worldwide, Inc. (C)	7,690	441,098

Integrated Oil & Gas – 5.3%
Exxon Mobil Corporation	2,703	233,971
Occidental Petroleum Corporation (C)	3,997	306,187
Royal Dutch Shell plc, Class A (B)	7,893	271,688
StatoilHydro ASA (B)	9,815	247,373
Total S.A. (B)	6,294	327,472

		1,386,691

Internet Retail – 0.4%
Amazon.com, Inc. (A)	453	113,842

Internet Software & Services – 6.0%
Baidu.com, Inc., ADR (A)	6,049	606,623
Google Inc., Class A (A)	609	431,652
Tencent Holdings Limited (B)	15,927	522,340

		1,560,615

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corporation, Class A (A)(C)	6,428	476,026

Life & Health Insurance – 3.8%
AIA Group Limited (A)(B)	239,123	948,444
Ping An Insurance (Group) Company of China, Ltd., A Shares (B)	6,887	50,367

		998,811

Managed Health Care – 0.2%
UnitedHealth Group Incorporated	1,175	63,732

Movies & Entertainment – 4.6%
Delta Topco Limited (A)(D)(F)	718,555	561,401
Legend Pictures LLC, Ltd. (A)(F)(G)	190	352,761
News Corporation Limited, Class A (A)	10,610	270,985

		1,185,147

Multi-Line Insurance – 1.0%
American International Group, Inc. (A)	7,697	271,686

Oil & Gas Drilling – 0.3%
Seadrill Limited (B)	2,004	73,837

Oil & Gas Exploration & Production – 3.1%
ConocoPhillips (C)	13,822	801,566

Oil & Gas Refining & Marketing – 1.6%
Phillips 66 (C)	7,971	423,286

Pharmaceuticals – 5.4%
GlaxoSmithKline plc (B)	15,687	341,553
Pfizer Inc.	25,019	627,483
Sanofi-Aventis (B)	4,558	432,275

		1,401,311

Semiconductor Equipment – 1.7%
ASML Holding N.V., Ordinary Shares (A)(B)	6,717	430,784

Semiconductors – 1.0%
Intel Corporation	12,059	248,781

Tobacco – 2.0%
Philip Morris International Inc.	6,166	515,724

TOTAL COMMON STOCKS – 77.8%		$20,209,581
(Cost: $14,593,049)

PREFERRED STOCKS
Automobile Manufacturers – 4.7%
Volkswagen AG, 2.260% (A)(B)(C)	5,329	1,222,634

TOTAL PREFERRED STOCKS – 4.7%		$1,222,634
(Cost: $462,130)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
American International Group, Inc.:
Call $39.00, Expires 1–22–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	35,738	232
Call $37.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	5,453	161
Apple Inc.:
Call $560.00, Expires 1–19–13	1,194	854
Call $525.00, Expires 3–18–13	1,188	4,514
Bank of America Corporation:
Call $10.00, Expires 2–19–13	27,803	4,893
Call $11.00, Expires 2–19–13	7,000	693
Call $11.00, Expires 2–19–13, OTC (Ctrpty: UBS AG)	99,179	9,819
Caterpillar Inc.,
Call $97.50, Expires 1–19–13, OTC (Ctrpty: Deutsche Bank AG)	4,001	46
CBS Corporation, Class B,
Call $35.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	15,917	5,173
Compagnie Financiere Richemont S.A.,
Call CHF66.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)(H)	2,388	1,562
Freeport-McMoRan Copper & Gold Inc., Class B,
Call $35.00, Expires 2–19–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	7,948	842
Goldman Sachs Group, Inc. (The):
Call $130.00, Expires 1–22–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,154	619
Call $130.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	2,026	582
Call $135.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	8,471	1,059
Google Inc., Class A:
Call $770.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	368	75
Call $800.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	879	48
Home Depot, Inc. (The),
Call $65.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	4,230	106
International Business Machines Corporation,
Call $215.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	4,395	18
JPMorgan Chase & Co.:
Call $44.00, Expires 1–22–13, OTC (Ctrpty: Goldman Sachs International)	4,595	517
Call $45.00, Expires 1–22–13, OTC (Ctrpty: Citibank N.A.)	21,584	1,500
Call $45.00, Expires 1–22–13, OTC (Ctrpty: Goldman Sachs International)	5,986	416
Call $45.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	2,395	166
Nikkei 225 Index,
Call JPY10,000.00, Expires 4–12–13, OTC (Ctrpty: Citibank N.A.)(H)	5,564	47,879
Oracle Corporation,
Call $35.00, Expires 1–22–13, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	27,172	272

Phillips 66,
Call $47.00, Expires 1–22–13, OTC (Ctrpty: Citibank N.A.)	7,959		4,935
QUALCOMM Incorporated:
Call $67.50, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	9,775		93
Call $70.00, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	4,619		18
Union Pacific Corporation:
Call $130.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	2,157		148
Call $135.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	5,067		41
Volkswagen AG,
Call EUR155.00, Expires 1–22–13, OTC (Ctrpty: Goldman Sachs International)(H)	6,369		16,322
Wells Fargo & Company:
Call $36.00, Expires 1–22–13	7,367		140
Call $37.00, Expires 1–22–13	7,422		48
Call $39.00, Expires 1–22–13	2,875		3
Call $39.00, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	24,781		25
Wynn Resorts, Limited,
Call $115.00, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	5,570		1,000

TOTAL PURCHASED OPTIONS – 0.4%			$104,819
(Cost: $63,227)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.0%
Toyota Motor Credit Corporation,
3.660%, 1–18–15 (I)	$325		328

Food Distributors – 0.3%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (J)	$79,124		80,706

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	470		476

Independent Power Producers & Energy Traders – 0.0%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (H)(J)	BRL11,900		8,505

Movies & Entertainment – 2.2%
Delta Topco Limited,
10.000%, 11–24–60 (F)(K)	552,482		552,483

TOTAL CORPORATE DEBT SECURITIES – 2.5%			$642,498
(Cost: $645,898)

SENIOR LOANS
Food Distributors – 0.0%
U.S. Foodservice, Inc.,
5.750%, 5–11–17 (I)	10,500		10,507

Movies & Entertainment – 1.9%
Circuit of the Americas LLC,
6.000%, 6–30–17 (I)	12,750		12,750
Formula One Holdings Ltd. and Alpha Topco Limited:
6.000%, 4–27–19 (I)	297,867		301,840
9.250%, 10–16–19 (I)	176,800		180,115

			494,705

TOTAL SENIOR LOANS – 1.9%			$505,212
(Cost: $489,822)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (L)	—	*	—	*
5.500%, 9–15–17 (L)	663		33
5.000%, 11–15–17 (L)	195		4
5.000%, 5–15–18 (L)	977		73
5.000%, 4–15–19 (L)	57		1
5.500%, 3–15–23 (L)	731		73

5.000%, 6–15–23 (L)	109	1
5.000%, 8–15–23(L)	16	—	*
5.500%, 10–15–25(L)	1,107	140
5.500%, 10–15–32(L)	461	12
5.500%, 1–15–33(L)	561	67
5.500%, 5–15–33(L)	1,013	150
6.000%, 11–15–35(L)	911	146
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23(L)	942	113
5.000%, 8–25–23(L)	94	1
5.000%, 11–25–23(L)	340	11
5.000%, 8–15–31(L)	426	5
5.500%, 8–25–33(L)	1,901	219
5.500%, 12–25–33(L)	1,320	103
5.500%, 4–25–34(L)	2,019	234
5.500%, 8–25–35(L)	1,573	308
5.500%, 11–25–36(L)	3,855	481
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–20–31(L)	31	—	*
5.500%, 3–20–32(L)	736	50
5.000%, 10–20–32(L)	1,296	88
7.000%, 5–20–33(L)	2,783	782
5.500%, 7–16–33(L)	1,401	317
5.000%, 7–20–33(L)	32	2
5.500%, 11–20–33(L)	208	12
5.500%, 6–20–35(L)	2,291	331
5.500%, 7–20–35(L)	1,117	154
5.500%, 10–16–35(L)	2,244	348

		4,259

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$4,259
(Cost: $11,410)

BULLION – 10.1%	Troy Ounces
Gold	1,566	$2,619,693

(Cost: $1,827,780)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.3%
Banco del Estado de Chile:
0.260%, 1–17–13	$15,000	15,000
0.220%, 1–28–13	17,000	17,000
0.280%, 2–14–13	12,000	12,000
0.270%, 3–5–13	29,300	29,300
0.270%, 3–6–13	5,000	5,000

		78,300

Commercial Paper – 1.6%
Bank of Nova Scotia:
0.020%, 1–2–13(M)	13,000	13,000
0.110%, 1–14–13(M)	13,000	12,999
Bemis Company, Inc.,
0.310%, 1–22–13(M)	9,000	8,998
Campbell Soup Company,
0.240%, 2–1–13(M)	10,489	10,487
Colgate–Palmolive Company,
0.080%, 1–7–13(M)	4,100	4,100
Corporacion Andina de Fomento:
0.190%, 2–4–13(M)	22,000	21,996
0.260%, 2–19–13(M)	6,800	6,798
CVS Caremark Corporation,
0.280%, 1–2–13(M)	13,400	13,400

Emerson Electric Co.,
0.370%, 1–24–13(M)	5,000		4,999
Fannie Mae Discount Notes,
0.040%, 2–25–13(M)	100,000		99,994
Freddie Mac Discount Notes,
0.130%, 7–1–13(M)	4,615		4,612
International Business Machines Corporation,
0.060%, 1–10–13(M)	100,000		99,999
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.170%, 2–13–13(M)	10,000		9,998
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.130%, 2–5–13(M)	2,900		2,900
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A (GTD by U.S. Bank, N.A.),
0.190%, 2–5–13(M)	3,000		3,000
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.100%, 1–2–13(M)	3,245		3,245
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.200%, 2–28–13(M)	5,752		5,749
Sonoco Products Co.,
0.000%, 1–2–13(M)	33,860		33,860
St. Jude Medical, Inc.:
0.440%, 1–15–13(M)	13,000		12,999
0.190%, 1–18–13(M)	479		479
Straight-A Funding, LLC (GTD by Federal FinancingBank):
0.170%, 1–17–13(M)	2,000		2,000
0.170%, 1–28–13(M)	5,900		5,899
Toyota Motor Credit Corporation,
0.170%, 1–24–13(M)	6,000		5,999
Walt Disney Company (The):
0.310%, 2–11–13(M)	11,050		11,048
0.160%, 2–19–13(M)	14,000		13,997

			412,555

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.142%, 6–28–13(N)	733		733

Municipal Obligations-Taxable – 0.2%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.100%, 1–2–13(N)	—	*	—	*
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts), Ser 2005 Y,
0.130%, 1–3–13(N)	5,300		5,300
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.120%, 1–3–13(N)	2,000		2,000
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.130%, 1–2–13(N)	4,400		4,400
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.),
0.130%, 1–2–13(N)	5,060		5,060
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.),
0.120%, 1–2–13(N)	1,905		1,905
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.),
0.130%, 1–3–13(N)	2,837		2,837
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.110%, 1–3–13(N)	3,500		3,500

MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.100%, 1–2–13 (N)	2,822	2,822
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.130%, 1–2–13 (N)	4,084	4,084
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.160%, 1–3–13 (N)	12,657	12,657
NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (GTD by Citibank, N.A.), 0.140%, 1–2–13 (N)	6,300	6,300
Taxable Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3, 0.180%, 1–2–13 (N)	862	862
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.100%, 1–2–13 (N)	2,250	2,250

		53,977

Treasury Bills – 0.3%
United States Treasury Bills, 0.010%, 2–14–13	75,401	75,400

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corporation (GTD by United States Government):
0.170%, 1–2–13 (N)	16,674	16,674
0.170%, 1–2–13 (N)	5,679	5,679
0.170%, 1–2–13 (N)	3,000	3,000

		25,353

TOTAL SHORT-TERM SECURITIES – 2.5%		$646,318
(Cost: $646,318)

TOTAL INVESTMENT SECURITIES – 99.9%		$25,955,014
(Cost: $18,739,634)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		20,700

NET ASSETS – 100.0%		$25,975,714

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(F)	Restricted securities. At December 31, 2012, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	718,555	$485,830	$561,401
Legend Pictures LLC, Ltd.	12-18-12	190	352,761	352,761
		Principal
Delta Topco Limited, 10.000%, 11-24-60	1-23-12 to 6-18-12	$552,482	559,215	552,483
			$1,397,806	$1,466,645

The total value of these securities represented 5.6% of net assets at December 31, 2012.

(G)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(H)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CHF - Swiss Franc, EUR - Euro and JPY - Japanese Yen).

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(J)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $89,211 or 0.3% of net assets.

(K)	Payment-in-kind bonds.

(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(M)	Rate shown is the yield to maturity at December 31, 2012.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	242,920	1-14-13	$—	$6,531
Sell	Euro	Deutsche Bank AG	170,575	1-14-13	—	4,378
Sell	Euro	Goldman Sachs International	608,750	1-14-13	—	15,750
					$—	$26,659

The following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
American International Group, Inc.	Morgan Stanley & Co., Inc.	Put	35,738	January 2013	$32.00	$2,748	$(518)
Apple Inc.	N/A	Call	2,388	January 2013	595.00	2,858	(476)
	N/A	Put	1,188	March 2013	460.00	2,470	(1,209)
	N/A	Call	1,188	March 2013	595.00	1,499	(1,518)
Bank of America Corporation	UBS AG	Put	99,179	February 2013	8.00	2,387	(248)
	N/A	Put	34,803	February 2013	8.00	1,292	(87)
Caterpillar Inc.	Deutsche Bank AG	Put	4,001	January 2013	80.00	1,135	(96)
CBS Corporation, Class B	Barclays Bank plc	Call	31,834	January 2013	37.00	1,273	(5,014)
Compagnie Financiere Richemont S.A.	Barclays Bank plc	Call	2,388	January 2013	CHF68.00	491	(1,090)
	Barclays Bank plc	Call	2,388	January 2013	70.00	316	(690)
Freeport-McMoRan Copper & Gold Inc., Class B	Morgan Stanley & Co., Inc.	Put	7,948	February 2013	$30.00	778	(322)
	Morgan Stanley & Co., Inc.	Call	7,948	February 2013	40.00	153	(87)
Goldman Sachs Group, Inc. (The)	Morgan Stanley & Co., Inc.	Put	2,154	January 2013	105.00	605	(67)
	Barclays Bank plc	Put	10,497	January 2013	110.00	3,363	(457)
Google Inc., Class A	Barclays Bank plc	Put	368	January 2013	630.00	398	(65)
Home Depot, Inc. (The)	UBS AG	Put	4,230	January 2013	55.00	516	(47)
Intel Corporation	N/A	Put	38,360	January 2013	21.00	5,908	(2,762)
International Business Machines Corporation	Barclays Bank plc	Put	4,395	January 2013	185.00	1,346	(479)
JPMorgan Chase & Co.	Citibank N.A.	Put	21,584	January 2013	37.00	2,374	(270)
	Barclays Bank plc	Put	2,395	January 2013	37.00	180	(30)
	Goldman Sachs International	Put	5,986	January 2013	37.00	479	(75)
Microsoft Corporation	N/A	Put	28,770	January 2013	28.00	3,482	(4,027)
Oracle Corporation	JPMorgan Chase Bank N.A.	Put	27,172	January 2013	29.00	2,144	(68)
Phillips 66	Citibank N.A.	Call	15,918	January 2013	50.00	1,942	(5,730)
QUALCOMM Incorporated	Deutsche Bank AG	Put	9,775	January 2013	57.50	1,955	(332)
	Deutsche Bank AG	Put	4,619	January 2013	60.00	882	(351)
Union Pacific Corporation	UBS AG	Put	7,224	January 2013	110.00	1,913	(108)
Volkswagen AG	Goldman Sachs International	Call	12,738	January 2013	EUR165.00	4,691	(16,986)
Wells Fargo & Company	N/A	Put	7,367	January 2013	$31.00	497	(99)

	N/A	Put	7,422	January 2013	32.00	571	(171)
	Deutsche Bank AG	Put	24,781	January 2013	33.00	1,870	(1,004)
	N/A	Put	2,875	January 2013	33.00	188	(116)
Wynn Resorts, Limited	Deutsche Bank AG	Call	11,140	January 2013	120.00	947	(613)
						$53,651	$(45,212)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$2,618,290	$4,702,005	$914,163
Consumer Staples	515,724	—	—
Energy	1,765,011	920,369	—
Financials	1,444,354	1,366,141	—
Health Care	691,216	773,827	—
Industrials	795,500	—	—
Information Technology	2,722,935	953,124	—
Materials	26,922	—	—
Total Common Stocks	$10,579,952	$8,715,466	$914,163
Preferred Stocks	—	1,222,634	—
Purchased Options	11,145	93,674	—
Corporate Debt Securities	—	90,016	552,482
Senior Loans	—	312,347	192,865
United States Government Agency Obligations	—	4,259	—
Bullion	2,619,693	—	—
Short-Term Securities	—	646,318	—
Total	$13,210,790	$11,084,714	$1,659,510
Liabilities
Forward Foreign Currency Contracts	$—	$26,659	$—
Written Options	$10,465	$34,747	$—

During the period ended December 31, 2012, securities totaling $8,715,466 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Senior Loans
Beginning Balance 4-1-12	$26,811	$712,767	$—
Net realized gain (loss)	—	(1,828)	—
Net change in unrealized appreciation (depreciation)	20,856	(6,441)	5,967
Purchases	866,496	1,050,086	186,898
Sales	—	(1,202,100)	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 12-31-12	$914,163	$552,482	$192,865
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-12	$20,856	$(6,733)	$5,967

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12-31-12	Valuation Technique(s)		Unobservable Input(s)
Assets
Common Stocks	$352,761	Purchase price		Purchase price
	561,402	See below	(1)
Corporate Debt Securities	552,483	See below	(1)
Senior Loans	192,865	Third-party vendor pricing service		Vendor quotes

(1) At December 31, 2012, Ivy Asset Strategy Fund held (minority stake) investments in private-placement common stock and corporate debt securities. Because of the unique nature of these securities, the Fund determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated to the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 22 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (1.5% – 3.5%), the weighted average cost of capital (8.0% – 9.0%), the anticipated future tax rate (4.6% – 23%), and the future gross profit percentage (2.5% – 11.4%).

The Fund also applied an illiquidity discount of 5-10% for purposes of this valuation.

Significant changes in any of these inputs would result in a significantly lower or higher fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$18,739,634
Gross unrealized appreciation	7,471,295
Gross unrealized depreciation	(255,915)
Net unrealized appreciation	$7,215,380

SCHEDULE OF INVESTMENTS Ivy Asset Strategy New Opportunities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 4.3%
Focus Media Holding Limited, ADR	493	$12,663

Agricultural Products – 0.3%
Cosan S.A. Industria e Comercio, Class A	51	890

Air Freight & Logistics – 5.2%
GLOVIS Co., Ltd. (A)(B)	73	15,184

Airlines – 6.5%
Copa Holdings, S.A., Class A	191	19,021

Automobile Manufacturers – 8.9%
Ford Otomotiv Sanayi A.S. (B)	1,000	12,032
Kia Motors Corporation (A)(B)	259	13,781

		25,813

Broadcasting – 3.2%
Astro Malaysia Holdings Berhad (B)(C)	5,750	5,641
PT Media Nusantara Citra Tbk (A)(B)	11,058	2,873
PT Media Nusantara Citra Tbk (A)(B)(C)	3,000	779

		9,293

Coal & Consumable Fuels – 1.2%
Alpha Natural Resources, Inc. (A)	347	3,384

Commodity Chemicals – 0.6%
Mexichem, S.A.B. de C.V. (A)(B)	333	1,848

Construction & Engineering – 4.4%
Chicago Bridge & Iron Company N.V., NY Shares	262	12,134
Empresas ICA, S.A.B. de C.V. (A)(B)	224	559

		12,693

Construction & Farm Machinery & Heavy Trucks – 0.5%
PT United Tractors Tbk (B)	687	1,416

Construction Materials – 1.7%
PT Semen Gresik (Persero) Tbk (B)	3,009	4,971

Consumer Finance – 0.3%
Shriram Transport Finance Company Limited (B)	63	870

Department Stores – 1.8%
InRetail Peru Corp. (A)(B)(C)	250	5,238

Diversified Banks – 4.9%
Axis Bank Limited (B)	70	1,764
Bangkok Bank Public Company Limited (B)	181	1,243
Siam Commercial Bank Public Company Limited (A)(B)	205	1,223
Turkiye Is Bankasi A.S. (B)	1,090	3,802
Yapi ve Kredi Bankasi A.S. (B)	1,453	4,262
YES BANK Limited (B)	208	1,773

		14,067

Diversified Metals & Mining – 1.2%
Walter Industries, Inc.	95	3,412

Diversified Support Services – 3.6%
Aggreko plc (A)(B)	371	10,599

Education Services – 1.3%
Anhanguera Educacional Participacoes S.A. (A)(B)	219	3,699

Food Distributors – 1.1%
Olam International Limited (A)(B)	2,469	3,172

Food Retail – 6.0%
BIM Birlesik Magazalar Anonim Sirketi (B)	222	10,890
C.P. Seven Eleven Public Company Limited (A)(B)	4,498	6,763

		17,653

Health Care Facilities – 1.1%
IHH Healthcare Berhad (A)(B)(C)	2,790	3,091

Highways & Railtracks – 0.3%
PT Jasa Marga (Persero) Tbk. (B)	1,530	866

Homebuilding – 1.4%
MRV Engenharia e Participacoes S.A. (B)	690	4,037

Household Appliances – 1.6%
Arcelik Anonim Sirketi, ADR (B)	478	3,145
TTK Prestige Limited (B)	24	1,481

		4,626

Industrial Conglomerates – 0.6%
Jaiprakash Associates Limited (B)	930	1,681

Industrial Machinery – 0.9%
Cummins India Limited (B)	265	2,522

Internet Software & Services – 7.7%
MercadoLibre, Inc.	158	12,404
SINA Corporation (A)	202	10,134

		22,538

Movies & Entertainment – 0.5%
Major Cineplex Group Public Company Limited (B)	2,331	1,455

Multi-Sector Holdings – 2.5%
GT Capital Holdings Incorporated (B)(C)	490	7,411

Oil & Gas Drilling – 1.2%
North Atlantic Drilling Ltd. (B)(C)	334	3,529

Oil & Gas Equipment & Services – 1.5%
Technip-Coflexip (B)	38	4,359

Oil & Gas Exploration & Production – 2.7%
Cairn Energy plc (B)	629	2,747
Kosmos Energy Ltd. (A)	432	5,329

		8,076

Packaged Foods & Meats – 3.2%
BRF-Brasil Foods S.A. (B)	449	9,254

Real Estate Development – 2.4%
UEM Land Holdings Berhad (A)(B)	10,263	7,112

Real Estate Management & Development – 2.0%
BR Properties S.A. (A)(B)	458	5,703

Real Estate Operating Companies – 1.9%
BRMalls Participacoes S.A. (B)	416	5,495

Soft Drinks – 0.2%
Coca-Cola Icecek A.S. (B)	29	611

TOTAL COMMON STOCKS – 88.7%		$258,252
(Cost: $235,327)

BULLION – 9.6%	Troy Ounces
Gold	17	$28,016

(Cost: $28,879)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (D)	$869	869

TOTAL SHORT-TERM SECURITIES – 0.3%		$869
(Cost: $869)

TOTAL INVESTMENT SECURITIES – 98.6%		$287,137
(Cost: $265,075)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		4,128

NET ASSETS – 100.0%		$291,265

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $25,689 or 8.8% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$31,278	$35,547	$—
Consumer Staples	10,144	21,436	—
Energy	12,241	7,107	—
Financials	11,198	29,460	—
Health Care	—	3,091	—
Industrials	31,713	32,269	—
Information Technology	22,538	—	—
Materials	5,260	4,970	—
Total Common Stocks	$124,372	$133,880	$—
Bullion	28,016	—	—
Short-Term Securities	—	869	—
Total	$152,388	$134,749	$—

During the period ended December 31, 2012, securities totaling $133,880 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$265,075
Gross unrealized appreciation	49,559
Gross unrealized depreciation	(27,497)
Net unrealized appreciation	$22,062

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.2%
General Dynamics Corporation	71	$4,884
Honeywell International Inc.	126	8,016
Precision Castparts Corp.	45	8,448

		21,348

Apparel Retail – 2.3%
Limited Brands, Inc.	316	14,891

Application Software – 1.1%
Intuit Inc.	127	7,539

Asset Management & Custody Banks – 1.2%
Northern Trust Corporation	165	8,266

Brewers – 2.4%
Anheuser-Busch InBev S.A., ADR (A)	184	16,048

Broadcasting – 1.6%
CBS Corporation, Class B	283	10,753

Communications Equipment – 1.0%
QUALCOMM Incorporated	111	6,890

Computer Hardware – 2.5%
Apple Inc. (A)	33	17,377

Construction & Farm Machinery & Heavy Trucks – 1.2%
Cummins Inc.	75	8,126

Distillers & Vintners – 1.6%
Brown-Forman Corporation, Class B	172	10,887

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	227	7,324

Electric Utilities – 1.1%
PPL Corporation	266	7,604

Fertilizers & Agricultural Chemicals – 1.3%
Monsanto Company	91	8,641

Food Retail – 1.2%
Whole Foods Market, Inc.	86	7,873

Footwear – 1.0%
NIKE, Inc., Class B	125	6,471

Health Care Distributors – 1.0%
Henry Schein, Inc. (A)	84	6,791

Health Care Equipment – 1.2%
Covidien plc (A)	143	8,274

Home Improvement Retail – 1.4%
Home Depot, Inc. (The)	150	9,290

Hotels, Resorts & Cruise Lines – 1.4%
Hyatt Hotels Corporation, Class A (A)	252	9,720

Household Products – 1.2%
Colgate-Palmolive Company	78	8,175

Industrial Machinery – 3.7%
Pall Corporation	140	8,454
Parker Hannifin Corporation	84	7,179
Pentair, Inc. (A)	192	9,447

		25,080

Integrated Oil & Gas – 1.0%
Exxon Mobil Corporation	75	6,491

Internet Retail – 1.5%
Amazon.com, Inc. (A)	41	10,221

Internet Software & Services – 1.2%
Google Inc., Class A (A)	11	8,087

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corporation, Class A (A)	116	8,560

Motorcycle Manufacturers – 1.7%
Harley-Davidson, Inc.	225	10,979

Movies & Entertainment – 1.2%
News Corporation Limited, Class B	305	8,006

Multi-Line Insurance – 0.9%
American International Group, Inc. (A)	172	6,068

Oil & Gas Equipment & Services – 2.8%
National Oilwell Varco, Inc.	166	11,373
Schlumberger Limited	112	7,733

		19,106

Oil & Gas Exploration & Production – 2.9%
Cabot Oil & Gas Corporation	158	7,844
ConocoPhillips	200	11,598

		19,442

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	171	9,077

Oil & Gas Storage & Transportation – 0.6%
Regency Energy Partners LP	193	4,176

Other Diversified Financial Services – 1.8%
JPMorgan Chase & Co.	274	12,030

Packaged Foods & Meats – 2.4%
Mead Johnson Nutrition Company	129	8,474
Mondelez Intl, Inc. Class A	293	7,465

		15,939

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	160	9,566

Pharmaceuticals – 4.4%
Allergan, Inc.	105	9,613
GlaxoSmithKline plc, ADR	210	9,129
Johnson & Johnson	153	10,711

		29,453

Property & Casualty Insurance – 2.7%
Berkshire Hathaway Inc., Class B (A)	122	10,970
Travelers Companies, Inc. (The)	100	7,211

		18,181

Railroads – 2.7%
Kansas City Southern	93	7,739
Union Pacific Corporation	83	10,460

		18,199

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	205	11,948

Restaurants – 1.2%
Starbucks Corporation	153	8,182

Semiconductor Equipment – 0.9%
KLA-Tencor Corporation	123	5,865

Semiconductors – 1.2%
Microchip Technology Incorporated	238	7,769

Tobacco – 1.5%
Philip Morris International Inc.	121	10,079

TOTAL COMMON STOCKS – 72.2%		$484,792
(Cost: $407,329)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.3%
General Dynamics Corporation, 1.000%, 11–15–17	$1,500	1,491
United Technologies Corporation, 1.200%, 6–1–15	500	507

		1,998

Apparel Retail – 0.7%
Limited Brands, Inc.: 6.900%, 7–15–17	750	860
6.625%, 4–1–21	2,915	3,337

		4,197

Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (B)	2,000	2,032

Auto Parts & Equipment – 0.2%
BorgWarner Inc., 4.625%, 9–15–20	1,000	1,099

Automobile Manufacturers – 0.6%
Ford Motor Company, Convertible, 4.250%, 11–15–16	1,000	1,585
Toyota Motor Credit Corporation, 2.050%, 1–12–17	2,000	2,067

		3,652

Banking – 0.2%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	1,050	1,077

Biotechnology – 0.3%
Amgen Inc., 2.125%, 5–15–17	2,000	2,071

Brewers – 0.6%
Anheuser-Busch InBev Worldwide Inc.: 5.375%, 11–15–14	1,000	1,086
1.375%, 7–15–17	1,000	1,010
Heineken N.V., 1.400%, 10–1–17 (B)	2,000	1,992
SABMiller Holdings Inc., 3.750%, 1–15–22 (B)	500	539

		4,627

Broadcasting – 0.5%
CBS Corporation: 8.875%, 5–15–19	500	674
4.300%, 2–15–21	1,000	1,102
Discovery Communications, LLC: 4.375%, 6–15–21	750	837
3.300%, 5–15–22	900	923

		3,536

Cable & Satellite – 0.5%
DIRECTV Holdings LLC, 2.400%, 3–15–17	500	512
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	1,000	1,059
News American Incorporated, 3.000%, 9–15–22 (B)	2,000	2,007

		3,578

Construction & Farm Machinery & Heavy Trucks – 0.2%
Caterpillar Inc., 1.375%, 5–27–14	1,000	1,012

Consumer Finance – 1.1%
American Express Credit Corporation, 5.125%, 8–25–14	200	214
Capital One Financial Corporation: 2.125%, 7–15–14	1,750	1,782
1.000%, 11–6–15	1,500	1,496
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	1,000	1,011
Ford Motor Credit Company LLC, 3.875%, 1–15–15	1,000	1,043
Penske Truck Leasing Co., LP and PTL Finance Corp., 2.500%, 7–11–14 (B)	1,000	1,010
USAA Capital Corporation, 1.050%, 9–30–14 (B)	1,000	1,004

		7,560

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc., 6.600%, 5–15–17	900	1,014

Department Stores – 0.2%
Macy’s Retail Holdings, Inc., 3.875%, 1–15–22	1,000	1,065

Distillers & Vintners – 0.6%
Beam Inc., 1.875%, 5–15–17	800	817
Brown-Forman Corporation, 1.000%, 1–15–18	3,000	2,981

		3,798

Diversified Banks – 1.0%
Bank of Montreal, 1.300%, 10–31–14 (B)	1,000	1,016
Bank of New York Mellon Corporation (The): 1.500%, 1–31–14	1,250	1,265
0.700%, 10–23–15	1,000	996
Barclays Bank plc, 2.375%, 1–13–14	600	610
U.S. Bancorp, 4.200%, 5–15–14	1,000	1,050
Wells Fargo & Company: 3.676%, 6–15–16 (C)	500	540
1.500%, 1–16–18	1,000	1,001

		6,478

Diversified Capital Markets – 0.1%
Deutsche Bank AG, 3.450%, 3–30–15	500	527

Diversified Metals & Mining – 0.1%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	500	553

Drug Retail – 0.1%
CVS Caremark Corporation, 3.250%, 5–18–15	550	583

Electric Utilities – 0.1%
Hydro-Quebec, 8.000%, 2–1–13	500	503

Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Company, 2.750%, 4–15–16	1,000	1,057

Food Distributors – 0.3%
Campbell Soup Company, 2.500%, 8–2–22	1,400	1,386
Cargill, Inc., 4.307%, 5–14–21 (B)	424	467

		1,853

General Merchandise Stores – 0.2%
Target Corporation, 1.125%, 7–18–14	1,000	1,010

Health Care Equipment – 0.2%
Stryker Corporation, 2.000%, 9–30–16	1,500	1,561

Health Care Services – 0.3%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	2,000	2,110

Health Care Supplies – 0.2%
DENTSPLY International Inc., 2.750%, 8–15–16	1,000	1,037

Home Improvement Retail – 0.0%
Home Depot, Inc. (The), 4.400%, 4–1–21	250	295

Household Products – 0.1%
Church & Dwight Co., Inc., 2.875%, 10–1–22	500	501
Colgate-Palmolive Company, 1.250%, 5–1–14	500	505

		1,006

Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corporation, 0.650%, 12–7–15	1,000	1,000
Wal-Mart Stores, Inc.: 0.750%, 10–25–13	1,500	1,505
2.875%, 4–1–15	250	263

		2,768

Industrial Conglomerates – 0.1%
General Electric Company, 0.850%, 10–9–15	1,000	1,003

Industrial Gases – 0.2%
Praxair, Inc.: 4.375%, 3–31–14	1,000	1,047
3.000%, 9–1–21	1,000	1,047

		2,094

Industrial Machinery – 0.3%
Eaton Corporation, 0.638%, 6–16–14 (C)	750	749
Illinois Tool Works Inc., 5.150%, 4–1–14	1,000	1,057

		1,806

Integrated Oil & Gas – 0.0%
Cenovus Energy Inc., 4.500%, 9–15–14	250	265

Internet Retail – 0.3%
Amazon.com, Inc., 0.650%, 11–27–15	2,000	1,999

Investment Banking & Brokerage – 0.2%
Goldman Sachs Group, Inc., (The), 1.600%, 11–23–15	1,500	1,510

IT Consulting & Other Services – 0.3%
International Business Machines Corporation, 1.250%, 5–12–14	2,000	2,024

Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11–1–16	750	780

Life & Health Insurance – 0.7%
Metropolitan Life Global Funding I: 2.000%, 1–10–14 (B)	1,200	1,217
2.500%, 9–29–15 (B)	2,500	2,608
Prudential Financial, Inc., 4.750%, 9–17–15	500	548

		4,373

Managed Health Care – 0.2%
WellPoint, Inc., 1.875%, 1–15–18	1,500	1,518

Movies & Entertainment – 0.2%
Viacom Inc., 4.375%, 9–15–14	500	530
Walt Disney Company (The), 0.450%, 12–1–15	1,000	995

		1,525

Oil & Gas Drilling – 0.3%
Transocean Inc., 2.500%, 10–15–17	2,000	2,020

Oil & Gas Equipment & Services – 0.3%
National Oilwell Varco, Inc., 1.350%, 12–1–17	500	503
Schlumberger Investment S.A., 1.250%, 8–1–17 (B)	1,000	997
Schlumberger S.A. (GTD by Schlumberger Limited), 2.650%, 1–15–16 (B)	500	523

		2,023

Oil & Gas Exploration & Production – 0.4%
ConocoPhillips, 4.750%, 2–1–14	254	266
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,046
Southwestern Energy Company, 4.100%, 3–15–22 (B)	1,050	1,128

		2,440

Other Diversified Financial Services – 1.0%
JPMorgan Chase & Co.: 4.650%, 6–1–14	1,000	1,054
1.100%, 10–15–15	2,000	2,000
3.450%, 3–1–16	2,000	2,124
3.150%, 7–5–16	750	794
7.900%, 4–29–49 (C)	500	567

		6,539

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional: 7.916%, 7–25–09 (B)(D)	7	—	*
8.000%, 3–31–11 (B)(D)	1	—

		—	*

Packaged Foods & Meats – 0.2%
Kellogg Company, 4.450%, 5–30–16	500	553
Unilever Capital Corporation, 2.750%, 2–10–16	1,000	1,059

		1,612

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The), 2.350%, 8–15–22	1,200	1,187

Pharmaceuticals – 0.1%
Roche Holdings Ltd, 5.000%, 3–1–14 (B)	636	668

Railroads – 0.1%
Burlington Northern Santa Fe, LLC, 3.050%, 3–15–22	700	722

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce, 0.900%, 10–1–15	1,000	1,004

Restaurants – 0.0%
YUM! Brands, Inc., 4.250%, 9–15–15	250	270

Retail Stores – 0.1%
Dollar General Corporation, 4.125%, 7–15–17	450	473
Fifth & Pacific Companies, Inc., 10.500%, 4–15–19 (B)	400	443

		916

Semiconductors – 0.2%
Broadcom Corporation, 2.700%, 11–1–18	1,000	1,072
Texas Instruments Incorporated, 0.490%, 5–15–13 (C)	1,000	1,001

		2,073

Soft Drinks – 0.5%
PepsiCo, Inc.: 3.750%, 3–1–14	500	519
0.700%, 8–13–15	2,500	2,503

		3,022

Specialty Chemicals – 0.3%
RPM International Inc., 3.450%, 11–15–22	1,000	979
Sherwin-Williams Company (The), 1.350%, 12–15–17	750	748

		1,727

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6–1–14	500	518

Tobacco – 0.1%
Philip Morris International Inc., 4.500%, 3–26–20	500	582

Wireless – 0.0%
Virgin Media Finance plc, 4.875%, 2–15–22	284	290

Wireless Telecommunication Service – 0.7%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	1,200	1,273
American Tower Corporation: 4.625%, 4–1–15	500	531
4.700%, 3–15–22	1,400	1,548
Crown Castle International Corp, 5.250%, 1–15–23 (B)	1,046	1,119

		4,471

TOTAL CORPORATE DEBT SECURITIES – 17.1%		$114,638
(Cost: $110,110)

OTHER GOVERNMENT SECURITIES
Israel – 0.2%
State of Israel, 4.000%, 6–30–22	1,250	1,359

Qatar – 0.2%
State of Qatar: 4.000%, 1–20–15 (B)	750	789
3.125%, 1–20–17	1,000	1,054

		1,843

Supranational – 0.1%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	450	472

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$3,674
(Cost: $3,432)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.2%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates: 6.000%, 9–1–17	104	112
5.000%, 1–1–18	71	77
5.500%, 4–1–18	38	41
6.500%, 10–1–28	83	96
6.500%, 2–1–29	12	14
7.000%, 11–1–31	76	90
6.500%, 2–1–32	66	75
7.000%, 2–1–32	104	121
7.000%, 3–1–32	47	55
7.000%, 7–1–32	65	75
6.000%, 9–1–32	270	302
6.500%, 9–1–32	60	68
5.500%, 5–1–33	117	129
5.500%, 6–1–33	70	77

		1,332

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,332
(Cost: $1,208)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.6%
United States Treasury Bonds, 7.500%, 11–15–16	500	634
United States Treasury Notes: 3.875%, 2–15–13	1,250	1,256
3.625%, 5–15–13	750	760
4.250%, 8–15–13	900	923
4.250%, 8–15–15	3,000	3,305
1.375%, 11–30–18	10,000	10,258

		17,136

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.6%		$17,136
(Cost: $16,434)

SHORT-TERM SECURITIES
Commercial Paper – 5.6%
Air Products and Chemicals, Inc., 0.150%, 1–3–13 (E)	6,000	6,000
Campbell Soup Company, 0.240%, 2–1–13 (E)	8,638	8,635
Kroger Co. (The), 0.400%, 1–3–13 (E)	4,000	4,000
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.100%, 1–2–13 (E)	6,489	6,489
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.260%, 1–31–13 (E)	5,664	5,664
St. Jude Medical, Inc., 0.200%, 1–4–13 (E)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.), 0.110%, 1–11–13 (E)	2,000	2,000

		37,788

Municipal Obligations – Taxable – 1.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.110%, 1–2–13 (F)	2,000	2,000
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.), 0.110%, 1–3–13 (F)	1,400	1,400

MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.100%, 1–2–13 (F)	3,812	3,812
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.160%, 1–3–13 (F)	1,887	1,887

		9,099

TOTAL SHORT-TERM SECURITIES – 7.0%		$46,887
(Cost: $46,887)

TOTAL INVESTMENT SECURITIES – 99.6%		$668,459
(Cost: $585,400)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,897

NET ASSETS – 100.0%		$671,356

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $19,559 or 2.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at December 31, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$484,792	$—	$—
Corporate Debt Securities	—	114,638	—	*
Other Government Securities	—	3,674	—
United States Government Agency Obligations	—	1,332	—
United States Government Obligations	—	17,136	—
Short-Term Securities	—	46,887	—
Total	$484,792	$183,667	$—	*

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$585,400
Gross unrealized appreciation	85,308
Gross unrealized depreciation	(2,249)
Net unrealized appreciation	$83,059

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Ally Auto Receivable Trust 2010–1B,
3.290%, 3–15–15 (A)	$4,000	$4,110
America West Airlines, Inc., Pass Through Certificates, Series 1999–1,
7.930%, 1–2–19	1,079	1,158
America West Airlines, Inc., Pass Through Certificates, Series 2000–1,
8.057%, 7–2–20	1,551	1,664
AmeriCredit Automobile Receivables Trust 2010–4, Series E,
4.200%, 11–8–16	2,000	2,101
AmeriCredit Automobile Receivables Trust 2011–1, Series C,
2.850%, 8–8–16	1,380	1,414
AmeriCredit Automobile Receivables Trust 2012–4, Series C,
1.930%, 8–8–18	510	517
Chrysler Financial Auto Securitization Trust 2010–A,
1.650%, 11–8–13	709	709
Continental Airlines 2001–1 A–1,
8.048%, 11–1–20	1,061	1,202
Continental Airlines Pass Through Certificates, Series 2006–1,
0.661%, 6–2–13 (B)	925	906
Continental Airlines Pass Through Certificates, Series 2009–2,
7.250%, 11–10–19	666	769
Continental Airlines Pass Through Certificates, Series 2010–1B,
6.000%, 1–12–19	888	908
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012–1B,
6.250%, 4–11–20	1,000	1,060
Continental Airlines, Inc., Ser 2012–2 Class A,
4.000%, 10–29–24	1,290	1,358
CountryPlace Manufactured Housing Contract Trust 2005–1:
4.800%, 12–15–35 (A)(B)	795	823
5.200%, 12–15–35 (A)(B)	300	331
CVS Caremark Corporation Pass-Through Trust:
6.036%, 12–10–28	4,221	4,935
6.943%, 1–10–30	577	726
Green Tree Financial Corporation, Manufactured Housing Contract, Pass- Through Certificates, Series 1993–3 A7,
6.400%, 10–15–18	43	45
Green Tree Financial Corporation, Manufactured Housing Contract, Pass- Through Certificates, Series 1994–5 A5,
8.300%, 11–15–19	78	79
Green Tree Financial Corporation, Manufactured Housing Contract, Pass- Through Certificates, Series 1996–4 A6,
7.400%, 6–15–27	615	643
Nordstrom Credit Card Master Note Trust II, Series 2011–1A,
2.280%, 11–15–19 (A)	2,880	2,991
Origen Manufactured Housing Contract Trust 2004–A,
5.700%, 1–15–35	623	660
Origen Manufactured Housing Contract Trust 2004–B:
4.750%, 8–15–21	181	182
5.730%, 11–15–35 (B)	735	781

Origen Manufactured Housing Contract Trust 2005–A,
5.860%, 6–15–36 (B)	79	85
Origen Manufactured Housing Contract Trust 2005–B,
5.910%, 1–15–37	700	732
Santander Drive Auto Receivables Trust 2010–B,
2.100%, 9–15–14 (A)	1,346	1,350
Santander Drive Auto Receivables Trust 2011–4,
1.370%, 3–16–15	628	630
Santander Drive Auto Receivables Trust 2012–3, Class C,
3.010%, 4–16–18	1,560	1,609
US Airways, Inc. Class A Pass-Through Certificates, Series 2012–1,
5.900%, 10–1–24	1,010	1,101
Wells Fargo Commerical Mortgage Trust, Ser 2012–LC5 A3,
2.918%, 10–15–45	3,173	3,285
World Financial Network Credit Card Master Note Trust, Ser 2006–A,
0.339%, 2–15–17 (A)(B)	4,800	4,799

TOTAL ASSET-BACKED SECURITIES – 7.1%		$43,663
(Cost: $42,285)
CORPORATE DEBT SECURITIES

Aerospace & Defense – 0.2%
Textron Inc.,
5.600%, 12–1–17	1,000	1,132

Airlines – 1.2%
American Airlines, Inc. Class Pass Through Certificates, Series 2011–1,
5.250%, 1–31–21	2,586	2,719
United Air Lines, Inc.,
10.400%, 11–1–16	725	834
US Airways Group, Inc. Class A,
6.250%, 4–22–23	1,219	1,320
US Airways Group, Inc. Class B,
8.500%, 4–22–17	819	856
US Airways, Inc., Series 2012–2, Class A,
6.750%, 6–3–21	2,250	2,306

		8,035

Application Software – 0.3%
Intuit Inc.,
5.750%, 3–15–17	1,780	2,053

Auto Parts & Equipment – 0.8%
Dana Holding Corporation:
6.500%, 2–15–19	1,500	1,601
6.750%, 2–15–21	1,500	1,612
Delphi Corporation,
6.125%, 5–15–21	300	333
Tenneco Inc.,
6.875%, 12–15–20	850	925

		4,471

Automobile Manufacturers – 0.6%
Hyundai Capital America,
1.625%, 10–2–15 (A)	1,600	1,609
Hyundai Capital Services, Inc.,
4.375%, 7–27–16 (A)	2,000	2,151

		3,760

Cable & Satellite – 0.7%
DISH DBS Corporation,
4.625%, 7–15–17	1,725	1,798
EchoStar DBS Corporation,
7.750%, 5–31–15	1,890	2,115

		3,913

CMBS Other – 0.6%
GS Mortgage Securities Corporation Trust Commercial Mortgage Pass-Through Certificates Series 2012–BWTR,
3.328%, 11–5–22 (A)	1,000	992
WFRBS Commercial Mortgage Trust 2012–C9, Class A–3,
2.875%, 12–15–45	2,517	2,595

		3,587

Computer Hardware – 0.4%
Hewlett-Packard Company,
3.000%, 9–15–16	2,600	2,616

Consumer Finance – 3.6%
American Express Centurion Bank,
0.760%, 11–13–15 (B)	3,775	3,770
American Express Credit Account Master Trust Series 2012–2,
0.990%, 3–15–18	1,855	1,859
AmeriGas Partners, L.P. and AmeriGas Finance Corp.,
6.500%, 5–20–21	477	518
Capital One Bank USA NA,
8.800%, 7–15–19	2,330	3,153
Discover Bank,
8.700%, 11–18–19	458	596
Discover Financial Services:
6.450%, 6–12–17	660	772
3.850%, 11–21–22 (A)	3,317	3,419
Ford Motor Credit Company LLC:
5.625%, 9–15–15	1,500	1,642
3.000%, 6–12–17	1,375	1,412
General Motors Financial Company, Inc.,
4.750%, 8–15–17 (A)	4,100	4,310
Union 13 Leasing LLC,
1.870%, 6–28–24	1,109	1,125

		22,576

Data Processing & Outsourced Services – 0.6%
Western Union Company (The):
2.375%, 12–10–15	970	974
2.875%, 12–10–17	2,555	2,531

		3,505

Distillers & Vintners – 0.7%
Constellation Brands, Inc.,
4.625%, 3–1–23	1,175	1,228
Pernod Ricard S.A.,
5.750%, 4–7–21 (A)	2,700	3,226

		4,454

Diversified Banks – 1.0%
Bank of America Corporation,
5.750%, 12–1–17	2,405	2,802
Bank of America, N.A.,
5.300%, 3–15–17	2,039	2,293
Wells Fargo Bank, N.A.,
4.750%, 2–9–15	785	843

		5,938

Electric Utilities – 1.2%
Narragansett Electric Company (The),
4.170%, 12–10–42 (A)	4,450	4,395
Southwestern Electric Power Company,
5.550%, 1–15–17	2,395	2,701

		7,096

Electrical Components & Equipment – 0.6%
Actuant Corporation,
5.625%, 6–15–22	1,195	1,237
Roper Industries, Inc.,
1.850%, 11–15–17	2,465	2,462

		3,699

Food Retail – 0.3%
Tesco plc,
2.000%, 12–5–14 (A)	1,550	1,584

Health Care Facilities – 0.3%
NYU Hospitals Center,
4.428%, 7–1–42	2,210	2,145

Health Care Services – 1.0%
Aristotle Holding, Inc.,
3.500%, 11–15–16 (A)	3,200	3,421
Medco Health Solutions, Inc.,
7.125%, 3–15–18	1,030	1,283
Quest Diagnostics Incorporated,
5.750%, 1–30–40	1,000	1,143

		5,847

Health Care Supplies – 1.1%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	4,300	4,543
Sinai Health System,
3.034%, 1–20–36	2,000	1,978

		6,521

Integrated Telecommunication Services – 0.9%
CenturyLink, Inc.:
6.150%, 9–15–19	1,000	1,097
6.450%, 6–15–21	2,830	3,124
Qwest Communications International Inc.,
7.125%, 4–1–18	1,500	1,565

		5,786

Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The):
6.250%, 9–1–17	970	1,144
6.150%, 4–1–18	2,211	2,596
Morgan Stanley:
6.250%, 8–28–17	2,200	2,517
5.500%, 1–26–20	1,552	1,740
5.500%, 7–28–21	1,090	1,236

		9,233

Life & Health Insurance – 0.3%
Symetra Financial Corporation,
6.125%, 4–1–16 (A)	1,450	1,569

Managed Health Care – 0.2%
Coventry Health Care, Inc.,
6.125%, 1–15–15	415	453
UnitedHealth Group Incorporated,
3.950%, 10–15–42	1,055	1,047

		1,500

Metal & Glass Containers – 0.6%
Ball Corporation:
7.375%, 9–1–19	500	556
6.750%, 9–15–20	2,720	2,999

		3,555

Movies & Entertainment – 0.0%
AMC Networks Inc.,
4.750%, 12–15–22	300	302

Multi-Utilities – 1.1%
CMS Energy Corporation:
2.750%, 5–15–14	600	608
8.750%, 6–15–19	1,825	2,373
Duke Energy Carolinas, LLC,
4.000%, 9–30–42	4,270	4,290

		7,271

Oil & Gas Drilling – 0.6%
Rowan Companies, Inc.,
5.400%, 12–1–42	3,690	3,726

Oil & Gas Equipment & Services – 0.6%
Oil States International, Inc.,
5.125%, 1–15–23 (A)	1,000	1,014
Weatherford International Ltd.,
5.125%, 9–15–20	2,350	2,587

		3,601

Oil & Gas Exploration & Production – 1.8%
Concho Resources Inc.,
5.500%, 10–1–22	2,500	2,638
Plains Exploration & Production Company:
6.500%, 11–15–20	3,000	3,322
6.750%, 2–1–22	2,000	2,245
Tesoro Corporation,
4.250%, 10–1–17	2,645	2,738

		10,943

Oil & Gas Refining & Marketing – 0.7%
NuStar Logistics, L.P.,
7.900%, 4–15–18	4,000	4,520

Oil & Gas Storage & Transportation – 5.1%
Access Midstream Partners, L.P.,
4.875%, 5–15–23	1,000	1,015
DCP Midstream Operating, LP (GTD by DCP MidstreamPartners, LP),
2.500%, 12–1–17	2,700	2,685
El Paso Natural Gas Company,
7.500%, 11–15–26	3,290	4,355
El Paso Pipeline Partners Operating Company, LLC:
6.500%, 4–1–20	375	457
5.000%, 10–1–21	690	781
Energy Transfer Partners, L.P.,
9.000%, 4–15–19	2,770	3,650
Enterprise Products Operating L.P.,
5.750%, 3–1–35	1,400	1,592
Kinder Morgan Finance Company, ULC,
6.000%, 1–15–18 (A)	1,215	1,335
Regency Energy Partners LP and Regency Energy Finance Corp.,
6.500%, 7–15–21	3,000	3,285
Sunoco Logistics Partners Operations L.P.,
6.850%, 2–15–40	1,265	1,522
Western Gas Partners, LP:
5.375%, 6–1–21	1,890	2,161
4.000%, 7–1–22	3,350	3,526
Williams Companies, Inc. (The),
3.700%, 1–15–23	3,820	3,849
Williams Partners L.P.,
7.250%, 2–1–17	770	935

		31,148

Other Diversified Financial Services – 1.8%
Citigroup Inc.,
6.010%, 1–15–15	1,080	1,180
Daimler Finance North America LLC,
1.300%, 7–31–15	5,200	5,230
JPMorgan Chase Bank N.A.:
5.875%, 6–13–16	1,170	1,334
6.000%, 7–5–17	215	252
6.000%, 10–1–17	2,368	2,802

		10,798

Paper Packaging – 0.4%
Rock-Tenn Company,
4.450%, 3–1–19 (A)	2,160	2,329

Pharmaceuticals – 0.9%
AbbVie Inc.:
1.750%, 11–6–17 (A)	2,175	2,198
2.000%, 11–6–18 (A)	1,760	1,782
Mylan Inc.,
6.000%, 11–15–18 (A)	1,500	1,656

		5,636

Property & Casualty Insurance – 2.2%
Liberty Mutual Group, Inc.:
7.300%, 6–15–14 (A)	1,000	1,074
5.000%, 6–1–21 (A)	5,280	5,669
Swiss Reinsurance Company Ltd.,
4.250%, 12–6–42 (A)	1,750	1,729
XL Capital Ltd.,
6.250%, 5–15–27	4,125	4,892

		13,364

Railroads – 0.6%
BNSF Funding Trust I,
6.613%, 12–15–55	2,985	3,384

Real Estate Operating Companies – 0.6%
Colonial Realty Limited Partnership,
5.500%, 10–1–15	1,830	1,990
Helios Leasing I LLC,
2.018%, 5–29–24	1,372	1,404

		3,394

Regional Banks – 2.0%
AmSouth Bancorporation,
5.200%, 4–1–15	1,000	1,045
HSBC Bank USA, N.A.,
6.000%, 8–9–17	4,235	4,946
PNC Bank, N.A.,
6.875%, 4–1–18	1,045	1,305
Santander Holdings USA, Inc.,
3.000%, 9–24–15	865	881
SunTrust Bank,
0.602%, 8–24–15 (B)	4,225	4,105

		12,282

REITs – 0.7%
Realty Income Corporation,
3.250%, 10–15–22	4,180	4,087

Residential REIT’s – 0.3%
Post Apartment Homes, L.P.,
3.375%, 12–1–22	2,050	2,037

Retail REITs – 0.1%
Westfield Group,
7.500%, 6–2–14 (A)	600	653

Retail Stores – 0.2%
Dollar General Corporation,
4.125%, 7–15–17	1,395	1,465

Specialized Finance – 0.2%
International Lease Finance Corporation,
6.500%, 9–1–14 (A)	1,300	1,388

Specialized REIT’s – 2.7%
HCP, Inc.:
3.750%, 2–1–19	1,660	1,751
2.625%, 2–1–20	2,425	2,413
Health Care REIT, Inc.:
4.125%, 4–1–19	2,830	3,042
3.750%, 3–15–23	4,750	4,754
Healthcare Realty Trust Incorporated,
5.125%, 4–1–14	824	862
Nationwide Health Properties, Inc.:
6.250%, 2–1–13	600	602
6.000%, 5–20–15	1,000	1,111
Ventas Realty, LP and Ventas Capital Corp.,
4.000%, 4–30–19	1,850	1,987

		16,522

Tobacco – 0.2%
Reynolds American Inc.,
4.750%, 11–1–42	1,200	1,207

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC,
6.750%, 5–20–20	1,500	1,646

Transportation – Other – 0.3%
ERAC USA Finance LLC,
3.300%, 10–15–22 (A)	2,100	2,124

Trucking – 0.2%
Tagua Leasing, LLC,
1.900%, 7–12–24	1,266	1,287

Wireless – 0.1%
Virgin Media Finance plc,
5.250%, 2–15–22	350	371

Wireless Telecommunication Service – 0.2%
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	850	1,023

TOTAL CORPORATE DEBT SECURITIES – 42.6%		$261,083
(Cost: $249,782)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 4.7%
7 WTC Depositor, LLC Trust 2012–WTC Commercial Mortgage Pass-Through Certificates, Series 2012–7WTC,
4.082%, 3–13–31 (A)	2,560		2,703
BB-UBS Trust 2012–SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class A,
3.430%, 11–5–36 (A)	2,850		2,923
BB-UBS Trust 2012–SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class D,
4.026%, 11–5–36 (A)	1,425		1,366
Bear Stearns Commercial Mortgage Securities Trust 2004–PWR4,
5.468%, 6–11–41 (B)	1,361		1,431
Commercial Mortgage Asset Trust:
6.975%, 1–17–32	931		935
7.800%, 11–17–32 (B)	1,000		1,038
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass- Through Notes 2006–1,
5.506%, 11–11–38 (A)	1,297		980
Hometown Commercial Trust 2007–1, Commercial Mortgage-Backed Notes, Series 2007–1,
6.057%, 6–11–39 (A)	263		163
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009–IWST, Commercial Mortgage Pass-Through Certificates, Series 2009–IWST:
1.972%, 12–5–27 (A)(B)	6,024		701
7.445%, 12–5–27 (A)(B)	2,600		3,192
LB-UBS Commercial Mortgage Trust 2003–C7,
5.169%, 7–15–37 (A)(B)	1,000		993
Morgan Stanley Capital I Trust 2012–C4,
3.773%, 3–15–45	945		1,008
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass- Through Certificates, Series 2005–RR4:
5.000%, 11–28–35 (A)	985		992
5.880%, 11–28–35 (A)(B)	1,280		855
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998–D6,
6.000%, 3–15–30 (A)	500		506
Prudential Securities Secured Financing Corporation, Commercial Mortgage Pass-Through Certficates, Series 2003 –PWR1,
4.775%, 2–11–36 (A)	1,516		1,516
UBS-Barclays Commerical Mortgage Trust, Ser 2012–C3 A4,
3.091%, 8–10–49	2,885		3,011
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010–VNO,
5.280%, 9–13–28 (A)	1,200		1,360
WFRBS Commercial Mortgage Trust 2001–C2 A–2,
3.791%, 2–15–44 (A)	1,485		1,608
WFRBS Commercial Mortgage Trust 2011–C5,
3.667%, 11–15–44 (B)	1,135		1,252

			28,533

Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)(C)	31		—
1.660%, 3–25–12 (A)(C)	10		—
7.540%, 5–31–17 (A)(C)	—	*	—
Bear Stearns Mortgage Securities Inc.,
8.000%, 11–25–29	196		180
Mellon Residential Funding,
6.750%, 6–25–28	7		8

			188

Other – 0.5%
WFRBS Commercial Mortgage Trust 2012–C10, Class A–3,
2.870%, 11–15–45	3,539	3,645

Other Mortgage-Backed Securities – 2.2%
Aames Mortgage Trust 2001–4,
7.150%, 1–25–32 (B)	386	259
ABFS Mortgage Loan Trust 2001–2,
7.490%, 12–25–31 (B)	565	420
Asset Securitization Corporation:
8.621%, 8–13–29 (B)(D)	224	7
7.442%, 2–14–43 (B)	100	101
Banc of America Alternative Loan Trust 2003–05,
5.500%, 7–25–33	702	20
Banc of America Alternative Loan Trust 2005–06,
6.000%, 7–25–35	526	77
Banc of America Mortgage Trust 2003–09,
5.500%, 12–25–33	517	181
Banc of America Mortgage Trust 2004–03,
4.875%, 4–25–19	143	130
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003–3,
5.500%, 5–25–33	944	974
C-Bass 2006–MH1 Trust:
5.970%, 10–25–36 (A)(B)	1,026	1,051
6.240%, 10–25–36 (A)(B)	88	93
CHL Mortgage Pass-Through Trust 2004–J4,
5.250%, 5–25–34	264	251
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	11	12
CWHEQ Home Equity Loan Trust, Series 2007–S2,
5.934%, 5–25–37 (B)	341	222
First Horizon Mortgage Pass-Through Trust 2003–8,
5.140%, 10–25–33 (B)	175	73
First Horizon Mortgage Pass-Through Trust 2007–4,
5.500%, 8–25–22	162	153
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11–25–32 (A)	1,031	813
GMACM Home Equity Loan Trust 2006–HE3,
6.088%, 10–25–36 (B)	245	222
GMACM Home Equity Loan Trust 2007–HE1,
5.952%, 8–25–37 (B)	570	450
Impac CMB Trust Series 2003–2F,
7.000%, 1–25–33 (B)	311	248
J.P. Morgan Mortgage Trust 2004–A3,
3.044%, 7–25–34 (B)	274	270
J.P. Morgan Mortgage Trust 2006–A2,
2.950%, 8–25–34 (B)	1,841	1,137
Merrill Lynch Mortgage Investors, Inc. Mortgage Pass-Through Certificates Series 1997–C2,
6.250%, 12–10–29	960	960
Morgan Stanley Capital I Trust 2004–TOP15,
5.030%, 6–13–41	206	209
Morgan Stanley Capital I Trust 2012–STAR Class A–2,
3.201%, 8–5–34 (A)	1,350	1,414
Morgan Stanley Capital I Trust 2012–STAR Class B,
3.451%, 8–5–34 (A)	930	954
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	1	1
7.892%, 9–28–24 (A)(B)	3	2
RASC Series 2003–KS10 Trust,
6.410%, 12–25–33	212	56
RFMSI Series 2004–S5 Trust:
4.500%, 5–25–19	177	151

Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12–25–30(B)	710	423
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11–25–35(B)	1,575	105
Structured Asset Mortgage Investments, Inc.,
2.690%, 5–2–30(B)	7	2
Structured Asset Securities Corporation,
5.250%, 8–25–33	201	154
TimberStar Trust I,
6.208%, 10–15–36(A)	1,560	1,665

		13,260

TOTAL MORTGAGE-BACKED SECURITIES – 7.4%		$45,626
(Cost: $52,279)

MUNICIPAL BONDS – TAXABLE
Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A,
7.016%, 10–1–40	520	618

New Jersey – 0.1%
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2010C,
5.754%, 12–15–28	760	916

New York – 1.2%
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,110	3,070
Port Auth of NY and NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	3,550	3,885

		6,955

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,297

TOTAL MUNICIPAL BONDS – TAXABLE – 1.6%		$9,786
(Cost: $9,027)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.0%
Federal National Mortgage Association,
5.500%, 2–1–35	247	271

Mortgage-Backed Obligations – 28.3%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12–1–17	173	186
5.500%, 9–1–19	230	250
5.000%, 4–1–23	809	875
3.500%, 8–1–26	1,513	1,606
5.000%, 5–1–29	144	155
6.500%, 9–1–32	86	98
5.300%, 1–15–33	205	225
6.000%, 11–1–33	156	178
5.500%, 5-1-34	1,059	1,194
6.500%, 5–1–34	279	319
5.500%, 6–1–34	416	452
5.000%, 9–1–34	6	6
5.500%, 9–1–34	20	21
5.500%, 10–1–34	470	524
5.500%, 7–1–35	186	205
5.000%, 8–1–35	240	259
5.500%, 10–1–35	166	186
5.000%, 11–1–35	514	555
5.000%, 12–1–35	158	171
6.500%, 7–1–36	186	210
7.000%, 12–1–37	311	359
4.000%, 1–1–39 TBA	1,400	1,495

5.500%, 2–1–39	1,222	1,333
5.000%, 11–1–39	316	354
5.000%, 1–1–40	1,907	2,124
5.000%, 3–1–40	2,712	3,035
5.000%, 4–1–40	784	863
5.000%, 8–1–40	702	780
4.000%, 10–1–40	1,603	1,790
4.000%, 11–1–40	1,348	1,501
4.500%, 1–1–41	1,707	1,890
4.000%, 2–1–41	2,674	2,929
4.000%, 3–1–41	853	947
4.500%, 3–1–41	834	913
4.500%, 4–1–41	3,892	4,348
4.000%, 6–1–41	887	985
4.000%, 11–1–41	7,222	7,847
3.500%, 1–1–42	2,850	3,097
3.500%, 3–1–42	2,882	3,103
3.000%, 8–1–42	1,912	2,009
3.500%, 8–1–42	4,914	5,248
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	27	29
6.000%, 1–1–18	102	110
5.500%, 2–1–18	99	107
5.500%, 3–1–18	20	22
5.000%, 5–1–18	357	384
5.000%, 6–1–18	87	95
5.000%, 7–1–18	38	42
5.000%, 10–1–18	270	293
5.500%, 9–1–19	81	87
3.000%, 9–1–22	1,917	2,025
5.000%, 7–1–23	398	438
6.000%, 8–1–23	404	444
5.500%, 2–1–24	145	159
3.500%, 1–1–25 TBA	125	133
4.500%, 4–1–25	799	862
3.500%, 11–1–25	792	858
3.500%, 6–1–26	1,516	1,622
3.000%, 1–1–28	2,410	2,544
6.000%, 8–1–29	126	140
7.500%, 5–1–31	37	45
4.000%, 8–20–31	990	1,075
7.000%, 9–1–31	16	19
7.000%, 11–1–31	148	174
6.500%, 12–1–31	18	21
6.500%, 2–1–32	184	209
7.000%, 2–1–32	137	161
7.000%, 3–1–32	212	248
6.500%, 4–1–32	38	43
3.500%, 5–1–32	2,116	2,269
6.500%, 5–1–32	90	102
6.500%, 7–1–32	27	30
6.500%, 8–1–32	39	45
6.000%, 9–1–32	50	57
6.500%, 9–1–32	93	106
6.000%, 10–1–32	835	954
6.500%, 10–1–32	89	100
6.000%, 11–1–32	587	670
3.500%, 12–1–32	2,990	3,197
6.000%, 3–1–33	949	1,077
5.500%, 4–1–33	690	784
6.000%, 4–1–33	73	82
5.500%, 5–1–33	121	133
6.000%, 6–1–33	418	465
6.500%, 8–1–33	24	27
6.000%, 10–1–33	70	79
6.000%, 12–1–33	163	183
5.500%, 1–1–34	233	256
5.500%, 1–1–34	214	236
6.000%, 1–1–34	139	156
5.000%, 3–1–34	843	918
5.000%, 3–1–34	104	113
5.500%, 3–1–34	82	94
5.500%, 4–1–34	189	210
5.000%, 5–1–34	56	61
6.000%, 8–1–34	220	245
5.500%, 9–1–34	471	536
6.000%, 9–1–34	255	284

6.500%, 9–1–34	316	358
5.500%, 11–1–34	862	947
6.000%, 11–1–34	312	346
6.500%, 11–1–34	22	26
5.000%, 12–1–34	1,395	1,520
4.500%, 1–1–35 TBA	2,145	2,317
5.500%, 1–1–35	669	753
5.500%, 1–1–35	146	166
5.500%, 2–1–35	1,330	1,510
6.500%, 3–1–35	401	460
5.000%, 4–1–35	265	288
5.500%, 4–1–35	417	461
4.500%, 5–1–35	771	837
5.500%, 6–1–35	26	28
4.500%, 7–1–35	653	709
5.000%, 7–1–35	1,616	1,759
5.000%, 7–1–35	348	378
5.500%, 7–1–35	230	254
5.500%, 8–1–35	30	33
5.500%, 10–1–35	791	907
5.500%, 11–1–35	595	650
5.500%, 12–1–35	606	667
5.000%, 2–1–36	162	176
5.500%, 2–1–36	588	631
6.500%, 2–1–36	221	249
6.500%, 6–1–36	383	433
5.500%, 9–1–36	679	743
5.500%, 11–1–36	353	384
6.000%, 11–1–36	220	241
6.500%, 11–1–36	656	736
6.000%, 1–1–37	157	173
6.000%, 5–1–37	334	375
5.500%, 6–1–37	130	149
6.000%, 8–1–37	288	318
6.000%, 9–1–37	209	234
7.000%, 10–1–37	18	21
5.500%, 3–1–38	494	558
5.000%, 4–1–38	607	687
5.500%, 5–1–38	518	563
6.000%, 10–1–38	959	1,058
6.000%, 12–1–38	443	493
4.000%, 1–1–39 TBA	3,150	3,375
4.500%, 6–1–39	348	386
5.000%, 12–1–39	731	827
5.500%, 12–1–39	728	806
5.000%, 3–1–40	2,002	2,222
6.000%, 6–1–40	612	670
4.500%, 10–1–40	1,617	1,752
4.000%, 12–1–40	2,362	2,579
4.000%, 1–15–41	1,577	1,740
3.500%, 4–1–41	2,779	2,997
4.000%, 4–1–41	1,896	2,092
4.500%, 4–1–41	2,271	2,516
5.000%, 4–1–41	444	500
4.500%, 7–1–41	2,403	2,632
4.000%, 8–1–41	2,002	2,149
4.000%, 9–1–41	2,584	2,840
4.000%, 10–1–41	2,551	2,804
3.500%, 11–1–41	5,092	5,511
3.500%, 1–1–42 TBA	5,440	5,799
3.500%, 1–1–42	1,386	1,495
3.000%, 3–1–42	1,854	1,944
3.000%, 8–1–42	991	1,040
3.000%, 9–1–42	2,975	3,130
3.000%, 1–1–43	2,365	2,478
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.500%, 7–25–24	1,875	2,039
Government National Mortgage Association Agency REMIC/CMO:
0.488%, 3–16–34 (B)(D)	2,505	23
0.643%, 7–16–40 (B)(D)	793	16
0.000%, 3–16–42 (B)(D)(E)	755	—	*
0.820%, 6–17–45 (B)(D)	8,068	147
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	91	104
5.000%, 7–15–33	387	427

5.000%, 7–15–34	317	349
5.500%, 12–15–34	447	493
5.000%, 1–15–35	513	562
5.000%, 12–15–35	726	799
4.000%, 6–20–36	1,319	1,445
5.500%, 7–15–38	437	483
5.500%, 10–15–38	384	437
5.500%, 2–15–39	287	317
5.000%, 12–15–39	240	270
5.000%, 1–15–40	2,136	2,374
4.500%, 6–15–40	878	979
5.000%, 7–15–40	700	770
4.000%, 12–20–40	875	971
4.000%, 8–1–41	873	949
4.000%, 10–15–41	897	997
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995–1 Class 1,
7.223%, 2–15–25(B)	112	131
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995–1 Class 2,
7.793%, 2–15–25	36	42

		173,487

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 28.3%		$173,758
(Cost: $168,883)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.2%
United States Treasury Notes,
1.875%, 7–15–13 (F)(G)	1,385	1,408

Treasury Obligations – 7.6%
United States Treasury Bonds:
5.375%, 2–15–31(G)	1,775	2,528
2.750%, 8–15–42	12,845	12,357
United States Treasury Notes:
0.250%, 11–30–14	2,215	2,215
0.375%, 11–15–15	6,085	6,090
0.625%, 11–30–17	1,414	1,409
0.750%, 12–31–17	15,000	15,018
1.000%, 11–30–19	4,808	4,757
1.625%, 11–15–22	1,909	1,886

		46,260

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.8%		$47,668
(Cost: $47,432)

SHORT-TERM SECURITIES
Commercial Paper – 6.0%
Air Products and Chemicals, Inc.,
0.150%, 1–9–13(H)	15,196	15,195
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.130%, 1–11–13(H)	3,000	3,000
Campbell Soup Company,
0.240%, 2–11–13(H)	2,804	2,803
CVS Caremark Corporation,
0.280%, 1–2–13(H)	388	388
General Mills, Inc.,
0.330%, 1–8–13(H)	3,000	3,000
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.),
0.360%, 1–10–13(H)	6,000	5,999
Kellogg Co.,
0.190%, 1–10–13(H)	3,000	3,000
St. Jude Medical, Inc.,
0.440%, 1–15–13(H)	3,500	3,500

		36,885

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (I)	478	478

Municipal Obligations – Taxable – 1.7%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.100%, 1–2–13 (I)	10,434	10,434

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corporation (GTD by United States Government), 0.170%, 1–2–13 (I)	55	55

TOTAL SHORT-TERM SECURITIES – 7.8%		$47,852
(Cost: $47,852)

TOTAL INVESTMENT SECURITIES – 102.6%		$629,436
(Cost: $617,540)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.6%)		(15,958)

NET ASSETS – 100.0%		$613,478

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $90,905 or 14.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Zero coupon bond.

(F)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(G)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(H)	Rate shown is the yield to maturity at December 31, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at December 31, 2012 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note	Short	3-28-13	141	$(18,722)	$37
U.S. 30 Year Treasury Bond	Short	3-28-13	65	(9,588)	114
U.S. 5 Year Treasury Note	Long	4-3-13	133	16,547	(1)
				$(11,763)	$150

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$33,537	$10,126
Corporate Debt Securities	—	248,052	13,031
Mortgage-Backed Securities	—	43,616	2,010
Municipal Bonds	—	9,786	—
United States Government Agency Obligations	—	173,758	—
United States Government Obligations	—	47,668	—
Short-Term Securities	—	47,852	—
Total	$—	$604,269	$25,167
Futures Contracts	$150	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Debt Securities	Mortgage-Backed Securities
Beginning Balance 4-1-12	$8,414	$6,368	$5,196
Net realized gain (loss)	(36)	—	(573)
Net unrealized appreciation (depreciation)	425	457	778
Purchases	2,300	4,967	—
Sales	(977)	(358)	(593)
Transfers into Level 3 during the period	—	1,597	208
Transfers out of Level 3 during the period	—	—	(3,006)
Ending Balance 12-31-12	$10,126	$13,031	$2,010
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-12	$384	$178	$55

There were no transfers between any levels during the period ended December 31, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12-31-12	Valuation Technique(s)	Unobservable Input(s)
Assets
Asset-Backed Securities	$10,126	Third-party vendor pricing service	Vendor quotes
Corporate Debt Securities	13,031	Third-party vendor pricing service	Vendor quotes
Mortgage-Backed Securities	2,010	Third-party vendor pricing service	Vendor quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$617,540
Gross unrealized appreciation	24,042
Gross unrealized depreciation	(12,146)
Net unrealized appreciation	$11,896

SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.7%
Precision Castparts Corp.	56	$10,589

Apparel, Accessories & Luxury Goods – 2.8%
Polo Ralph Lauren Corporation	41	6,102
Under Armour, Inc., Class A (A)	98	4,770

		10,872

Application Software – 1.4%
Intuit Inc.	94	5,563

Asset Management & Custody Banks – 0.9%
Northern Trust Corporation	73	3,637

Biotechnology – 1.0%
Alexion Pharmaceuticals, Inc. (A)	40	3,724

Brewers – 3.0%
Anheuser-Busch InBev S.A., ADR (A)	136	11,862

Broadcasting – 5.2%
CBS Corporation, Class B	372	14,163
Discovery Holding Company, Class A (A)	104	6,595

		20,758

Cable & Satellite – 4.3%
Charter Communications, Inc., Class A (A)	70	5,306
Time Warner Cable Inc.	118	11,430

		16,736

Computer Hardware – 4.1%
Apple Inc. (A)	30	15,777

Construction & Farm Machinery & Heavy Trucks – 1.0%
Cummins Inc.	36	3,922

Consumer Finance – 4.7%
Capital One Financial Corporation	315	18,260

Data Processing & Outsourced Services – 2.6%
MasterCard Incorporated, Class A	21	10,317

Distillers & Vintners – 1.8%
Beam Inc.	118	7,233

Diversified Chemicals – 2.5%
Dow Chemical Company (The)	298	9,622

Fertilizers & Agricultural Chemicals – 2.7%
Monsanto Company	113	10,666

Food Retail – 1.1%
Whole Foods Market, Inc.	47	4,311

Health Care Equipment – 1.4%
Covidien plc (A)	96	5,549

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	122	7,521

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	52	5,156

Industrial Machinery – 5.7%
Pall Corporation	189	11,413
Pentair, Inc. (A)	221	10,867

		22,280

Internet Retail – 1.5%
Amazon.com, Inc. (A)	23	5,877

Internet Software & Services – 1.1%
Facebook, Inc., Class A (A)	168	4,461

Leisure Products – 0.7%
Polaris Industries Inc.	33	2,777

Motorcycle Manufacturers – 3.3%
Harley-Davidson, Inc.	262	12,820

Movies & Entertainment – 1.8%
News Corporation Limited, Class B	269	7,059

Multi-Line Insurance – 1.0%
American International Group, Inc. (A)	111	3,904

Oil & Gas Equipment & Services – 2.3%
National Oilwell Varco, Inc.	50	3,431
Schlumberger Limited	83	5,758

		9,189

Oil & Gas Exploration & Production – 3.0%
ConocoPhillips	67	3,874
Noble Energy, Inc.	73	7,397

		11,271

Oil & Gas Refining & Marketing – 1.2%
Phillips 66	92	4,882

Other Diversified Financial Services – 3.6%
JPMorgan Chase & Co.	316	13,902

Packaged Foods & Meats – 3.7%
Mead Johnson Nutrition Company	140	9,243
Mondelez Intl, Inc. Class A	214	5,448

		14,691

Personal Products – 1.8%
Estee Lauder Companies, Inc. (The), Class A	115	6,857

Pharmaceuticals – 3.9%
Allergan, Inc.	52	4,764
Pfizer Inc.	417	10,450

		15,214

Railroads – 5.0%
Kansas City Southern	83	6,962
Union Pacific Corporation	100	12,576

		19,538

Regional Banks – 1.2%
SunTrust Banks, Inc.	168	4,751

Semiconductors – 3.1%
Altera Corporation	238	8,186
Texas Instruments Incorporated	126	3,902

		12,088

Specialty Chemicals – 1.8%
LyondellBasell Industries N.V., Class A	35	1,992
Sherwin-Williams Company (The)	33	5,123

		7,115

Tobacco – 2.7%
Philip Morris International Inc.	125	10,461

Wireless Telecommunication Service – 0.8%
SBA Communications Corporation (A)	42	2,983

TOTAL COMMON STOCKS – 95.6%		$374,195
(Cost: $295,299)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.4%
Campbell Soup Company, 0.240%, 2-1-13 (B)	$10,093	10,091
CVS Caremark Corporation, 0.280%, 1-2-13 (B)	1,516	1,516
Kroger Co. (The), 0.400%, 1-3-13 (B)	3,000	3,000
Sonoco Products Co., 0.000%, 1-2-13 (B)	2,328	2,328

		16,935

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (C)	1,315	1,315

TOTAL SHORT-TERM SECURITIES – 4.7%		$18,250
(Cost: $18,250)

TOTAL INVESTMENT SECURITIES – 100.3%		$392,445
(Cost: $313,549)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(1,256)

NET ASSETS – 100.0%		$391,189

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2012.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$84,420	$—	$—
Consumer Staples	60,571	—	—
Energy	25,342	—	—
Financials	44,454	—	—
Health Care	24,487	—	—
Industrials	56,329	—	—
Information Technology	48,206	—	—
Materials	27,403	—	—
Telecommunication Services	2,983	—	—
Total Common Stocks	$374,195	$—	$—
Short-Term Securities	—	18,250	—
Total	$374,195	$18,250	$—

There were no reoccurring transfers between any levels during the period ended December 31, 2012.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$313,549
Gross unrealized appreciation	80,719
Gross unrealized depreciation	(1,823)
Net unrealized appreciation	$78,896

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 0.9%
Primary Health Care Limited	466		$1,946

Belgium – 3.4%
ageas N.V. (A)	251		7,422

Brazil – 0.3%
HRT Participacoes Em Petroleo S.A. (A)	284		656

Canada – 2.7%
EnCana Corporation	243		4,792
Fairfax Financial Holdings Limited	3		1,012

			5,804

Finland – 1.9%
Nokia OYJ	1,045		4,130

France – 5.4%
Carrefour S.A.	327		8,430
Renault SA	61		3,307

			11,737

Germany – 8.5%
Deutsche Lufthansa AG	508		9,612
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	48		8,710

			18,322

Greece – 0.7%
Intralot S.A. Integrated Lottery Systems and Services	626		1,597

Hong Kong – 4.4%
First Pacific Company Limited	6,587		7,274
Henderson Land Development Company Limited	305		2,184

			9,458

Italy – 2.9%
EXOR S.p.A.	251		6,326

Japan – 12.0%
Canon Inc.	47		1,810
Honda Motor Co., Ltd.	332		12,284
SANKYO Co., Ltd.	107		4,258
Sega Sammy Holdings Inc.	454		7,658

			26,010

Netherlands – 2.8%
TNT N.V. (A)	1,529		5,967

United Kingdom – 2.4%
BP plc, ADR	125		5,204

United States – 36.3%
American International Group, Inc. (A)	405		14,279
Bank of America Corporation	1,407		16,325
Berkshire Hathaway Inc., Class A (A)	—	*	4,156
Citigroup Inc.	383		15,155
Dell Inc.	425		4,301
FedEx Corporation	21		1,902

GameStop Corp, Class A	434	10,897
Hewlett-Packard Company	203	2,899
Liberty Ventures Group, Series A (A)	69	4,697
Microsoft Corporation	159	4,263

		78,874

TOTAL COMMON STOCKS – 84.6%		$183,453
(Cost: $163,180)

PREFERRED STOCKS
United States – 3.8%
Chesapeake Energy Corporation, 5.750% Cumulative (B)	9	8,149

TOTAL PREFERRED STOCKS – 3.8%		$8,149
(Cost: $9,176)

WARRANTS
United States – 1.5%
JPMorgan Chase & Co., Expires 10-28-18 (C)	266	3,150

TOTAL WARRANTS – 1.5%		$3,150
(Cost: $3,209)

OTHER GOVERNMENT SECURITIES	Principal
Greece – 0.1%
Hellenic Republic:
2.000%, 2–24–23 (D)	EUR18	13
2.000%, 2–24–24 (D)	18	11
2.000%, 2–24–25 (D)	18	11
2.000%, 2–24–26 (D)	18	10
2.000%, 2–24–27 (D)	18	10
2.000%, 2–24–28 (D)	19	11
2.000%, 2–24–29 (D)	19	10
2.000%, 2–24–30 (D)	19	10
2.000%, 2–24–31 (D)	19	10
2.000%, 2–24–32 (D)	19	10
2.000%, 2–24–33 (D)	19	10
2.000%, 2–24–34 (D)	19	10
2.000%, 2–24–35 (D)	19	9
2.000%, 2–24–36 (D)	19	9
2.000%, 2–24–37 (D)	19	9
2.000%, 2–24–38 (D)	19	9
2.000%, 2–24–39 (D)	19	9
2.000%, 2–24–40 (D)	19	9
2.000%, 2–24–41 (D)	19	9
2.000%, 2–24–42 (D)	19	9
0.000%, 10–15–42 (D)(E)	378	3

		201

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$201
(Cost: $83)

SHORT-TERM SECURITIES
Commercial Paper – 7.5%
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.180%, 1–8–13 (F)	$4,400	4,399
0.150%, 1–24–13 (F)	3,300	3,300
0.170%, 1–28–13 (F)	500	500
0.540%, 1–30–13 (F)	2,169	2,169
0.180%, 2–19–13 (F)	2,000	2,000
0.190%, 3–5–13 (F)	4,000	3,998

		16,366

United States Government Agency Obligations – 1.4%
Overseas Private Investment Corporation (GTD by United States Government),
0.170%, 1-2-13 (G)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 8.9%		$19,366
(Cost: $19,366)

TOTAL INVESTMENT SECURITIES – 98.9%		$214,319
(Cost: $195,014)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		2,390

NET ASSETS – 100.0%		$216,709

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $8,149 or 3.8% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at December 31, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Royal Bank of Canada	606,300	2–6–13	$786	$—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	759,300	4–10–13	614	—
Sell	Japanese Yen	Toronto-Dominion Bank (The)	624,000	5–15–13	403	—
					$1,803	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$15,595	$29,104	$—
Consumer Staples	—	8,430	—
Energy	10,651	—	—
Financials	50,927	31,916	—
Health Care	—	1,946	—
Industrials	1,902	15,579	—
Information Technology	11,463	5,940	—
Total Common Stocks	$90,538	$92,915	$—
Preferred Stocks	—	8,149	—
Warrants	3,150	—	—
Other Government Securities	—	201	—
Short-Term Securities	—	19,366	—
Total	$93,688	$120,631	$—
Forward Foreign Currency Contracts	$—	$1,803	$—

During the period ended December 31, 2012, securities totaling $92,915 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$195,014
Gross unrealized appreciation	33,547
Gross unrealized depreciation	(14,242)
Net unrealized appreciation	$19,305

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.2%
Boeing Company (The)	112	$8,466
Honeywell International Inc.	90	5,734

		14,200

Apparel, Accessories & Luxury Goods – 1.8%
V.F. Corporation	39	5,948

Brewers – 3.0%
Anheuser-Busch InBev S.A., ADR (A)	116	10,166

Broadcasting – 0.7%
CBS Corporation, Class B	62	2,344

Casinos & Gaming – 2.1%
Las Vegas Sands, Inc.	78	3,580
Wynn Resorts, Limited	33	3,710

		7,290

Computer Hardware – 3.2%
Apple Inc. (A)	20	10,900

Construction & Farm Machinery & Heavy Trucks – 3.5%
Caterpillar Inc.	40	3,601
Deere & Company	94	8,137

		11,738

Consumer Finance – 1.8%
Capital One Financial Corporation	104	5,996

Data Processing & Outsourced Services – 3.6%
Paychex, Inc.	103	3,212
Visa Inc., Class A	60	9,065

		12,277

Department Stores – 0.5%
Macy’s Inc.	46	1,787

Distillers & Vintners – 2.2%
Diageo plc, ADR	65	7,537

Diversified Banks – 2.1%
Wells Fargo & Company	207	7,058

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	116	3,752

Diversified Metals & Mining – 1.3%
Rio Tinto plc, ADR	75	4,368

Fertilizers & Agricultural Chemicals – 2.6%
Monsanto Company	39	3,729
Mosaic Company (A)	88	4,965

		8,694

General Merchandise Stores – 0.8%
Target Corporation	45	2,674

Home Improvement Retail – 3.2%
Home Depot, Inc. (The)	173	10,716

Homebuilding – 2.9%
D.R. Horton, Inc.	308	6,099
M.D.C. Holdings, Inc.	106	3,891

		9,990

Household Products – 1.3%
Colgate-Palmolive Company	43	4,464

Industrial Conglomerates – 2.5%
General Electric Company	398	8,349

Industrial Machinery – 2.0%
Eaton Corporation (A)	65	3,518
Pentair, Inc. (A)	70	3,416

		6,934

Integrated Oil & Gas – 3.8%
Chevron Corporation	25	2,747
Exxon Mobil Corporation	96	8,318
Royal Dutch Petroleum Company, New York Shares	25	1,751

		12,816

Integrated Telecommunication Services – 0.8%
CenturyLink, Inc.	73	2,871

Investment Banking & Brokerage – 2.9%
Goldman Sachs Group, Inc. (The)	78	9,937

Multi-Utilities – 1.0%
PG&E Corporation	83	3,323

Oil & Gas Drilling – 1.9%
Seadrill Limited	174	6,396

Oil & Gas Equipment & Services – 6.8%
Halliburton Company	108	3,733
National Oilwell Varco, Inc.	107	7,303
Schlumberger Limited	172	11,893

		22,929

Oil & Gas Storage & Transportation – 1.4%
MarkWest Energy Partners, L.P.	96	4,889

Other Diversified Financial Services – 4.2%
JPMorgan Chase & Co.	328	14,435

Packaged Foods & Meats – 0.5%
Mondelez Intl, Inc. Class A	66	1,675

Pharmaceuticals – 9.1%
Bristol-Myers Squibb Company	123	4,000
Eli Lilly and Company	73	3,603
GlaxoSmithKline plc, ADR	94	4,071
Johnson & Johnson	98	6,887
Merck & Co., Inc.	89	3,623
Pfizer Inc.	352	8,818

		31,002

Property & Casualty Insurance – 1.3%
ACE Limited	55	4,421

Railroads – 5.1%
Kansas City Southern	67	5,589
Union Pacific Corporation	94	11,836

		17,425

Regional Banks – 0.5%
SunTrust Banks, Inc.	61	1,732

Restaurants – 1.5%
McDonald’s Corporation	20	1,720
Starbucks Corporation	63	3,354

		5,074

Semiconductors – 3.4%
Microchip Technology Incorporated	354	11,542

Soft Drinks – 0.5%
Coca-Cola Company (The)	47	1,706

Tobacco – 4.4%
Altria Group, Inc.	108	3,396
Philip Morris International Inc.	138	11,575

		14,971

TOTAL COMMON STOCKS – 95.5%		$324,326
(Cost: $252,411)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.2%
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.), 0.310%, 1–18–13 (B)	$5,000	4,999
McCormick & Co. Inc.: 0.220%, 1–2–13 (B)	3,166	3,166
0.230%, 1–11–13 (B)	3,000	3,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.110%, 1–11–13 (B)	3,000	3,000

		14,165

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (C)	789	789

TOTAL SHORT-TERM SECURITIES – 4.4%		$14,954
(Cost: $14,954)

TOTAL INVESTMENT SECURITIES – 99.9%		$339,280
(Cost: $267,365)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		171

NET ASSETS – 100.0%		$339,451

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at December 31, 2012.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$324,326	$—	$—
Short-Term Securities	—	14,954	—
Total	$324,326	$14,954	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$267,365
Gross unrealized appreciation	74,088
Gross unrealized depreciation	(2,173)
Net unrealized appreciation	$71,915

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 2.1%
Cameco Corporation	52	$1,032
Peabody Energy Corporation	46	1,216

		2,248

Construction & Engineering – 2.8%
Fluor Corporation	50	2,916

Diversified Metals & Mining – 1.8%
BHP Billiton Limited, ADR	24	1,886

Integrated Oil & Gas – 8.1%
Chevron Corporation	5	519
Exxon Mobil Corporation	44	3,782
Occidental Petroleum Corporation	37	2,829
Suncor Energy Inc.	43	1,415

		8,545

Oil & Gas Drilling – 7.9%
Ensco plc (A)	19	1,137
Helmerich & Payne, Inc.	50	2,808
Nabors Industries Ltd. (A)	87	1,254
Seadrill Limited	40	1,465
Transocean Inc.	38	1,685

		8,349

Oil & Gas Equipment & Services – 31.2%
Basic Energy Services, Inc. (A)	98	1,120
Cameron International Corporation (A)	72	4,076
Core Laboratories N.V.	31	3,356
Dresser-Rand Group Inc. (A)	38	2,105
Dril-Quip, Inc. (A)	30	2,166
FMC Technologies, Inc. (A)	45	1,910
Forum Energy Technologies, Inc. (A)	87	2,162
Halliburton Company	84	2,926
National Oilwell Varco, Inc.	76	5,199
Schlumberger Limited	65	4,518
Superior Energy Services, Inc. (A)	72	1,489
Tenaris S.A., ADR	21	887
Weatherford International Ltd. (A)	85	956

		32,870

Oil & Gas Exploration & Production – 29.5%
Anadarko Petroleum Corporation	51	3,803
Apache Corporation	12	958
Bonanza Creek Energy, Inc. (A)	21	582
Cabot Oil & Gas Corporation	61	3,034
CNOOC Limited, ADR	7	1,507
Cobalt International Energy, Inc. (A)	55	1,342
Concho Resources Inc. (A)	12	926
Continental Resources, Inc. (A)	60	4,384
EOG Resources, Inc.	30	3,630
Gulfport Energy Corporation (A)	23	862
Laredo Petroleum Holdings, Inc. (A)	26	470
Marathon Oil Corporation	17	527
Noble Energy, Inc.	27	2,704
Oasis Petroleum LLC (A)	37	1,170
Petroleum Development Corporation (A)	15	500
Pioneer Natural Resources Company	12	1,263
Southwestern Energy Company (A)	103	3,435

		31,097

Oil & Gas Refining & Marketing – 2.9%
Clean Energy Fuels Corp. (A)	56	692
Marathon Petroleum Corporation (A)	31	979
Marathon Petroleum Corporation	22	1,367

		3,038

Oil & Gas Storage & Transportation – 11.0%
El Paso Pipeline Partners, L.P.	49	1,816
Enbridge Inc.	26	1,135
Kinder Morgan Management, LLC (A)	19	1,403
Kinder Morgan, Inc.	56	1,973
MarkWest Energy Partners, L.P.	29	1,474
Regency Energy Partners LP	48	1,035
Targa Resources Corp.	24	1,281
Williams Companies, Inc. (The)	44	1,437

		11,554

TOTAL COMMON STOCKS – 97.3%		$102,503
(Cost: $74,936)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
Becton Dickinson & Co., 0.280%, 1-30-13 (B)	$1,000	1,000

Master Note – 2.0%
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (C)	2,059	2,059

TOTAL SHORT-TERM SECURITIES – 2.9%		$3,059
(Cost: $3,059)

TOTAL INVESTMENT SECURITIES – 100.2%		$105,562
(Cost: $77,995)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(219)

NET ASSETS – 100.0%		$105,343

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at December 31, 2012.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1– Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$102,503	$—	$—
Short-Term Securities	—	3,059	—
Total	$102,503	$3,059	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$77,995
Gross unrealized appreciation	30,092
Gross unrealized depreciation	(2,525)
Net unrealized appreciation	$27,567

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Austria – 1.9%
Andritz AG	64	$4,143

Bermuda – 0.1%
Lancashire Holdings Limited	20	255

France – 16.7%
Alstom	60	2,417
Altran Technologies S.A. (A)	200	1,543
Axa S.A.	150	2,693
BNP Paribas	60	3,416
Gemalto N.V.	75	6,769
Iliad S.A.	7	1,202
Ingenico S.A.	100	5,689
LVMH Moet Hennessy – Louis Vuitton	8	1,476
Rubis Group	20	1,371
Sanofi-Aventis	50	4,742
Vinci	100	4,815

		36,133

Germany – 19.2%
Bayer AG	60	5,722
Brenntag AG (B)	22	2,898
Dialog Semiconductor plc (A)	180	3,189
Duerr AG	15	1,344
Fresenius SE & Co. KGaA (A)	30	3,452
Linde AG	33	5,773
Linde AG (A)(B)	7	1,225
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	25	4,513
NORMA Group AG (B)	100	2,774
TOM TAILOR Holding AG	60	1,280
United Internet AG	50	1,081
Wirecard AG (A)	300	7,406
Wirecard AG (A)(B)	30	741

		41,398

Ireland – 2.4%
Glanbia plc	100	1,102
Paddy Power plc	50	4,146

		5,248

Italy – 3.6%
Brunello Cucinelli S.p.A. (A)(B)	150	2,646
Eni S.p.A.	80	1,960
Saipem S.p.A.	80	3,116

		7,722

Luxembourg – 1.3%
Acergy S.A.	113	2,717

Netherlands – 2.8%
ING Groep N.V., Certicaaten Van Aandelen (A)	500	4,749
Zesko B.V. (B)	40	1,307

		6,056

Norway – 1.1%
StatoilHydro ASA	91	2,285

Portugal – 1.4%
Galp Energia, SGPS, S.A., Class B	200	3,116

Russia – 1.4%
Sberbank (Savings Bank of the Russian Federation) (A)	1,000	3,117

Spain – 1.5%
Industria de Diseno Textil, S.A.	15	2,108
Tecnicas Reunidas, S.A.	25	1,171

		3,279

Sweden – 1.1%
Elekta AB (publ), B Shares	150	2,339

Switzerland – 14.7%
ARYZTA AG	66	3,434
BELIMO Holding AG, Registered Shares	1	1,307
Credit Suisse Group AG, Registered Shares	50	1,220
Dufry AG (A)(B)	10	1,322
Holcim Ltd, Registered Shares	50	3,683
Nestle S.A., Registered Shares	80	5,219
Roche Holdings AG, Genusscheine	23	4,650
Swatch Group Ltd (The), Bearer Shares	5	2,282
Swiss Re Ltd	50	3,625
Syngenta AG	8	3,232
Unaxis Holding AG, Registered Shares	150	1,708

		31,682

United Kingdom – 24.3%
ASOS plc (A)	50	2,205
Aurora Russia Limited (A)	1,557	762
Babcock International Group plc	200	3,157
Barclays plc	500	2,172
BG Group plc	100	1,668
British American Tobacco plc	80	4,067
Compass Group plc	400	4,748
Diageo plc	90	2,621
Experian plc	230	3,707
Filtrona plc	125	1,124
GlaxoSmithKline plc	100	2,177
HSBC Holdings plc	201	2,129
IMI plc	100	1,810
Imperial Tobacco Group plc	170	6,594
Prudential plc	300	4,280
Rio Tinto plc	40	2,333
Telecity Group plc	100	1,291
Vodafone Group plc	2,300	5,790

		52,635

United States – 0.8%
InBev NV	20	1,742

TOTAL COMMON STOCKS – 94.3%		$203,867
(Cost: $160,042)

PREFERRED STOCKS
Germany – 3.2%
Volkswagen AG, 2.260% (A)	30	6,884

TOTAL PREFERRED STOCKS – 3.2%		$6,884
(Cost: $3,394)

SHORT-TERM SECURITIES	Principal
Master Note – 1.9%
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (C)	$4,079	4,079

TOTAL SHORT-TERM SECURITIES – 1.9%	$4,079
(Cost: $4,079)

TOTAL INVESTMENT SECURITIES – 99.4%	$214,830
(Cost: $167,515)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%	1,345

NET ASSETS – 100.0%	$216,175

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $12,913 or 6.0% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$4,146	$18,067	$—
Consumer Staples	1,102	23,675	—
Energy	—	16,033	—
Financials	762	32,170	—
Health Care	2,339	20,743	—
Industrials	—	30,080	—
Information Technology	—	27,710	—
Materials	—	17,370	—
Telecommunication Services	2,509	5,790	—
Utilities	—	1,371	—
Total Common Stocks	$10,858	$193,009	$—
Preferred Stocks	—	6,884	—
Short-Term Securities	—	4,079	—
Total	$10,858	$203,972	$—

During the period ended December 31, 2012, securities totaling $193,009 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$167,515
Gross unrealized appreciation	51,247
Gross unrealized depreciation	(3,932)
Net unrealized appreciation	$47,315

SCHEDULE OF INVESTMENTS
Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 0.7%
Banco Latinoamericano de Comercio Exterior, S.A.	87	$1,865

Diversified Chemicals – 0.5%
Dow Chemical Company (The)	42	1,364

Electric Utilities – 1.3%
PPL Corporation	64	1,832
Transmissora Alianca de Energia Eletrica S.A. (A)(B)	117	1,249

		3,081

Oil & Gas Drilling – 0.4%
Seadrill Partners LLC (A)	44	1,131

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Company	38	1,225
GlaxoSmithKline plc (B)	111	2,421

		3,646

Semiconductors – 0.5%
Intel Corporation	56	1,145

Water Utilities – 0.3%
Aguas Andinas S.A. (B)	1,051	746

TOTAL COMMON STOCKS – 5.2%		$12,978
(Cost: $12,765)

CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (C)	$1,200	1,337
Embraer Overseas Limited,
6.375%, 1–24–17	1,700	1,912

		3,249

Agricultural Products – 2.5%
CCL Finance Limited:
9.500%, 8–15–14	1,650	1,832
9.500%, 8–15–14 (C)	500	555
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	2,022	2,152
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (C)	1,825	1,862

		6,401

Air Freight & Logistics – 0.2%
FedEx Corporation,
7.375%, 1–15–14	500	534

Airlines – 1.5%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (C)	1,281	1,133
GOL Finance,
9.250%, 7–20–20	2,375	2,079
TAM Capital 2 Inc.,
9.500%, 1–29–20	525	584

		3,796

Alternative Carriers – 0.3%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7–15–13	750	767

Asset Management & Custody Banks – 0.9%
Bhira Investments Limited,
8.500%, 4–27–71	2,100	2,160

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (C)	750	833

Brewers – 0.2%
Miller Brewing Company,
5.500%, 8–15–13	500	514

Broadcasting –1.6%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–17 (D)	850	927
6.250%, 12–20–49 (D)	2,820	3,059

		3,986

Coal & Consumable Fuels – 2.2%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (C)	1,800	1,881
Indo Integrated Energy II B.V., 9.750%, 11–5–16	550	600
PT Adaro Indonesia:
7.625%, 10–22–19	1,845	2,047
7.625%, 10–22–19 (C)	1,000	1,110

		5,638

Construction & Engineering – 1.1%
Larsen & Toubro Limited, Convertible,
3.500%, 10–22–14	2,100	2,228
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (C)	499	560

		2,788

Construction Materials – 0.7%
Cemex SAB de CV,
9.000%, 1–11–18 (C)	1,200	1,299
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20	365	405

		1,704

Consumer Finance – 2.1%
Banco BMG S.A.,
9.150%, 1–15–16	792	776
Banco Latinoamericano de Comercio Exterior, S.A.,
3.750%, 4–4–17 (C)	3,700	3,787
VEB Finance Limited,
5.375%, 2–13–17 (C)	600	657

		5,220

Distillers & Vintners – 0.2%
Diageo Capital plc,
7.375%, 1–15–14	250	268
Diageo Finance B.V.,
5.500%, 4–1–13	250	253

		521

Diversified Banks – 7.8%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)	1,850	1,951
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (C)(E)	1,500	310
Banco de Bogota S.A.,
5.000%, 1–15–17 (C)	400	431
Banco de Credito del Peru,
4.750%, 3–16–16 (C)	2,300	2,426
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (C)	750	776
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (F)	CLP1,297,000	2,708
Bancolombia S.A.,
4.250%, 1–12–16	$1,700	1,777
ICICI Bank Limited,
4.750%, 11–25–16 (C)	1,250	1,310
SB Capital S.A.,

5.499%, 7–7–15	550	595
Sberbank Rossii OAO,
6.480%, 5–15–13	1,000	1,012
State Bank of India,
4.500%, 10–23–14	1,000	1,039
VTB Capital S.A.,
6.000%, 4–12–17 (C)	4,710	5,091

		19,426

Diversified Chemicals – 0.2%
Dow Chemical Company (The),
7.600%, 5–15–14	406	443

Diversified Metals & Mining – 2.2%
Anglo American Capital plc,
9.375%, 4–8–14	500	550
Glencore Funding LLC,
6.000%, 4–15–14 (C)	1,640	1,733
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	750	829
Southern Peru Copper Corporation,
6.375%, 7–27–15 (C)	275	305
Suzano Trading Ltd,
5.875%, 1–23–21 (C)	1,400	1,456
Vedanta Resources plc,
8.750%, 1–15–14	800	840

		5,713

Electric Utilities – 5.1%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (C)	1,450	522
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (F)	COP745,000	494
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (C)	$955	420
ENEL Finance International S.A.,
3.875%, 10–7–14 (C)	500	515
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)	2,550	2,844
Majapahit Holding B.V.,
7.750%, 10–17–16	1,200	1,419
Monongahela Power Company,
7.950%, 12–15–13 (C)	1,000	1,066
PPL Energy Supply, LLC,
6.300%, 7–15–13	500	515
Rural Electrification Corporation Limited,
4.250%, 1–25–16	1,675	1,724
RusHydro Finance Limited,
7.875%, 10–28–15 (F)	RUB90,000	2,936
Tata Electric Companies,
8.500%, 8–19–17	$250	273

		12,728

Food Distributors – 1.4%
Olam International Limited:
5.750%, 9–20–17	1,150	1,072
7.500%, 8–12–20	2,500	2,362

		3,434

Gas Utilities – 0.3%
Transportadora de Gas del Sur S.A.,
7.875%, 5–14–17	997	828

Homebuilding – 1.6%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	2,470	2,501
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4–19–16	1,000	985
URBI, Desarrollos Urbanos, S.A.B. de C.V.,
9.750%, 2–3–22 (C)	600	569

		4,055

Household Appliances – 0.9%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15	2,150	2,279

Independent Power Producers & Energy Traders – 2.1%

China Resources Power Holdings Company Limited,
3.750%, 8–3–15	2,500	2,599
Empresa Nacional de Electricidad S.A.,
8.350%, 8–1–13	1,500	1,558
TransAlta Corporation,
5.750%, 12–15–13	1,000	1,041

		5,198

Industrial Machinery – 0.1%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8–15–13	250	258

Integrated Oil & Gas – 0.7%
Cenovus Energy Inc.,
4.500%, 9–15–14	500	530
Gazprom International S.A.,
7.201%, 2–1–20	496	556
Gazstream S.A.,
5.625%, 7–22–13	86	87
Petro-Canada,
4.000%, 7–15–13	500	508

		1,681

Investment Banking & Brokerage – 0.4%
Morgan Stanley,
0.750%, 2–11–16 (D)(F)	CNY7,600	1,128

IT Consulting & Other Services – 0.5% iGATE Corporation,
9.000%, 5–1–16	$1,200	1,301

Marine – 1.9%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	2,620	2,565
SCF Capital Limited:
5.375%, 10–27–17	1,150	1,177
5.375%, 10–27–17 (C)	1,000	1,024

		4,766

Multi-Utilities – 1.1%
Abu Dhabi National Energy Company PJSC,
6.600%, 8–1–13	1,000	1,032
Black Hills Corporation,
9.000%, 5–15–14	1,400	1,541
Veolia Environment,
5.250%, 6–3–13	250	254

		2,827

Oil & Gas Drilling – 2.8%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (C)	1,062	1,107
Noble Group Limited:
8.500%, 5–30–13	1,300	1,329
4.875%, 8–5–15	1,400	1,444
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)	1,399	1,473
5.250%, 7–30–18	288	303
Schahin II Finance Company (SPV) Limited,
5.875%, 9–25–22 (C)	1,230	1,313

		6,969

Oil & Gas Exploration & Production – 4.0%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	500	532
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	3,700	2,665
Novatek Finance Limited,
5.326%, 2–3–16 (C)	2,200	2,357
Pacific Rubiales Energy Corp.,
8.750%, 11–10–16 (C)	2,000	2,215
Pan American Energy LLC:
7.875%, 5–7–21 (C)	1,000	863
7.875%, 5–7–21	500	431
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9–30–16	646	712

		9,775

Oil & Gas Storage & Transportation – 2.9%
DCP Midstream, LLC,
9.700%, 12–1–13 (C)	500	539
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (F)	COP3,150,000	2,059
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5–31–14	$858	902
7.500%, 5–31–14 (C)	429	451
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	560	587
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	500	537
TransCapital Limited:
7.700%, 8–7–13	500	521
5.670%, 3–5–14 (C)	1,700	1,777

		7,373

Packaged Foods & Meats – 2.7%
BFF International Limited,
7.250%, 1–28–20 (C)	2,000	2,381
Bunge Limited Finance Corp.,
5.350%, 4–15–14	925	973
Cadbury Schweppes US Finance LLC,
5.125%, 10–1–13 (C)	1,000	1,029
Cosan Finance Limited,
7.000%, 2–1–17	128	146
JBS Finance II Ltd.,
8.250%, 1–29–18 (C)	1,300	1,378
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5–1–14	450	503
Kraft Foods Inc.,
6.000%, 2–11–13	250	251

		6,661

Paper Products – 1.8%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (C)	1,196	1,328
6.750%, 3–3–21 (C)	160	177
International Paper Company,
7.400%, 6–15–14	400	433
Inversiones CMPC S.A.,
4.750%, 1–19–18 (C)	1,925	2,028
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	625	558

		4,524

Pharmaceuticals – 0.2%
Novartis Capital Corporation,
4.125%, 2–10–14	500	520

Precious Metals & Minerals – 0.4%
ALROSA Finance S.A.,
8.875%, 11–17–14	850	939

Publishing – 0.1%
Pearson Dollar Finance Two plc,
5.500%, 5–6–13	350	355

Restaurants – 1.1%
Arcos Dorados B.V.,
7.500%, 10–1–19 (C)	525	572
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (F)	BRL4,070	2,113

		2,685

Steel – 2.1%
ArcelorMittal:
5.375%, 6–1–13	$855	864
9.500%, 2–15–15	500	556
4.250%, 2–25–15	500	505
Evraz Group S.A.,
8.875%, 4–24–13	1,800	1,835
Steel Capital S.A.,
6.250%, 7–26–16 (C)	1,500	1,599

		5,359

Tobacco – 0.2%
B.A.T. International Finance plc,
8.125%, 11–15–13	500	530

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (C)	700	735
CITIC Resources Holdings Limited:
6.750%, 5–15–14	700	735

		1,470

Wireless Telecommunication Service – 1.6%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	500	527
3.625%, 3–30–15	800	848
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (C)	250	283
Vimpel-Communications,
6.493%, 2–2–16 (C)	1,775	1,912
VIP Finance Ireland Limited,
8.375%, 4–30–13	550	561

		4,131

TOTAL CORPORATE DEBT SECURITIES – 61.9%		$155,467
(Cost: $151,803)

OTHER GOVERNMENT SECURITIES

Argentina – 1.1%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20	92	81
Compania Latinoamericana de Infraestructura & Servicios S.A.,
9.500%, 12–15–16	815	505
Province of Buenos Aires (The),
11.750%, 10–5–15	2,600	2,230

		2,816

Brazil – 1.0%
OI S.A.,
9.750%, 9–15–16 (F)	BRL4,800	2,462

Ireland – 0.3%
Russian Railways via RZD Capital Ltd,
8.300%, 4–2–19 (F)	RUB19,000	645

Supranational – 0.7%
Central American Bank for Economic Integration:
5.375%, 9–24–14	$1,000	1,067
3.875%, 2–9–17 (C)	800	850

		1,917

Venezuela – 1.5%
Corporacion Andina de Fomento,
3.750%, 1–15–16	3,625	3,824

TOTAL OTHER GOVERNMENT SECURITIES – 4.6%		$11,664
(Cost: $12,014)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations – 0.7%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 5–15–24	201	213
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.500%, 1–15–38 (G)	1,083	134
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.000%, 11–15–36	235	246
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	165	172
5.000%, 6–25–22 (G)	205	8
4.000%, 7–15–23 (G)	2,168	89
4.000%, 12–15–23 (G)	572	28
4.000%, 2–15–24 (G)	740	36
4.000%, 4–15–24 (G)	611	35
4.000%, 9–25–24	172	180

5.000%, 2–25–35	25	25
3.500%, 9–25–39	184	194
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3–1–22	141	153
5.000%, 8–1–23	66	71
Government National Mortgage Association Agency REMIC/CMO,
4.500%, 11–20–36 (G)	1,617	74
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6–15–23	131	143

		1,801

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$1,801
(Cost: $3,305)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 20.7%
United States Treasury Notes:
1.375%, 2–15–13	13,000	13,020
0.750%, 8–15–13	1,850	1,857
1.750%, 7–31–15	17,980	18,636
2.375%, 7–31–17	1,980	2,135
3.500%, 5–15–20	1,980	2,297
2.625%, 11–15–20	4,500	4,934
2.125%, 8–15–21	3,500	3,676
1.750%, 5–15–22	5,475	5,516

		52,071

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 20.7%		$52,071
(Cost: $50,672)

SHORT-TERM SECURITIES
Commercial Paper – 2.5%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.130%, 1–11–13 (H)	4,800	4,800
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.140%, 1–17–13 (H)	1,500	1,500

		6,300

Master Note – 2.7%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (I)	6,889	6,889

TOTAL SHORT-TERM SECURITIES – 5.2%		$13,189
(Cost: $13,189)

TOTAL INVESTMENT SECURITIES – 98.3%		$247,170
(Cost: $243,748)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		4,172
NET ASSETS – 100.0%		$251,342

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $64,130 or 25.5% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL–Brazilian Real, CLP–Chilean Peso, CNY–Chinese Yuan Renminbi, COP–Columbian Peso and RUB–Russian Ruble).

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at December 31, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	1,547	9-12-13	$—	$43

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,811	$3,167	$—
Corporate Debt Securities	—	153,232	2,235
Other Government Securities	—	11,664	—
United States Government Agency Obligations	—	1,801	—
United States Government Obligations	—	52,071	—
Short-Term Securities	—	13,189	—
Total	$9,811	$235,124	$2,235
Liabilities
Forward Foreign Currency Contracts	$—	$43	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$243,748
Gross unrealized appreciation	9,827
Gross unrealized depreciation	(6,405)
Net unrealized appreciation	$3,422

SCHEDULE OF INVESTMENTS
Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 6.5%
APA Group (A)	88		$505
Australia and New Zealand Banking Group Limited	28		728
Telstra Corporation Limited	319		1,454
Wesfarmers Limited	15		575

			3,262

Bermuda – 1.5%
Catlin Group Limited	93		763

Brazil – 1.0%
Telefonica Brasil S.A.	20		486

Canada – 6.0%
Bank of Nova Scotia Berhad (The)	12		707
Canadian Imperial Bank of Commerce	7		587
Crescent Point Energy Corp.	12		437
Crescent Point Energy Corp. (A)(B)	6		234
Shaw Communications Inc., Class B	21		487
TransCanada Corporation	12		563

			3,015

China – 2.1%
Bosideng International Holdings Limited	1,796		541
China Minsheng Banking Corp., Ltd., H Shares (A)	456		535

			1,076

Denmark – 1.8%
TDC A/S	127		902

France – 7.6%
Christian Dior	2		339
Gaz de France	24		493
Pinault-Printemps-Redoute S.A.	2		338
Sanofi-Aventis	16		1,511
Total S.A.	22		1,143

			3,824

Germany – 3.4%
DaimlerChrysler AG, Registered Shares	12		643
Deutsche Boerse AG	8		497
Telefonica Deutschland Holding AG (A)	43		328
Telefónica Deutschland Holding AG (A)(B)	35		267

			1,735

Israel – 2.9%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	544		631
Israel Chemicals Ltd.	70		846

			1,477

Italy – 3.4%
Eni S.p.A.	29		716
Snam Rete Gas S.p.A.	109		508
Terna S.p.A.	127		506

			1,730

Japan – 3.3%
Fuji Media Holdings, Inc.	—	*	499
ITOCHU Corporation	55		582
Nissan Motor Co., Ltd.	61		576

			1,657

Netherlands – 1.0%
Fugro N.V.	8	481

Norway – 3.1%
Orkla ASA	67	591
Seadrill Limited	26	961

		1,552

Singapore – 2.0%
CapitaCommercial Trust	424	588
Singapore Telecommunications Limited	161	438

		1,026

Switzerland – 1.5%
Nestle S.A., Registered Shares	11	735

United Kingdom – 24.3%
AstraZeneca plc	19	881
BAE Systems plc (A)	174	969
BHP Billiton plc	29	1,026
British American Tobacco plc	12	599
GlaxoSmithKline plc	56	1,218
HSBC Holdings plc	68	723
Imperial Tobacco Group plc	19	730
National Grid plc	43	492
Prudential plc	49	695
Rio Tinto plc	11	630
Royal Dutch Shell plc, Class A	33	1,131
RSA Insurance Group plc	413	852
Standard Chartered plc	29	758
Unilever plc	17	657
Vodafone Group plc	335	844

		12,205

United States – 23.3%
Altria Group, Inc.	21	658
American Capital Agency Corp.	33	963
AT&T Inc.	28	940
CenturyLink, Inc.	17	656
ConocoPhillips	16	903
Dow Chemical Company (The)	20	661
Eaton Corporation (A)	9	489
Eli Lilly and Company	10	469
Johnson & Johnson	20	1,397
JPMorgan Chase & Co.	21	941
Microchip Technology Incorporated	23	740
PepsiCo, Inc.	8	578
Pfizer Inc.	32	814
PPL Corporation	23	652
Wynn Resorts, Limited	8	876

		11,737

TOTAL COMMON STOCKS – 94.7%		$47,663
(Cost: $44,248)

SHORT-TERM SECURITIES	Principal
Master Note – 6.5%
Toyota Motor Credit Corporation,
0.142%, 6-28-13 (C)	$3,279	3,279

TOTAL SHORT-TERM SECURITIES – 6.5%		$3,279
(Cost: $3,279)

TOTAL INVESTMENT SECURITIES – 101.2%	$50,942
(Cost: $47,527)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2%)	(612)

NET ASSETS – 100.0%	$50,330

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $501 or 1.0% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Barclays Capital, Inc.	81,000	1-15-13	$29	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,363	$2,936	$—
Consumer Staples	1,236	3,296	—
Energy	3,098	3,471	—
Financials	3,199	6,141	—
Health Care	2,679	3,610	—
Industrials	489	2,142	—
Information Technology	740	—	—

Materials	661	2,502	—
Telecommunication Services	2,676	4,267	—
Utilities	652	2,505	—
Total Common Stocks	$16,793	$30,870	$—
Short-Term Securities	—	3,279	—
Total	$16,793	$34,149	$—
Forward Foreign Currency Contracts	$—	$29	$—

During the period ended December 31, 2012, securities totaling $30,871 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$47,527
Gross unrealized appreciation	3,860
Gross unrealized depreciation	(445)
Net unrealized appreciation	$3,415

SCHEDULE OF INVESTMENTS
Ivy Global Income Allocation Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.1%
APA Group (A)(B)	550	$3,175
Australia and New Zealand Banking Group Limited	122	3,210
Telstra Corporation Limited	1,667	7,597
Wesfarmers Limited	69	2,667

		16,649

Bermuda – 1.0%
Catlin Group Limited	396	3,258

Brazil – 0.7%
Vivo Participacoes S.A., ADR (B)	99	2,376

Canada – 4.6%
Bank of Nova Scotia Berhad (The)	65	3,763
Canadian Imperial Bank of Commerce	31	2,516
Crescent Point Energy Corp.	54	2,039
Crescent Point Energy Corp. (A)(B)	31	1,184
Shaw Communications Inc., Class B	111	2,544
TransCanada Corporation	64	3,044

		15,090

China – 1.4%
Bosideng International Holdings Limited	6,484	1,952
China Minsheng Banking Corp., Ltd., H Shares (B)	2,166	2,544

		4,496

Denmark – 1.3%
TDC A/S	606	4,294

France – 5.3%
Christian Dior	10	1,646
Gaz de France	96	1,982
Pinault-Printemps-Redoute S.A.	9	1,638
Sanofi-Aventis	76	7,196
Total S.A.	92	4,792

		17,254

Germany – 2.4%
DaimlerChrysler AG, Registered Shares	52	2,876
Deutsche Boerse AG	40	2,449
Telefonica Deutschland Holding AG (B)	164	1,253
Telefónica Deutschland Holding AG (A)(B)	165	1,258

		7,836

Israel – 1.9%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	2,904	3,363
Israel Chemicals Ltd.	239	2,873

		6,236

Italy – 2.5%
Eni S.p.A.	136	3,336
Snam Rete Gas S.p.A.	518	2,417
Terna S.p.A.	602	2,408

		8,161

Japan – 2.1%
Fuji Media Holdings, Inc.	1	2,207
ITOCHU Corporation	207	2,191
Nissan Motor Co., Ltd.	272	2,576

		6,974

Netherlands – 0.7%
Fugro N.V.	36	2,152

Norway – 2.2%
Orkla ASA	277	2,427
Seadrill Limited	127	4,670

		7,097

Singapore – 1.4%
CapitaCommercial Trust	1,693	2,349
Singapore Telecommunications Limited	789	2,147

		4,496

Switzerland – 0.6%
Nestle S.A., Registered Shares	30	1,937

United Kingdom – 15.0%
AstraZeneca plc	75	3,573
BAE Systems plc (B)	777	4,317
BHP Billiton plc	111	3,916
British American Tobacco plc	40	2,013
GlaxoSmithKline plc	276	6,002
HSBC Holdings plc	212	2,251
Imperial Tobacco Group plc	88	3,403
National Grid plc	192	2,207
Prudential plc	199	2,834
Rio Tinto plc	43	2,484
Royal Dutch Shell plc, Class A	106	3,659
RSA Insurance Group plc	1,827	3,772
Standard Chartered plc	93	2,407
Unilever plc	81	3,146
Vodafone Group plc	1,413	3,556

		49,540

United States – 15.7%
Altria Group, Inc.	99	3,112
American Capital Agency Corp.	154	4,453
AT&T Inc.	145	4,876
CenturyLink, Inc.	77	3,008
ConocoPhillips	77	4,494
Dow Chemical Company (The)	82	2,650
Eaton Corporation (B)	43	2,344
Eli Lilly and Company	46	2,250
Johnson & Johnson	96	6,698
JPMorgan Chase & Co.	77	3,397
Microchip Technology Incorporated	102	3,329
PepsiCo, Inc.	28	1,906
Pfizer Inc.	88	2,198
PPL Corporation	107	3,071
Wynn Resorts, Limited	35	3,918

		51,704

TOTAL COMMON STOCKS – 63.9%		$209,550
(Cost: $192,262)

CORPORATE DEBT SECURITIES	Principal
Argentina – 0.8%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (A)(C)	BRL5,000	2,596

Australia – 0.5%
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (A)	$1,750	1,789

Brazil – 3.8%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (C)	BRL7,500	4,184

Cosan Overseas Ltd,
8.250%, 11–29–49	$500	549
Fibria Overseas Finance Ltd.,
6.750%, 3–3–21 (A)	500	554
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (D)	2,000	2,169
GOL Finance,
9.250%, 7–20–20	500	438
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (A)	950	1,066
QGOG Constellation S.A.,
6.250%, 11–9–19 (A)	1,000	1,043
Suzano Trading Ltd,
5.875%, 1–23–21 (A)	500	520
U.S.J. Acucar E Alcool S.A.,
9.875%, 11–9–19 (A)	1,000	1,065
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (A)	500	510

		12,098

Canada – 0.3%
Bombardier Inc.,
5.750%, 3–15–22 (A)	1,000	1,028

Cayman Islands – 0.2%
Odebrecht Finance Ltd.,
7.500%, 9–29–49	500	546

Chile – 1.6%
Automotores Gildemeister S.A.,
8.250%, 5–24–21	500	549
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (C)	CLP1,682,000	3,512
Cencosud S.A.,
4.875%, 1–20–23 (A)	$500	511
GeoPark Holdings Limited,
7.750%, 12–15–15	600	605

		5,177

Columbia – 0.8%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (C)	COP3,888,000	2,542

Denmark – 1.0%
Carlsberg Finans A/S,
7.000%, 2–26–13 (C)	GBP2,000	3,274

Germany – 0.9%
Schaeffler Finance B.V.,
8.750%, 2–15–19 (A)(C)	EUR2,000	3,041

Hong Kong – 0.3%
Noble Group Limited:
6.750%, 1–29–20 (A)	$500	527
8.500%, 11–29–49	500	490

		1,017

India – 0.3%
Bhira Investments Limited,
8.500%, 4–27–71	895	921

Indonesia – 0.8%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (A)	600	627
PT Adaro Indonesia,
7.625%, 10–22–19 (A)	1,000	1,110
Theta Capital Ptd. Ltd.,
7.000%, 5–16–19	1,000	1,043

		2,780

Luxembourg – 1.4%
Aguila 3 S.A.,
7.875%, 1–31–18 (A)	1,000	1,060
ArcelorMittal,
6.000%, 3–1–21	1,750	1,743
VTB Capital S.A.,
6.551%, 10–13–20	1,000	1,113
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (A)	750	786

		4,702

Mexico – 1.7%
Alpek, S.A.B. de C.V.,
4.500%, 11–20–22 (A)	1,000	1,043
America Movil, S.A.B. de C.V.,
6.450%, 12–5–22 (C)	MXN2,000	159
BBVA Bancomer S.A.,
6.750%, 9–30–22 (A)	$1,500	1,687
Servicios Corporativos Javer S.A.P.I. de C.V.:
9.875%, 4–6–21 (A)	500	535
9.875%, 4–6–21	200	214
URBI, Desarrollos Urbanos, S.A.B. de C.V.,
9.750%, 2–3–22 (A)	2,200	2,084

		5,722

Netherlands – 0.9%
Aerospace Satellite Corporation Holding B.V.,
12.750%, 11–16–15	1,000	1,103
Listrindo Capital B.V.,
6.950%, 2–21–19 (A)	750	836
Marfrig Holdings (Europe) BV,
8.375%, 5–9–18 (A)	500	426
OSX 3 Leasing B.V.,
9.250%, 3–20–15	500	516

		2,881

Norway – 0.4%
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17 (A)	1,150	1,225

Russia – 0.2%
SCF Capital Limited,
5.375%, 10–27–17	750	768

Singapore – 0.5%
Olam International Limited:
4.070%, 2–12–13 (C)	SGD2,000	1,627
6.000%, 8–10–18	$250	174

		1,801

Turkey – 0.5%
Turkiye Garanti Bankasi A.S.,
6.250%, 4–20–21 (A)	500	573
Türkiye Is Bankasi A.S.,
6.000%, 10–24–22 (A)	1,000	1,054

		1,627

United Kingdom – 0.9%
Vedanta Resources Jersey Limited, Convertible,
5.500%, 7–13–16	800	822
Vodafone Group plc,
6.750%, 1–10–13 (C)	AUD2,000	2,078

		2,900

United States – 0.8%
Air Lease Corporation,
5.625%, 4–1–17	$1,000	1,060
JBS USA LLC and JBS USA Finance, Inc.,
8.250%, 2–1–20 (A)	1,500	1,590

		2,650

TOTAL CORPORATE DEBT SECURITIES – 18.6%		$61,085
(Cost: $58,094)

OTHER GOVERNMENT SECURITIES
Australia – 1.4%
New South Wales Treasury Corporation,
5.500%, 3–1–17 (C)	AUD4,000	4,520

Canada – 1.3%
City of Toronto,
3.500%, 12–6–21 (C)	CAD2,000	2,083
Regional Municipality of York,
4.000%, 6–30–21 (C)	2,000	2,171

		4,254

Germany – 2.5%
KfW, Frankfurt/Main, Federal Republic of Germany:
3.250%, 5–5–14 (C)	SEK22,000	3,473
2.875%, 10–12–16 (C)	NOK26,000	4,824

		8,297

India – 0.2%
ICICI Bank Limited,
5.750%, 11–16–20 (A)	$500	539

Ireland – 0.5%
Russian Railways via RZD Capital Ltd,
8.300%, 4–2–19 (C)	RUB50,000	1,698

Malaysia – 2.4%
Malaysian Government Bonds:
3.461%, 7–31–13 (C)	MYR20,935	6,862
3.314%, 10–31–17	$3,000	984

		7,846

Mexico – 2.1%
Mexican Fixed Rate Bonds,
8.000%, 12–17–15 (C)	MXN15,000	1,258
United Mexican States Government Bonds,
8.000%, 12–19–13 (C)	69,000	5,509

		6,767

Poland – 1.0%
Poland Government Bonds,
6.250%, 10–24–15 (C)	PLN9,550	3,342

South Korea – 0.3%
South Korea Treasury Bonds,
5.000%, 9–10–14 (C)	KRW1,100,000	1,064

United Kingdom – 0.8%
United Kingdom Treasury Bonds:
4.000%, 3–7–22 (C)	GBP300	584
4.500%, 12–7–42	$1,000	2,071

		2,655

TOTAL OTHER GOVERNMENT SECURITIES – 12.5%		$40,982
(Cost: $40,108)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 1.6%
United States Treasury Bonds:
3.000%, 5–15–42	2,900	2,943
2.750%, 11–15–42	500	480
United States Treasury Notes,
1.750%, 5–15–22	1,700	1,713

		5,136

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.6%		$5,136
(Cost: $5,282)

SHORT-TERM SECURITIES
Commercial Paper – 1.2%
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.100%, 1–2–13 (E)	4,095	4,095

Master Note – 1.1%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (F)	3,574	3,574

TOTAL SHORT-TERM SECURITIES – 2.3%		$7,669
(Cost: $7,669)

TOTAL INVESTMENT SECURITIES – 98.9%	$324,422
(Cost: $303,415)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%	3,698

NET ASSETS – 100.0%	$328,120

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $35,042 or 10.7% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, CLP – Chilean Peso, COP – Columbian Peso, EUR – Euro, GBP – British Pound, KRW – South Korean Won, MXN – Mexican Peso, MYR – Malaysian Ringgit, NOK – Norwegian Krone, PLN – Polish Zloty, RUB – Russian Ruble, SEK – Swedish Krona and SGD – Singapore Dollar).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(E)	Rate shown is the yield to maturity at December 31, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The	following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$6,462	$12,895	$—
Consumer Staples	5,018	13,166	—
Energy	15,431	13,939	—
Financials	14,129	25,075	—
Health Care	11,145	16,771	—
Industrials	2,344	8,936	—
Information Technology	3,329	—	—
Materials	2,650	9,272	—
Telecommunication Services	12,771	20,957	—
Utilities	3,071	12,189	—
Total Common Stocks	$76,350	$133,200	$—
Corporate Debt Securities	—	61,085	—
Other Government Securities	—	40,982	—
United States Government Obligations	—	5,136	—
Short-Term Securities	—	7,669	—
Total	$76,350	$248,072	$—

During the period ended December 31, 2012, securities totaling $133,200 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$303,415
Gross unrealized appreciation	26,086
Gross unrealized depreciation	(5,079)
Net unrealized appreciation	$21,007

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 0.5%
Perseus Mining Limited (A)	459	$1,015
Perseus Mining Limited (A)	5,700	12,607

		13,622

Brazil – 0.1%
Suzano Bahia Sul Papel E Celulose S.A. (A)	1,098	3,763

Canada – 11.7%
Detour Gold Corporation (A)	1,738	43,482
First Quantum Minerals Ltd.	5,150	113,438
Goldcorp Inc.	1,400	51,470
Osisko Mining Corporation (A)	1,350	10,858
Potash Corporation of Saskatchewan Inc.	1,000	40,690
Southern Pacific Resource Corp. (A)	4,000	5,187
Suncor Energy Inc. (A)	650	21,375
Tahoe Resources Inc. (A)	750	13,723
Uranium One Inc. (A)	3,113	7,354
Western Forest Products, Inc. (A)	2,455	3,233

		310,810

Cayman Islands – 0.1%
Vinda International Holdings Limited	2,000	2,771

China – 2.4%
China Metal Recycling (Holdings) Limited (A)	30,000	31,482
China Shenhua Energy Company Limited, H Shares	100	448
GCL-Poly Energy Holdings Limited	150,000	31,052
Sino-Forest Corporation, Class A (A)(B)	15,000	—	*

		62,982

Cyprus – 1.6%
Buried Hill Energy (Cyprus) Public Company Limited (A)(C)	3,630	9,620
Ocean Rig UDW Inc. (A)	2,250	33,682

		43,302

Germany – 0.5%
Lanxess AG	140	12,345

Netherlands – 1.5%
Chicago Bridge & Iron Company N.V., NY Shares	300	13,905
LyondellBasell Industries N.V., Class A	475	27,118

		41,023

Norway – 0.4%
Aker Solutions ASA	500	10,354

Russia – 0.5%
Mechel OAO, ADR	430	833
OJSC Oil Company Rosneft, GDR	1,500	13,592

		14,425

South Korea – 2.3%
LG Chem, Ltd. (A)	200	62,510

Switzerland – 5.7%
Noble Corporation	3,500	121,870

Weatherford International Ltd. (A)	2,750	30,773

		152,643

Thailand – 0.3%
Banpu Public Company Limited	500	6,786

United Kingdom – 10.6%
BG Group plc	900	15,012
Ensco plc (A)	1,750	103,740
Randgold Resources Limited, ADR	225	22,331
Rio Tinto plc	2,400	139,982

		281,065

United States – 56.1%
Allegheny Technologies Incorporated	250	7,590
Anadarko Petroleum Corporation	350	26,009
Atwood Oceanics, Inc. (A)	400	18,316
Berry Plastics Group, Inc. (A)	2,000	32,160
Boise Inc.	2,000	15,900
Cabot Oil & Gas Corporation	2,700	134,297
Cameron International Corporation (A)	1,750	98,804
Celanese Corporation, Series A	1,400	62,342
Crown Holdings, Inc. (A)	605	22,270
Denbury Resources Inc. (A)	1,000	16,200
Domtar Corporation (A)	10	835
Eastman Chemical Company	200	13,610
FMC Technologies, Inc. (A)	50	2,142
Freeport-McMoRan Copper & Gold Inc., Class B	2,750	94,050
Georgia Gulf Corporation	120	4,954
Gulfport Energy Corporation (A)	850	32,487
Halliburton Company	1,675	58,106
KBR, Inc.	1,900	56,848
Laredo Petroleum Holdings, Inc. (A)	395	7,177
Marathon Oil Corporation	800	24,528
Marathon Petroleum Corporation	560	35,280
McDermott International, Inc. (A)	1,000	11,020
Monsanto Company	25	2,366
Mosaic Company (A)	800	45,304
National Oilwell Varco, Inc.	775	52,971
Noble Energy, Inc.	400	40,696
Occidental Petroleum Corporation	625	47,881
Oceaneering International, Inc.	50	2,690
Oil States International, Inc. (A)	1,350	96,579
Parker Hannifin Corporation	25	2,127
Pioneer Natural Resources Company	1,000	106,590
Plains Exploration & Production Company (A)	2,000	93,880
Reliance Steel & Aluminum Co.:	50	3,105
Schlumberger Limited (D)	1,300	90,077
Southwestern Energy Company (A)	225	7,517
Stillwater Mining Company (A)	25	320
Valero Energy Corporation	2,730	93,148
WPX Energy, Inc. (A)	2,000	29,760

		1,489,936

TOTAL COMMON STOCKS – 94.3%		$2,508,337
(Cost: $2,425,948)

PREFERRED STOCKS
Russia – 0.1%
Mechel OAO	796	3,185

United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(C)	3,500	—	*

TOTAL PREFERRED STOCKS – 0.1%		$3,185
(Cost: $23,984)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Barrick Gold Corporation, Call $30.00, Expires 1–22–13	30,000	15,300
CMX Gold Future, Call $1400.00, Expires 5–28–13	200	5,630
Goldcorp Inc., Call $25.00, Expires 1–22–13	20,000	23,400
National Oilwell Varco, Inc., Call $55.00, Expires 1–22–13	11,000	14,795
Occidental Petroleum Corporation, Call $55.00, Expires 5–20–13	15,000	33,038
Potash Corporation of Saskatchewan Inc., Call $25.00, Expires 1–22–13	15,000	23,550
Schlumberger Limited, Call $50.00, Expires 5–20–13	10,000	19,775

TOTAL PURCHASED OPTIONS – 5.1%		$135,488
(Cost: $141,590)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.2%
Banco del Estado de Chile, 0.260%, 1–17–13	$5,000	5,000

Commercial Paper – 0.1%
Bank of Nova Scotia, 0.020%, 1–2–13 (E)	4,623	4,623

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (GTD by United States Government), 0.170%, 1–2–13 (F)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 0.5%		$14,623
(Cost: $14,623)

TOTAL INVESTMENT SECURITIES – 100.0%		$2,661,633
(Cost: $2,606,145)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		975

NET ASSETS – 100.0%		$2,662,608

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Restricted securities. At December 31, 2012, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5–1–07 to 4–17–08	3,630	$6,183	$9,620
Konarka Technologies, Inc., 8.000% Cumulative	8–31–07	3,500	10,850	—
			$17,033	$9,620

The total value of these securities represented 0.4% of net assets at December 31, 2012.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at December 31, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Canadian Imperial Bank of Commerce	22,537	1-18-13	$—	$436
Sell	British Pound	Bank of New York Mellon (The)	13,353	2-1-13	—	191
Sell	British Pound	Royal Bank of Canada	25,400	2-8-13	—	678
Sell	British Pound	Toronto-Dominion Bank (The)	6,402	3-1-13	—	176
Sell	British Pound	State Street Global Markets	22,845	3-15-13	—	278
Sell	Canadian Dollar	State Street Global Markets	35,300	1-11-13	252	—
Sell	Canadian Dollar	Royal Bank of Canada	14,332	1-18-13	145	—
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	43,216	1-18-13	273	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	39,858	2-1-13	35	—
Sell	Canadian Dollar	Royal Bank of Canada	43,152	2-8-13	—	106
Sell	Canadian Dollar	Bank of New York Mellon (The)	33,790	2-15-13	131	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	30,670	3-1-13	347	—
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	30,064	3-15-13	285	—
Sell	Euro	Royal Bank of Canada	4,730	1-18-13	—	35
Sell	Euro	Toronto-Dominion Bank (The)	4,200	2-8-13	—	183
Sell	South Korean Won	Canadian Imperial Bank of Commerce	13,200,000	2-1-13	—	313
Sell	South Korean Won	Bank of New York Mellon (The)	6,660,000	3-6-13	—	129
Sell	South Korean Won	Royal Bank of Canada	10,190,000	3-15-13	—	118
					$1,468	$2,643

The following futures contracts were outstanding at December 31, 2012 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
S&P 500 E-mini	Short	3-15-13	999	$(70,934)	$45

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$—	$2,771	$—
Energy	1,463,728	32,600	9,620
Industrials	72,880	—	—
Information Technology	—	31,052	—
Materials	648,352	247,334	—	*
Total Common Stocks	$2,184,960	$313,757	$9,620
Preferred Stocks	—	3,185	—
Purchased Options	44,480	91,008	—
Short-Term Securities	—	14,623	—
Total	$2,229,440	$422,573	$9,620
Forward Foreign Currency Contracts	$—	$1,468	$—
Futures Contracts	$45	$—	$—
Liabilities
Forward Foreign Currency Contracts	$—	$2,643	$—

During the period ended December 31, 2012, securities totaling $313,757 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,606,145
Gross unrealized appreciation	469,771
Gross unrealized depreciation	(414,283)
Net unrealized appreciation	$55,488

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Food Retail – 0.1%
Roundy’s Supermarkets, Inc.	954	$4,247

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)	4	—

TOTAL COMMON STOCKS – 0.1%		$4,247
(Cost: $8,113)

PREFERRED STOCKS
Other Mortgage-Backed Securities – 0.2%
Ally Financial Inc., 7.000% (B)	13	12,746

TOTAL PREFERRED STOCKS – 0.2%		$12,746
(Cost: $12,066)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	13	387

Apparel Retail – 0.0%
St. John Knits International, Incorporated, Expires 12–31–29 (C)	48	1,006

TOTAL WARRANTS – 0.0%		$1,393
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal

Advertising – 0.0%
Checkout Holding Corp., 0.000%, 11–15–15 (B)(D)	$3,409	2,386

Aerospace & Defense – 0.3%
Ducommun Incorporated, 9.750%, 7–15–18	8,656	9,305
Sequa Corporation, 7.000%, 12–15–17 (B)	3,944	3,969
Silver II Borrower SCA and Silver II US Holdings, 7.750%, 12–15–20 (B)	10,982	11,366

		24,640

Agricultural Products – 0.5%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	14,876	15,248
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(E)	23,833	21,688

		36,936

Airlines – 1.0%
Air Lease Corporation, 5.625%, 4–1–17	66,062	70,026

Alternative Carriers – 1.4%
Level 3 Communications, Inc.: 11.875%, 2–1–19	25,558	29,457
8.875%, 6–1–19 (B)	10,899	11,607
Level 3 Communications, Inc. and Level 3 Financing, Inc., 7.000%, 6–1–20 (B)	24,986	26,110
Level 3 Financing, Inc.: 8.125%, 7–1–19	20,767	22,636
8.625%, 7–15–20	4,591	5,096

		94,906

Apparel Retail – 0.4%
J. Crew Group, Inc., 8.125%, 3–1–19	18,190	19,236
Wolverine Worldwide, 6.125%, 10–15–20 (B)	8,379	8,798

		28,034

Auto Parts & Equipment – 3.0%
IDQ Acquisition Corp., 14.000%, 10–1–17 (B)(E)	29,483	29,778
IDQ Holdings, Inc., 11.500%, 4–1–17 (B)	52,733	56,820
Schaeffler Finance B.V.: 7.750%, 2–15–17 (B)(F)	EUR34,000	49,905
7.750%, 2–15–17 (B)	$29,302	32,525
8.500%, 2–15–19 (B)	25,678	29,016
8.750%, 2–15–19 (B)(F)	EUR12,000	18,247

		216,291

Automotive Manufacturers – 0.2%
Chrysler Group LLC and CG: 8.000%, 6–15–19	$4,000	4,360
8.250%, 6–15–21	6,286	6,915

		11,275

Automotive Retail – 1.0%
Asbury Automotive Group, Inc.: 7.625%, 3–15–17	6,755	6,975
8.375%, 11–15–20	25,593	28,408
Sonic Automotive, Inc.: 9.000%, 3–15–18	6,430	7,057
7.000%, 7–15–22 (B)	27,940	30,594

		73,034

Biotechnology – 0.8%
VWR Funding, Inc., 7.250%, 9–15–17 (B)	52,486	55,110

Broadcasting – 2.3%
Clear Channel Outdoor Holdings, Inc.: 6.500%, 11–15–22 (B)	101,619	105,189
Cumulus Media Inc., 7.750%, 5–1–19	23,282	22,875
Harron Communications, L.P. and Harron Finance Corporation, 9.125%, 4–1–20 (B)	12,023	13,165
LIN Television Corporation, 6.375%, 1–15–21 (B)	21,714	22,800

		164,029

Building Products – 2.6%
HD Supply, Inc.: 11.000%, 4–15–20 (B)	35,358	41,723
11.500%, 7–15–20 (B)	59,278	66,763
Isabelle Acquisition Sub Inc., 10.000%, 11–15–18 (B)(E)	37,274	40,442
Nortek, Inc., 8.500%, 4–15–21	3,272	3,632
Ply Gem Holdings, Inc., 8.250%, 2–15–18	1,023	1,105
Ply Gem Industries, Inc., 8.250%, 2–15–18 (B)	27,085	28,168

		181,833

Cable & Satellite – 1.5%
Cablevision Systems Corporation, 5.875%, 9–15–22	27,203	27,237
Cequel Communications Holdings I, LLC and Cequel Capital Corporation, 6.375%, 9–15–20 (B)	9,591	9,987
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (B)	11,032	11,418

WideOpenWest Finance LLC and WideOpenWest CapitalCorp.:
10.250%, 7–15–19 (B)	30,415	32,316
13.375%, 10–15–19 (B)	24,730	26,152

		107,110

Casinos & Gaming – 1.1%
Codere Finance (Luxembourg) S.A., 9.250%, 2–15–19 (B)	33,829	25,710
MGM Resorts International, 6.625%, 12–15–21	10,987	10,987
ROC Finance LLC and ROC Finance 1 Corp., 12.125%, 9–1–18 (B)	24,627	28,443
Scientific Games Corporation: 8.125%, 9–15–18	975	1,073
9.250%, 6–15–19	8,725	9,707

		75,920

Coal & Consumable Fuels – 0.1%
Arch Coal, Inc., 9.875%, 6–15–19 (B)	9,507	9,887

Construction & Engineering – 0.2%
J.M. Huber Corporation, 9.875%, 11–1–19 (B)	12,535	13,914
USG Corporation, 9.750%, 1–15–18	1,481	1,677

		15,591

Construction Materials – 0.5%
Headwaters Incorporated, 7.625%, 4–1–19	12,470	13,249
Headwaters Incorporated, Convertible, 8.750%, 2–1–16	7,250	7,468
Hillman Group, Inc. (The), 10.875%, 6–1–18	11,777	12,660

		33,377

Consumer Finance – 3.3%
Bankrate, Inc., 11.750%, 7–15–15	24,713	27,277
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (B)	28,635	30,496
TMX Finance Holdings Inc., 11.000%, 10–15–15 (B)(E)	33,670	33,670
TMX Finance LLC and TitleMax Finance Corporation: 13.250%, 7–15–15	67,926	75,397
TransUnion Holding Company, Inc., 8.125%, 6–15–18 (B)(E)	41,348	42,692
TransUnion LLC and TransUnion Financing Corporation, 9.625%, 6–15–18	34,952	36,962

		246,494

Data Processing & Outsourced Services – 2.3%
Alliance Data Systems Corporation: 5.250%, 12–1–17 (B)	58,665	59,545
6.375%, 4–1–20 (B)	39,854	42,445
CoreLogic, Inc., 7.250%, 6–1–21	57,112	62,109

		164,099

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH, 10.000%, 6–15–18 (B)(F)	EUR8,822	12,867

Diversified Metals & Mining – 1.6%
American Gilsonite Holding Company, 11.500%, 9–1–17 (B)	$20,241	20,848
FMG Resources Pty Ltd.: 6.000%, 4–1–17 (B)	9,871	10,068
8.250%, 11–1–19 (B)	32,382	34,487
6.875%, 4–1–22 (B)	12,835	13,124
Inmet Mining Corporation, 7.500%, 6–1–21 (B)	4,858	5,040
Taseko Mines Limited, 7.750%, 4–15–19	15,941	15,343
Walter Energy Inc., 9.875%, 12–15–20 (B)	18,318	20,425

		119,335

Diversified Support Services – 0.4%
Nexeo Solutions, LLC, 8.375%, 3–1–18	28,849	27,262

Diversified Telecom – 0.5%
Consolidated Communications Finance Co., 10.875%, 6–1–20 (B)	34,590	38,049

Education Services – 4.7%
Laureate Education, Inc.: 12.750%, 8–15–17 (B)	86,430	91,616
9.250%, 9–1–19 (B)	235,189	245,773

		337,389

Electric Utilities – 0.2%
Alliant Holdings, 7.875%, 12–15–20 (B)	10,987	10,987

Electronic Equipment & Instruments – 0.4%
CDW LLC and CDW Finance Corporation: 12.535%, 10–12–17	5,799	6,198
8.500%, 4–1–19	21,544	23,321

		29,519

Electronic Manufacturing Services – 0.4%
Jabil Circuit, Inc.: 7.750%, 7–15–16	2,046	2,404
8.250%, 3–15–18	8,884	10,794
KEMET Corporation, 10.500%, 5–1–18	16,772	16,541

		29,739

Environmental & Facilities Services – 0.2%
Heckmann Corporation: 9.875%, 4–15–18	12,390	12,792
9.875%, 4–15–18 (B)	4,950	5,074

		17,866

Food Distributors – 2.2%
Michael Foods Holding, Inc., 8.500%, 7–15–18 (B)(E)	47,245	48,190
U.S. Foodservice, Inc., 8.500%, 6–30–19 (B)	109,799	111,995

		160,185

Food Retail – 0.1%
Beverages & More, Inc., 9.625%, 10–1–14 (B)	4,875	4,991

General Merchandise Stores – 0.1%
Pantry, Inc., (The), 8.375%, 8–1–20 (B)	7,308	7,637

Health Care Equipment – 0.5%
Immucor, Inc., 11.125%, 8–15–19	34,809	39,160

Health Care Facilities – 1.8%
Alere Inc., 7.250%, 7–1–18 (B)	9,857	9,882
Chiron Merger Sub, Inc., 12.500%, 11–1–19 (B)	5,000	4,756
HCA Holdings, Inc., 6.250%, 2–15–21	21,961	22,510
Hologic, Inc., 6.250%, 8–1–20 (B)	6,544	7,051
IASIS Healthcare LLC and IASIS Capital Corporation, 8.375%, 5–15–19	15,338	14,494
Physio-Control International, Inc., 9.875%, 1–15–19 (B)	16,998	18,655
Tenet Healthcare Corporation, 6.875%, 11–15–31	33,933	30,540
Truven Health Analytics, 10.625%, 6–1–20 (B)	23,101	24,603

		132,491

Health Care Services – 0.3%
MedImpact Holdings, Inc., 10.500%, 2–1–18 (B)	19,608	21,740

Health Care Technology – 1.0%
MedAssets, Inc., 8.000%, 11–15–18	65,759	71,349

Home Furnishings – 0.2%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (B)	6,846	7,273
Tempur-Pedic International, Inc., 6.875%, 12–15–20 (B)	5,133	5,281

		12,554

Independent Power Producers & Energy Traders – 0.3%
NRG Energy, Inc., 7.625%, 5–15–19	24,650	26,376
Texas Competitive Electric Holdings Company, LLC and TCEH Finance, Inc., 11.500%, 10–1–20 (B)	2,150	1,682

		28,058

Industrial Machinery – 0.1%
Dematic S.A. and DH Services Luxembourg S.a.r.l., 7.750%, 12–15–20 (B)	7,336	7,336

Integrated Telecommunication Services – 0.2%
CyrusOne LP and CyrusOne Finance Corp., 6.375%, 11–15–22 (B)	17,032	17,756

Investment Banking & Brokerage – 0.6%
E*TRADE Financial Corporation, 6.750%, 6–1–16	18,500	19,471
GFI Group Inc., 8.625%, 7–19–18	24,863	21,818

		41,289

IT Consulting & Other Services – 0.9%
iGATE Corporation, 9.000%, 5–1–16	39,598	42,914
SRA International, Inc. and Sterling Merger, Inc., 11.000%, 10–1–19	18,725	19,100

		62,014

Leasing – 0.2%
Aircastle Limited, 6.250%, 12–1–19 (B)	14,597	15,217

Leisure – 0.1%
Royal Caribbean Cruises Ltd., 5.250%, 11–15–22	5,188	5,486

Leisure Facilities – 0.4%
Palace Entertainment Holdings, LLC, 8.875%, 4–15–17 (B)	16,302	17,158
Viking Cruises, Ltd., 8.500%, 10–15–22 (B)	12,089	13,056

		30,214

Life & Health Insurance – 0.1%
ILFC E-Capital Trust I, 4.540%, 12–21–65 (B)(G)	7,300	5,539

Marine – 0.5%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8–15–19 (B)	34,640	36,026

Metal & Glass Containers – 0.8%
Consolidated Container Company LLC and Consolidated Container Capital, Inc., 10.125%, 7–15–20 (B)	54,537	58,354
Pretium Packaging, L.L.C. and Pretium Finance, Inc., 11.500%, 4–1–16	3,867	3,988

		62,342

Movies & Entertainment – 0.4%
AMC Networks Inc., 4.750%, 12–15–22	9,859	9,908
Carmike Cinemas, Inc., 7.375%, 5–15–19	14,175	15,309

		25,217

Office Services & Supplies – 0.1%
American Reprographics Company, 10.500%, 12–15–16	8,386	8,239

Oil & Gas Drilling – 0.5%
RDS Ultra-Deepwater Ltd, 11.875%, 3–15–17 (B)	31,690	35,651

Oil & Gas Equipment & Services – 0.5%
Global Geophysical Services, Inc., 10.500%, 5–1–17	40,811	35,917

Oil & Gas Exploration & Production – 0.2%
Chesapeake Midstream Partners, L.P. and CHKM Finance Corp.: 5.875%, 4–15–21	4,948	5,256
6.125%, 7–15–22	3,839	4,137
Plains Exploration & Production Company: 6.500%, 11–15–20	2,481	2,748
6.875%, 2–15–23	2,481	2,835

		14,976

Oil & Gas Refining & Marketing – 2.3%
Energy Partners Ltd., 8.250%, 2–15–18	12,043	12,404
EP Energy, 9.375%, 5–1–20	14,033	15,822
EP Energy LLC and Everest Acquisition Finance Inc., 7.750%, 9–1–22	5,514	5,845
Everest Acquisition, LLC and Everest Acquisition Finance, Inc., 6.875%, 5–1–19	3,263	3,540
Offshore Group Investment Limited: 11.500%, 8–1–15	39,892	43,483
7.500%, 11–1–19 (B)	33,650	33,987
Samson Investment Company, 9.750%, 2–15–20 (B)	31,564	33,379
Shelf Drilling Holdings, Ltd., 8.625%, 11–1–18 (B)	17,525	17,963

		166,423

Oil Services – 1.2%
Drill Rigs Holdings, Inc., 6.500%, 10–1–17 (B)	2,974	2,959
EPL Oil & Gas, Inc., 8.250%, 2–15–18 (B)	19,471	20,006
SESI, LLC, 7.125%, 12–15–21	45,000	50,063
Sidewinder Drilling Inc, 9.750%, 11–15–19 (B)	11,149	11,205

		84,233

Packaged Foods & Meats – 1.1%
Bumble Bee Foods, LLC: 9.000%, 12–15–17 (B)	50,075	53,830
9.625%, 3–15–18 (B)(E)	22,038	21,818

		75,648

Paper Packaging – 0.1%
AOT Bedding Super Holdings, 8.125%, 10–1–20 (B)	6,776	6,776

Pharmaceuticals – 2.0%
Capsugel FinanceCo S.C.A., 9.875%, 8–1–19 (B)(F)	EUR18,575	27,583
Jaguar Holding Co I, 9.375%, 10–15–17 (B)(E)	$74,033	77,735
Jaguar Holding Company II and Jaguar Merger Sub Inc., 9.500%, 12–1–19 (B)	28,813	32,703

		138,021

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp, 11.500%, 12–15–19 (B)	28,016	28,997

Publishing – 0.0%
Cambium Learning Group, Inc., 9.750%, 2–15–17	2,425	2,013

Restaurants – 1.5%
Alphabet Holding Company, Inc., 7.750%, 11–1–17 (B)(E)	14,808	15,252
Carrols Restaurant Group, Inc., 11.250%, 5–15–18 (B)	12,808	14,025
CKE Holdings, Inc., 10.500%, 3–14–16 (B)(E)	22,742	24,106
Dave & Buster’s, Inc.: 0.000%, 2–15–16 (B)	27,855	20,682
11.000%, 6–1–18	7,213	8,079
NPC International, Inc., 10.500%, 1–15–20	17,518	20,321
Shearer’s Foods LLC, and Chip Finance Corporation, 9.000%, 11–1–19	7,433	7,805

		110,270

Retail Stores – 2.1%
Fifth & Pacific Companies, Inc., 10.500%, 4–15–19 (B)	8,882	9,837
Jo-Ann Stores Holdings, Inc., 9.750%, 10–15–19 (B)(E)	56,997	57,496
PETCO Holdings Inc, 8.500%, 10–15–17 (B)(E)	69,453	71,362
Radio Systems Corp, 8.375%, 11–1–19 (B)	9,379	9,778
RadioShack Corporation, 6.750%, 5–15–19	8,625	5,434

		153,907

Security & Alarm Services – 0.3%
Monitronics International, Inc., 9.125%, 4–1–20	20,879	21,505

Semiconductors – 0.6%
Freescale Semiconductor, Inc.: 10.125%, 3–15–18 (B)	3,453	3,816
8.050%, 2–1–20	29,667	29,518
10.750%, 8–1–20	8,352	8,958

		42,292

Service – Other – 0.7%
B-Corp Merger Sub, Inc., 8.250%, 6–1–19	29,936	29,936
ServiceMaster Company (The), 8.000%, 2–15–20	22,770	23,738

		53,674

Specialized Consumer Services – 0.8%
Carlson Wagonlit B.V.: 6.875%, 6–15–19 (B)	33,185	35,011
7.500%, 6–15–19 (B)(F)	EUR16,253	22,901

		57,912

Specialized Finance – 0.4%
CNG Holdings, Inc., 9.375%, 5–15–20 (B)	$9,928	10,077
WM Finance Corp., 11.500%, 10–1–18	10,332	11,933
WM Holdings Finance Corp., 13.750%, 10–1–19	4,877	5,706

		27,716

Specialized REITs – 1.0%
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19	74,508	71,155

Specialty Chemicals – 0.8%
PQ Corporation, 8.750%, 5–1–18 (B)	15,347	16,114
Taminco Acquisition Corporation, 9.125%, 12–15–17 (B)(E)	39,395	38,903

		55,017

Specialty Stores – 0.3%
New Academy Finance Co LLC, 8.000%, 6–15–18 (B)(E)	22,961	23,248

Technology – 2.0%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7–15–18	42,400	49,608
Epicor Software Corporation, 8.625%, 5–1–19	27,397	28,767
J2 Global, Inc., 8.000%, 8–1–20	46,682	48,549

Lawson Software, Inc., 9.375%, 4–1–19	13,886	15,587
Viasystems, Inc., 7.875%, 5–1–19 (B)	2,506	2,456

		144,967

Technology Distributors – 0.7%
Sophia, L.P. and Sophia Finance, Inc., 9.750%, 1–15–19 (B)	48,442	52,196

Thrifts & Mortgage Finance – 0.2%
Provident Funding Associates, L.P. and PFG Finance Corp., 10.125%, 2–15–19 (B)	10,379	10,950

Wireless Telecommunication Service – 0.3%
Crown Castle International Corp, 5.250%, 1–15–23 (B)	10,208	10,922
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (B)	9,320	9,763

		20,685

TOTAL CORPORATE DEBT SECURITIES – 62.0%		$4,462,980
(Cost: $4,240,999)

MUNICIPAL BONDS
Arizona – 0.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.016%, 1–1–37 (G)	14,625	12,694

TOTAL MUNICIPAL BONDS – 0.2%		$12,694
(Cost: $9,602)

MUNICIPAL BONDS – TAXABLE
New York – 0.0%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (B)	1,875	2,525

TOTAL MUNICIPAL BONDS – TAXABLE – 0.0%		$2,525
(Cost: $1,875)

SENIOR LOANS
Aerospace & Defense – 0.1%
Sequa Corporation:
3.460%, 12–3–14 (G)	90	90
3.470%, 12–3–14 (G)	106	106
3.610%, 12–3–14 (G)	2,936	2,938
6.250%, 12–3–14 (G)	4,663	4,658
0.000%, 6–18–17 (G)	2,204	2,216

		10,008

Auto Parts & Equipment – 0.3%
Schaeffler AG, 6.000%, 2–27–17 (G)	21,848	21,875

Broadcasting – 1.3%
Cumulus Media Holdings, Inc., 7.500%, 9–16–19 (G)	3,000	3,086
Granite Broadcasting Corporation, 8.500%, 5–23–19 (G)	14,925	14,888
PAW LUXCO II S.A.R.L., 5.113%, 7–29–17 (F)(G)	EUR58,675	72,124

		90,098

Building Products – 0.3%
CPG International, Inc., 5.750%, 9–4–19 (G)	$11,943	11,995
HD Supply, Inc., 7.250%, 10–12–17 (G)	11,928	12,231

		24,226

Cable & Satellite – 1.3%
WideOpenWest Finance, LLC, 6.250%, 7–17–18 (G)	50,854	51,374
Wilton Brands LLC, 7.500%, 8–7–19 (G)	41,969	42,284

		93,658

Casinos & Gaming – 0.8%
Cannery Casino Resorts LLC: 6.000%, 10–5–18 (G)	10,366	10,375
10.000%, 10–5–19 (G)	11,134	10,568
CKX Entertainment, Inc., 9.000%, 1–1–17 (G)	4,000	3,410
MGM Resorts International, 0.000%, 12–13–19 (G)	30,000	30,292

		54,645

Commodity Chemicals – 0.6%
Univar, Inc.: 5.000%, 6–30–17 (G)	44,714	44,526

Communications Equipment – 0.3%
Mitel Networks Corporation, 7.312%, 8–16–15 (G)	17,259	17,087

Construction & Farm Machinery & Heavy Trucks – 0.4%
Wabash National Corporation, 6.000%, 4–17–19 (G)	26,007	26,289

Diversified Capital Markets – 1.0%
Intrawest U.S. Holdings, Inc.: 7.000%, 12–3–17 (G)	28,000	28,035
10.750%, 12–3–18 (G)	43,000	42,678

		70,713

Diversified Metals & Mining – 3.4%
FMG Resources Pty Ltd, 5.250%, 10–12–17 (G)	243,485	245,311

Diversified Real Estate Activities – 2.7%
HLT Property Acquisition, LLC: 0.001%, 11–12–15 (G)	45,000	42,919
3.581%, 11–12–15 (G)	15,000	14,456
3.709%, 11–12–15 (G)	70,000	67,112
3.959%, 11–12–15 (G)	70,000	66,937

		191,424

Diversified Support Services – 0.7%
Advantage Sales & Marketing, Inc.: 9.250%, 6–18–18 (G)	35,494	35,582
13.000%, 12–30–18 (G)	12,900	12,965

		48,547

Education Services – 0.2%
Education Management LLC, 8.250%, 3–30–18 (G)	8,932	7,391
Laureate Education, Inc., 5.250%, 6–16–18 (G)	9,708	9,612

		17,003

Electric Utilities – 0.3%
Dynegy Power, LLC, 9.250%, 8–5–16 (G)	25,918	27,052

Electrical Components & Equipment – 0.1%
WireCo WorldGroup, Inc., 6.000%, 4–13–17 (G)	9,975	10,150

Environmental & Facilities Services – 0.1%
K2 Pure Solutions Nocal, L.P., 10.000%, 9–10–15 (G)	7,816	7,738

Food Distributors – 3.1%
U.S. Foodservice, Inc.: 0.000%, 5–11–17 (G)	1,990	1,991
5.750%, 5–11–17 (G)	12,200	12,208
5.750%, 6–6–17 (G)	210,240	210,042

		224,241

Food Retail – 0.8%
Focus Brands, Inc.: 6.250%, 2–22–18 (G)	20,332	20,434
7.250%, 2–22–18 (G)	491	494
10.250%, 8–21–18 (G)	36,399	37,126

		58,054

Health Care Facilities – 0.1%
Hologic, Inc.,
4.500%, 4–29–19 (G)	3,990	4,034

National Surgical Hospitals, Inc., 8.250%, 2–3–17 (G)	4,055	3,933

		7,967

Health Care Services – 0.6%
Air Medical Group Holdings, Inc., 6.500%, 5–29–18 (G)	10,000	10,075
Genesis Healthcare LLC: 10.000%, 7–26–17 (G)	11,366	10,854
10.750%, 7–26–17 (G)	129	123
U.S. Renal Care, Inc.: 6.250%, 6–11–19 (G)	14,963	15,150
10.250%, 6–11–19 (G)	10,000	10,150

		46,352

Health Care Supplies – 0.5%
Sage Products Holdings III, LLC: 5.250%, 12–13–19 (G)	11,119	11,175
0.000%, 6–13–20 (G)	2,225	2,225
9.250%, 6–13–20 (G)	19,086	19,086

		32,486

Home Furnishings – 0.2%
Spring Windows Fashions, LLC, 11.250%, 5–31–18 (G)	15,000	14,775

Hotels, Resorts & Cruise Lines – 0.1%
Seven Sea Crusies S. DE R.L., 6.250%, 2–16–19 (G)	8,888	8,999

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc.: 8.500%, 3–2–16 (G)	9,940	1,557

Hypermarkets & Super Centers – 0.6%
BJ’s Wholesale Club, Inc.: 5.750%, 9–6–19 (G)	22,265	22,528
9.750%, 3–6–20 (G)	22,265	22,794

		45,322

Independent Power Producers & Energy Traders – 0.1%
Texas Competitive Electric Holdings Company, LLC: 4.713%, 10–10–17 (G)	3,912	2,598
4.810%, 10–10–17 (G)	2,002	1,330

		3,928

Industrial Machinery – 0.9%
Northern Tool & Equipment Company, Inc., 0.000%, 11–13–19 (G)	30,000	30,000
United Central Industrial Supply Company, LLC, 7.500%, 10–12–18 (G)	29,200	28,032

		58,032

IT Consulting & Other Services – 0.2%
Infor Global Solutions European Finance, S.a.R.L., 13.090%, 4–5–17 (E)(G)	7,080	7,421
SRA International, Inc., 6.500%, 7–20–18 (G)	5,720	5,391

		12,812

Leisure Facilities – 0.2%
Northfield Park Associates LLC: 0.000%, 11–9–18 (G)	4,980	4,980
9.000%, 11–9–18 (G)	7,469	7,469

		12,449

Leisure Products – 0.7%
SRAM, LLC, 8.500%, 12–7–18 (G)	48,000	48,600

Metal & Glass Containers – 0.4%
Evergreen Tank Solution, Inc., 9.500%, 9–11–18 (G)	29,716	29,567

Movies & Entertainment – 4.7%
AB Acquisitions UK Topco 2 Limited, 3.490%, 7–5–15 (F)(G)	GBP18,000	28,522
Formula One Holdings Ltd. and Alpha Topco Limited: 6.000%, 4–27–19 (G)	$148,877	150,863
9.250%, 10–16–19 (G)	160,000	163,000

		342,385

Oil & Gas Refining & Marketing – 0.3%
Samson Investment Company, 6.000%, 9–25–18 (G)	18,548	18,710

Other Diversified Financial Services – 2.1%
Fairway Group Acquisition Company, 8.250%, 8–17–18 (G)	10,378	10,443
Misys plc and Magic Newco, LLC, 12.000%, 6–12–19 (G)	140,000	143,850

		154,293

Paper Packaging – 0.4%
FPC Holdings, Inc., 9.250%, 5–16–20 (G)	27,397	26,832

Paper Products – 0.5%
NewPage Corporation, 0.000%, 11–16–18 (G)	34,850	35,199

Pharmaceuticals – 0.7%
Par Pharmaceutical Companies, Inc., 5.000%, 9–28–19 (G)	4,859	4,850
Pharmaceutical Product Development, Inc., 6.250%, 12–5–18 (G)	1,965	1,994
Quintiles Transnational Corp., 7.500%, 2–28–17 (E)(G)	40,000	40,350

		47,194

Photographic Equipment – 0.1%
Getty Images, Inc., 4.750%, 9–17–19 (G)	9,962	9,962

Real Estate Operating Companies – 0.3%
Primedia Inc., 7.500%, 1–13–18 (G)	19,836	18,845

Research & Consulting Services – 0.5%
AlixPartners, LLP, 10.750%, 6–29–19 (G)	32,500	32,825

Restaurants – 0.9%
Brasa Holdings, Inc.: 7.500%, 6–18–19 (G)	31,985	32,145
11.000%, 12–18–19 (G)	30,000	30,150

		62,295

Semiconductor Equipment – 0.0%
Crown Castle Operating Company, 4.000%, 1–31–19 (G)	968	972

Semiconductors – 0.2%
Freescale Semiconductor, Inc., 6.000%, 2–28–19 (G)	14,813	14,676

Specialized Finance – 0.1%
WMG Acquisition Corp., 5.250%, 10–25–18 (G)	10,000	10,106

Specialty Stores – 0.6%
Candy Intermediate Holdings, Inc.: 7.500%, 5–23–18 (G)	9,882	9,973
8.500%, 5–23–18 (G)	68	68
Guitar Center, Inc., 5.560%, 4–9–17 (G)	20,000	19,260
Party City Holdings, Inc.: 5.750%, 7–10–19 (G)	16,137	16,300

		45,601

Technology Distributors – 0.0%
Sophia, L.P., 6.250%, 7–19–18 (G)	2,908	2,939

TOTAL SENIOR LOANS – 33.8%		$2,428,325
(Cost: $2,373,048)

SHORT-TERM SECURITIES
Commercial Paper – 3.2%
Bemis Company, Inc.: 0.340%, 1–4–13 (H)	5,650	5,650
0.320%, 1–14–13 (H)	2,000	2,000
Campbell Soup Company, 0.310%, 1–4–13 (H)	6,970	6,970
Ecolab Inc., 0.320%, 1–23–13 (H)	11,887	11,885
General Mills, Inc.: 0.250%, 1–15–13 (H)	12,000	11,999
0.260%, 1–16–13 (H)	5,000	4,999
0.250%, 1–18–13 (H)	20,000	19,998
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.): 0.390%, 1–9–13 (H)	10,000	9,999
0.260%, 1–16–13 (H)	7,000	6,999
0.290%, 1–23–13 (H)	15,000	14,997
0.290%, 1–24–13 (H)	5,000	4,999
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.): 0.250%, 1–18–13 (H)	12,975	12,973
0.270%, 1–23–13 (H)	33,000	32,995
Hewlett-Packard Company: 0.460%, 1–8–13 (H)	7,800	7,799
0.400%, 1–10–13 (H)	14,425	14,423
John Deere Canada ULC (GTD by Deere & Company), 0.140%, 2–6–13 (H)	2,253	2,253
Kroger Co. (The), 0.400%, 1–3–13 (H)	10,000	10,000
McCormick & Co. Inc.: 0.220%, 1–2–13 (H)	12,000	12,000
0.230%, 1–11–13 (H)	4,000	4,000
PACCAR Financial Corp. (GTD by PACCAR Inc.), 0.140%, 2–4–13 (H)	11,789	11,787
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.100%, 1–2–13 (H)	4,678	4,678
St. Jude Medical, Inc., 0.200%, 1–4–13 (H)	5,000	5,000
Walt Disney Company (The), 0.310%, 2–11–13 (H)	15,000	14,997

		233,400

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (I)	1,179	1,179

Municipal Obligations – Taxable – 0.2%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.), 0.120%, 1–3–13 (I)	500	500
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.120%, 1–2–13 (I)	10,800	10,800

		11,300

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government): 0.170%, 1–2–13	15,000	15,000
0.170%, 1–2–13 (I)	5,619	5,619

		20,619

TOTAL SHORT-TERM SECURITIES – 3.7%		$266,498
(Cost: $266,498)

TOTAL INVESTMENT SECURITIES – 100.0%		$7,191,408
(Cost: $6,912,999)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		3,491

NET ASSETS – 100.0%		$7,194,899

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $2,919,386 or 40.6% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Zero coupon bond.

(E)	Payment-in-kind bonds.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR—Euro and GBP—British Pound).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(H)	Rate shown is the yield to maturity at December 31, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Morgan Stanley International	17,400	1-14-13	$—	$303
Sell	Euro	Morgan Stanley International	66,000	1-14-13	—	1,775
Sell	Euro	Deutsche Bank AG	5,000	1-30-13	—	36
Sell	Euro	Deutsche Bank AG	932	2-1-13	89	—
Sell	Euro	Morgan Stanley International	720	5-15-13	67	—
Sell	Euro	Deutsche Bank AG	676	6-17-13	50	—
Sell	Euro	Deutsche Bank AG	932	8-1-13	81	—
Sell	Euro	Morgan Stanley International	720	11-15-13	61	—
Sell	Euro	Deutsche Bank AG	676	12-16-13	45	—
Sell	Euro	Deutsche Bank AG	932	2-3-14	73	—
Sell	Euro	Morgan Stanley International	720	5-15-14	55	—
Sell	Euro	Deutsche Bank AG	676	6-16-14	40	—
Sell	Euro	Deutsche Bank AG	932	8-1-14	68	—
Sell	Euro	Morgan Stanley International	720	11-14-14	52	—
Sell	Euro	Deutsche Bank AG	676	12-15-14	37	—
Sell	Euro	Deutsche Bank AG	932	2-2-15	62	—
Sell	Euro	Morgan Stanley International	729	5-15-15	—	15
Sell	Euro	Deutsche Bank AG	676	6-15-15	35	—
Sell	Euro	Deutsche Bank AG	932	8-3-15	57	—
Sell	Euro	Morgan Stanley International	729	11-16-15	—	17
Sell	Euro	Deutsche Bank AG	676	12-15-15	34	—
Sell	Euro	Deutsche Bank AG	932	2-1-16	55	—
Sell	Euro	Morgan Stanley International	5,980	5-16-16	—	179
Sell	Euro	Deutsche Bank AG	676	6-15-16	32	—
Sell	Euro	Deutsche Bank AG	932	8-1-16	52	—
Sell	Euro	Deutsche Bank AG	676	12-15-16	32	—
Sell	Euro	Deutsche Bank AG	932	2-1-17	50	—
Sell	Euro	Deutsche Bank AG	676	6-15-17	32	—
Sell	Euro	Morgan Stanley International	58,615	7-31-17	—	2,756
Sell	Euro	Deutsche Bank AG	932	8-1-17	49	—
Sell	Euro	Deutsche Bank AG	676	12-15-17	32	—
Sell	Euro	Deutsche Bank AG	932	2-1-18	50	—
Sell	Euro	Deutsche Bank AG	11,234	6-15-18	547	—
Sell	Euro	Deutsche Bank AG	932	8-1-18	51	—

Sell	Euro	Deutsche Bank AG	932	2-1-19	51	—
Sell	Euro	Deutsche Bank AG	19,799	8-1-19	1,058	—
Sell	Euro	Deutsche Bank AG	2,000	1-31-20	—	121
					$2,997	$5,202

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,247	$—	$—
Preferred Stocks	—	12,746	—
Warrants	—	—	1,393
Corporate Debt Securities	—	4,462,980	—
Municipal Bonds	—	15,219	—
Senior Loans	—	1,921,525	506,800
Short-Term Securities	—	266,498	—
Total	$4,247	$6,678,968	$508,193
Forward Foreign Currency Contracts	$—	$2,997	$—
Liabilities
Forward Foreign Currency Contracts	$—	$5,202	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Senior Loans
Beginning Balance 4-1-12	$2,483	$133,694
Net realized gain (loss)	—	509
Net unrealized appreciation (depreciation)	(1,090)	11,955
Purchases	—	495,982
Sales	—	(145,099)
Transfers into Level 3 during the period	—	33,798
Transfers out of Level 3 during the period	—	(24,039)
Ending Balance 12-31-12	$1,393	$506,800
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-12	$(1,090)	$12,586

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no transfers between Levels 1 and 2 during the period ended December 31, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12-31-12	Valuation Technique(s)	Unobservable Input(s)
Assets
Warrants	$1,393	Third-party vendor pricing service	Vendor quotes
Senior Loans	$506,800	Third-party vendor pricing service	Vendor quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$6,912,999
Gross unrealized appreciation	313,349
Gross unrealized depreciation	(34,940)
Net unrealized appreciation	$278,409

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 3.7%
Asciano Limited	3,390	$16,585
Telstra Corporation Limited	4,748	21,637
Toll Holdings Limited	3,184	15,259

		53,481

China – 4.5%
Baidu.com, Inc., ADR (A)	171	17,150
China Pacific Insurance (Group) Co., Ltd., H Shares	6,198	23,369
China Unicom Limited	13,192	21,449
SINA Corporation (A)	82	4,118

		66,086

France – 9.0%
Cap Gemini S.A.	545	23,835
Danone	246	16,247
European Aeronautic Defence and Space Company	61	2,401
European Aeronautic Defence and Space Company (A)(B)	356	14,034
Sanofi-Aventis	266	25,246
Total S.A.	959	49,914

		131,677

Germany – 6.9%
Bayer AG	315	30,036
DaimlerChrysler AG, Registered Shares	493	27,146
Deutsche Boerse AG	258	15,807
Dialog Semiconductor plc (A)	782	13,853
Fresenius SE & Co. KGaA (A)	12	1,428
Fresenius SE & Co. KGaA (A)(B)	115	13,221

		101,491

Hong Kong – 3.4%
Cheung Kong (Holdings) Limited	2,108	32,799
Sun Hung Kai Properties Limited	1,151	17,461

		50,260

Israel – 2.1%
Teva Pharmaceutical Industries Limited, ADR	837	31,248

Italy – 1.0%
Saipem S.p.A.	383	14,933

Japan – 17.1%
Asahi Breweries, Ltd.	711	15,135
Bridgestone Corporation	645	16,788
Fuji Heavy Industries Ltd.	270	3,405
Fuji Media Holdings, Inc.	6	8,449
Hoya Corporation	1,134	22,334
Japan Tobacco Inc.	154	4,345
KONAMI Corporation	732	16,493
Mitsubishi Electric Corporation	1,799	15,317
Mitsui & Co., Ltd.	1,806	27,074
Mitsui Fudosan Co., Ltd.	725	17,736
Mitsui Trust Holdings, Inc.	3,028	10,669
Nissin Kogyo Co., Ltd.	1,559	24,138
Secom Co., Ltd.	67	3,376
Sega Sammy Holdings Inc.	551	9,295
Softbank Corp.	480	17,580
Sumitomo Corporation	1,513	19,406
Yahoo Japan Corporation	55	17,924

		249,464

Netherlands – 5.6%
Fugro N.V.	395	23,461
ING Groep N.V., Certicaaten Van Aandelen (A)	2,705	25,689
Koninklijke Ahold N.V.	2,410	32,321

		81,471

Singapore – 2.8%
Singapore Telecommunications Limited	7,222	19,651
United Overseas Bank Limited	1,335	21,900

		41,551

South Korea – 1.4%
Hyundai Mobis (A)	76	20,661

Sweden – 3.5%
Investor AB, B Shares	904	23,761
Securitas AB, Class B	1,246	10,925
TeliaSonera AB	2,326	15,790

		50,476

Switzerland – 3.8%
Nestle S.A., Registered Shares	239	15,565
Novartis AG, Registered Shares	314	19,832
Swiss Re Ltd	271	19,681

		55,078

Taiwan – 0.6%
Advanced Semiconductor Engineering, Inc.	10,440	9,089

United Kingdom – 24.3%
AMEC plc	954	15,767
BAE Systems plc (A)	2,695	14,981
BG Group plc	948	15,813
GlaxoSmithKline plc	1,620	35,270
Imperial Tobacco Group plc	772	29,938
Invensys plc, ADR	4,862	26,019
Prudential plc	1,761	25,125
Reckitt Benckiser Group plc	316	20,067
Rio Tinto plc	634	36,994
Royal Dutch Shell plc, Class A	1,429	49,182
Unilever plc	1,105	42,934
Vodafone Group plc	8,657	21,791
WPP Group plc (A)	1,424	20,809

		354,690

United States – 4.4%
Cognizant Technology Solutions Corporation, Class A (A)	333	24,670
InBev NV	182	15,829
Yahoo! Inc. (A)	1,204	23,955

		64,454

TOTAL COMMON STOCKS – 94.1%		$1,376,110
(Cost: $1,262,863)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.7%
Bank of Nova Scotia, 0.020%, 1–2–13 (C)	$5,066	5,066
Coca-Cola Company (The), 0.060%, 1–17–13 (C)	5,000	5,000

		10,066

Master Note – 0.4%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (D)	6,488	6,488

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corporation (GTD by United States Government), 0.170%, 1–2–13 (D)	10,000	10,000

TOTAL SHORT-TERM SECURITIES – 1.8%		$26,554
(Cost: $26,554)

TOTAL INVESTMENT SECURITIES – 95.9%		$1,402,664
(Cost: $1,289,417)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 4.1%		60,081

NET ASSETS – 100.0%		$1,462,745

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $27,255 or 1.9% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Barclays Capital, Inc.	55,700	1–14–13	$474	$—
Sell	Japanese Yen	Barclays Capital, Inc.	5,809,000	1–15–13	3,481	—
					$3,955	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$130,691	$—
Consumer Staples	—	192,381	—
Energy	—	169,072	—
Financials	—	233,995	—
Health Care	31,248	125,033	—
Industrials	—	165,376	—
Information Technology	69,892	103,529	—
Materials	—	36,994	—
Telecommunication Services	—	117,899	—
Total Common Stocks	$101,140	$1,274,970	$—
Short-Term Securities	—	26,554	—
Total	$101,140	$1,301,524	$—
Forward Foreign Currency Contracts	$—	$3,955	$—

During the period ended December 31, 2012, securities totaling $1,274,970 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts
GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,289,417
Gross unrealized appreciation	141,598
Gross unrealized depreciation	(28,351)
Net unrealized appreciation	$113,247

SCHEDULE OF INVESTMENTS Ivy International Growth Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.4%
Coca-Cola Amatil Limited	213	$2,996
David Jones Limited	971	2,391
Telstra Corporation Limited	1,232	5,616

		11,003

Canada – 1.9%
Agrium Inc.	25	2,472
Canadian Natural Resources Limited	78	2,254

		4,726

China – 2.7%
Baidu.com, Inc., ADR (A)	26	2,591
Ping An Insurance (Group) Company of China, Ltd., A Shares	310	2,270
Tingyi Holding Corp.	652	1,834

		6,695

Finland – 0.5%
Stora Enso Oyj, Class R	182	1,275

France – 13.4%
Alstom	64	2,584
Cap Gemini S.A.	82	3,581
Compagnie Generale des Etablissements Michelin, Class B	39	3,754
European Aeronautic Defence and Space Company	35	1,398
LVMH Moet Hennessy – Louis Vuitton	22	3,983
Pinault-Printemps-Redoute S.A.	13	2,513
Safran	131	5,653
Sanofi-Aventis	48	4,595
Vinci	123	5,922

		33,983

Germany – 10.8%
adidas AG	28	2,493
Bayer AG	58	5,523
Deutsche Lufthansa AG	145	2,741
Fresenius SE & Co. KGaA (A)	62	7,182
Fresenius SE & Co. KGaA (A)(B)	7	862
Linde AG	14	2,472
MTU Aero Engines Holding AG	47	4,312
SAP AG	18	1,419

		27,004

Hong Kong – 3.4%
Galaxy Entertainment Group Limited, ADR (A)	1,157	4,639
Yue Yuen Industrial (Holdings) Limited	1,141	3,859

		8,498

India – 4.6%
Housing Development Finance Corporation Limited (A)	36	550
Housing Development Finance Corporation Limited (A)(B)	228	3,487
NMDC Limited (A)	1,008	3,063
State Bank of India	102	4,498

		11,598

Ireland – 0.9%
Smurfit Kappa Group plc	191	2,239

Israel – 1.3%
Teva Pharmaceutical Industries Limited, ADR	87	3,244

Italy – 2.6%
Eni S.p.A.	107	2,618
Saipem S.p.A.	100	3,912

		6,530

Japan – 12.9%
Bridgestone Corporation	148	3,850
Canon Inc.	59	2,283
JGC Corporation	112	3,490
KONAMI Corporation	81	1,813
Mitsubishi Corporation	187	3,597
Mitsubishi Electric Corporation	262	2,231
Mitsui & Co., Ltd.	126	1,889
Mizuho Financial Group, Inc.	1,435	2,631
Nexon Co., Ltd. (A)	24	240
Nexon Co., Ltd. (A)(B)	102	1,030
Nissin Kogyo Co., Ltd.	197	3,052
ORIX Corporation	34	3,842
Sumitomo Corporation	194	2,483

		32,431

Luxembourg – 1.6%
Tenaris S.A.	193	4,026

Netherlands – 1.2%
ASML Holding N.V., Ordinary Shares (A)	45	2,899

Norway – 3.0%
Seadrill Limited	101	3,708
Yara International ASA	75	3,724

		7,432

South Korea – 1.0%
Samsung Electronics Co., Ltd.	2	2,586

Sweden – 2.6%
AB Volvo, Class B (A)	271	3,732
Telefonaktiebolaget LM Ericsson, B Shares	277	2,795

		6,527

Switzerland – 3.7%
Credit Suisse Group AG, Registered Shares	115	2,796
Novartis AG, Registered Shares	61	3,849
Swatch Group Ltd (The), Bearer Shares	5	2,596

		9,241

Taiwan – 1.0%
MediaTek Incorporation	229	2,562

United Kingdom – 12.7%
ARM Holdings plc, ADR	66	2,481
BHP Billiton plc	89	3,148
British American Tobacco plc	57	2,875
Capita Group plc (The)	115	1,419
Diageo plc	206	6,006
Experian plc	240	3,862
GlaxoSmithKline plc	214	4,667
Pearson plc	128	2,493
Petrofac Limited	46	1,233
Prudential plc	257	3,667

		31,851

United States – 7.6%
Apple Inc. (A)	5	2,479
Cognizant Technology Solutions Corporation, Class A (A)	60	4,409
InBev NV	65	5,633

QUALCOMM Incorporated	60	3,697
Schlumberger Limited	40	2,788

		19,006

TOTAL COMMON STOCKS – 93.8%		$235,356
(Cost: $213,142)

PREFERRED STOCKS
Germany – 2.5%
Volkswagen AG, 2.260% (A)	27	6,264

TOTAL PREFERRED STOCKS – 2.5%		$6,264
(Cost: $5,173)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.4%
Bank of Nova Scotia, 0.020%, 1–2–13 (C)	$2,977	2,977
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.200%, 2–28–13 (C)	3,118	3,117

		6,094

TOTAL SHORT-TERM SECURITIES – 2.4%		$6,094
(Cost: $6,094)

TOTAL INVESTMENT SECURITIES – 98.7%		$247,714
(Cost: $224,409)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		3,363

NET ASSETS – 100.0%		$251,077

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $5,379 or 2.1% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2012.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	9,250	1-14-13	$—	$237
Sell	Japanese Yen	Goldman Sachs International	777,500	2-7-13	1,227	—
					$1,227	$237

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:
Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$35,623	$—
Consumer Staples	—	19,345	—
Energy	5,042	15,497	—
Financials	—	23,741	—
Health Care	3,244	26,677	—
Industrials	—	45,313	—
Information Technology	15,657	21,208	—
Materials	2,472	15,921	—
Telecommunication Services	—	5,616	—
Total Common Stocks	$26,415	$208,941	$—
Preferred Stocks	—	6,264	—
Short-Term Securities	—	6,094	—
Total	$26,415	$221,299	$—
Forward Foreign Currency Contracts	$—	$1,227	$—
Liabilities
Forward Foreign Currency Contracts	$—	$237	$—

During the period ended December 31, 2012, securities totaling $208,941 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$224,409
Gross unrealized appreciation	31,161
Gross unrealized depreciation	(7,856)
Net unrealized appreciation	$23,305

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.5%
Boeing Company (The)	4	$294
Precision Castparts Corp.	175	33,186

		33,480

Apparel Retail – 0.8%
Limited Brands, Inc.	234	11,003

Apparel, Accessories & Luxury Goods – 1.7%
Under Armour, Inc., Class A (A)	475	23,071

Application Software – 1.7%
Intuit Inc.	383	22,812

Asset Management & Custody Banks – 1.9%
T. Rowe Price Group, Inc.	398	25,920

Automotive Retail – 1.9%
AutoZone, Inc. (A)	64	22,826
O’Reilly Automotive, Inc. (A)	30	2,709

		25,535

Biotechnology – 6.5%
Biogen Idec Inc. (A)	269	39,383
Gilead Sciences, Inc. (A)	657	48,286

		87,669

Brewers – 2.0%
Anheuser-Busch InBev S.A., ADR (A)	309	27,027

Broadcasting – 4.1%
CBS Corporation, Class B	1,457	55,435

Cable & Satellite – 3.1%
Time Warner Cable Inc.	429	41,674

Casinos & Gaming – 5.2%
Las Vegas Sands, Inc.	715	33,023
Wynn Resorts, Limited	332	37,324

		70,347

Communications Equipment – 2.8%
QUALCOMM Incorporated	615	38,167

Computer Hardware – 7.0%
Apple Inc. (A)	179	95,306

Data Processing & Outsourced Services – 8.9%
MasterCard Incorporated, Class A	122	59,789
Visa Inc., Class A	408	61,768

		121,557

Distillers & Vintners – 0.8%
Beam Inc.	172	10,483

Fertilizers & Agricultural Chemicals – 4.4%
Monsanto Company	630	59,611

Footwear – 0.1%
NIKE, Inc., Class B	28	1,434

Home Improvement Retail – 1.3%
Home Depot, Inc. (The)	282	17,436

Hotels, Resorts & Cruise Lines – 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	3	149

Household Products – 0.9%
Colgate-Palmolive Company	118	12,336

Industrial Conglomerates – 0.0%
Danaher Corporation	3	145

Industrial Machinery – 1.1%
Pentair, Inc. (A)	306	15,045

Internet Retail – 3.0%
Amazon.com, Inc. (A)	163	40,835

Internet Software & Services – 5.3%
eBay Inc. (A)	578	29,495
Facebook, Inc., Class A (A)	252	6,703
Google Inc., Class A (A)	49	34,971

		71,169

IT Consulting & Other Services – 1.9%
Cognizant Technology Solutions Corporation, Class A (A)	352	26,066

Motorcycle Manufacturers – 2.3%
Harley-Davidson, Inc.	642	31,346

Oil & Gas Equipment & Services – 5.2%
National Oilwell Varco, Inc.	471	32,193
Schlumberger Limited	547	37,888

		70,081

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company	183	12,073

Personal Products – 0.6%
Estee Lauder Companies, Inc. (The), Class A	126	7,566

Pharmaceuticals – 2.0%
Allergan, Inc.	301	27,647

Railroads – 4.4%
Kansas City Southern	301	25,111
Union Pacific Corporation	272	34,146

		59,257

Restaurants – 3.5%
McDonald’s Corporation	74	6,554
Starbucks Corporation	749	40,134
YUM! Brands, Inc.	10	671

		47,359

Semiconductor Equipment – 0.9%
ASML Holding N.V., NY Registry Shares (A)	179	11,546

Semiconductors – 1.6%
Altera Corporation	599	20,640
Microchip Technology Incorporated	38	1,225

		21,865

Systems Software – 1.8%
Oracle Corporation	300	9,986
VMware, Inc., Class A (A)	147	13,876

		23,862

Tobacco – 2.5%
Philip Morris International Inc.	423	35,397

Wireless Telecommunication Service – 4.0%
American Tower Corporation, Class A (A)	314	24,278
Crown Castle International Corp. (A)	414	29,882

		54,160

TOTAL COMMON STOCKS – 98.6%		$1,335,871
(Cost: $1,016,422)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.8%
St. Jude Medical, Inc.:
0.200%, 1-16-13 (B)	$1,800	1,800
0.190%, 1-18-13 (B)	8,881	8,880

		10,680

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (C)	119	119

TOTAL SHORT-TERM SECURITIES – 0.8%		$10,799
(Cost: $10,799)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,346,670
(Cost: $1,027,221)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		8,630

NET ASSETS - 100.0%		$1,355,300

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,335,871	$—	$—
Short-Term Securities	—	10,799	—
Total	$1,335,871	$10,799	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,027,221
Gross unrealized appreciation	323,380
Gross unrealized depreciation	(3,931)
Net unrealized appreciation	$319,449

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)
DECEMBER 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.9%
Bombardier Inc., 7.500%, 3–15–18 (A)	$12,875	$14,340

Apparel Retail – 1.0%
Limited Brands, Inc., 8.500%, 6–15–19	13,000	15,860

Apparel, Accessories & Luxury Goods – 1.2%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (A)	15,000	15,242
V.F. Corporation, 1.062%, 8–23–13 (B)	4,000	4,019

		19,261

Automobile Manufacturers – 1.9%
Nissan Motor Acceptance Corporation, 1.950%, 9–12–17 (A)	15,000	15,199
Volkswagen International Finance N.V.: 1.625%, 3–22–15 (A)	10,606	10,751
2.375%, 3–22–17 (A)	5,500	5,663

		31,613

Banking – 0.3%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	5,000	5,131

Biotechnology – 1.0%
Amgen Inc., 2.125%, 5–15–17	15,500	16,052

Brewers – 1.8%
Anheuser-Busch InBev Worldwide Inc., 1.375%, 7–15–17	16,692	16,862
SABMiller Holdings Inc., 2.450%, 1–15–17 (A)	12,000	12,505

		29,367

Broadcasting – 0.8%
NBC Universal, Inc., 3.650%, 4–30–15	12,375	13,164

Cable & Satellite – 1.6%
Comcast Corporation, 4.950%, 6–15–16	3,500	3,944
DIRECTV Holdings LLC, 2.400%, 3–15–17	6,000	6,144
Time Warner Cable Inc., 6.750%, 7–1–18	13,664	17,063

		27,151

Coal & Consumable Fuels – 1.0%
Joy Global Inc., 6.000%, 11–15–16	14,900	17,098

Computer & Electronics Retail – 0.7%
Best Buy Co., Inc., 7.250%, 7–15–13	11,030	11,168

Consumer Finance – 4.2%
American Express Company, 7.250%, 5–20–14	4,000	4,353
American Express Credit Corporation, 2.750%, 9–15–15	11,000	11,531
American Honda Finance Corp., 1.500%, 9–11–17 (A)	6,000	5,996
Capital One Financial Corporation: 7.375%, 5–23–14	2,000	2,176
2.125%, 7–15–14	6,500	6,617
1.000%, 11–6–15	7,000	6,976
Ford Motor Credit Company LLC, 3.875%, 1–15–15	14,000	14,598
Penske Truck Leasing Co., LP and PTL Finance Corp., 3.750%, 5–11–17 (A)	10,350	10,826
USAA Capital Corporation, 1.050%, 9–30–14 (A)	4,000	4,018

		67,091

Data Processing & Outsourced Services – 1.8%
Fidelity National Financial, Inc., 6.600%, 5–15–17	12,215	13,765
Western Union Company (The), 6.500%, 2–26–14	15,800	16,770

		30,535

Distillers & Vintners – 1.0%
Diageo Capital plc, 5.750%, 10–23–17	13,500	16,259

Diversified Banks – 3.7%
Bank of America Corporation: 6.500%, 8–1–16	5,000	5,772
5.650%, 5–1–18	6,000	6,978
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	10,475	10,598
Barclays Bank plc: 2.500%, 1–23–13	5,000	5,006
2.375%, 1–13–14	4,000	4,068
HSBC Bank plc, 3.100%, 5–24–16 (A)	6,000	6,342
U.S. Bancorp, 2.200%, 11–15–16	10,000	10,416
Wells Fargo & Company, 3.676%, 6–15–16 (B)	11,000	11,888

		61,068

Diversified Chemicals – 1.7%
Dow Chemical Company (The), 5.900%, 2–15–15	14,025	15,471
E.I. du Pont de Nemours and Company, 2.750%, 4–1–16	11,500	12,136

		27,607

Diversified Metals & Mining – 2.1%
BHP Billiton Finance (USA) Limited, 7.250%, 3–1–16	6,000	7,103
BHP Billiton plc and BHP Billiton Limited, 5.250%, 12–15–15	8,023	9,061
Rio Tinto Finance (USA) Limited: 8.950%, 5–1–14	5,000	5,529
2.250%, 9–20–16	12,500	12,964

		34,657

Drug Retail – 1.4%
CVS Caremark Corporation, 3.250%, 5–18–15	10,225	10,839
Walgreen Co.: 4.875%, 8–1–13	6,000	6,148
1.800%, 9–15–17	6,500	6,534

		23,521

Electric Utilities – 0.8%
Great Plains Energy Incorporated, 2.750%, 8–15–13	12,605	12,736

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc., 7.750%, 7–15–16	11,290	13,266

Environmental & Facilities Services – 2.1%
Republic Services, Inc., 3.800%, 5–15–18	13,690	15,044
Waste Management, Inc.:

6.375%, 3–11–15	1,505	1,683
2.600%, 9–1–16	5,000	5,236
6.100%, 3–15–18	11,275	13,600

		35,563

Health Care Equipment – 0.7%
Stryker Corporation,
2.000%, 9–30–16	11,575	12,049

Health Care Services – 1.8%
Medco Health Solutions, Inc.,
2.750%, 9–15–15	15,000	15,634
Quest Diagnostics Incorporated, 3.200%, 4–1–16	14,000	14,763

		30,397

Health Care Supplies – 0.3%
DENTSPLY International Inc.,
2.750%, 8–15–16	4,000	4,149

Independent Finance – 0.9%
John Deere Capital Corporation,
1.200%, 10–10–17	15,000	15,018

Industrial Conglomerates – 1.2%
General Electric Capital Corporation:
1.000%, 12–11–15	7,000	7,028
2.950%, 5–9–16	12,000	12,637

		19,665

Integrated Oil & Gas – 0.6%
Petro-Canada,
4.000%, 7–15–13	9,500	9,655

Integrated Telecommunication Services – 1.7%
AT&T Inc.:
2.400%, 8–15–16	5,500	5,738
1.400%, 12–1–17	6,000	5,999
Verizon Communications Inc.,
3.000%, 4–1–16	16,000	17,033

		28,770

Internet Software & Services – 0.4%
British Telecommunications plc,
5.150%, 1–15–13	1,000	1,001
eBay Inc.,
1.350%, 7–15–17	5,000	5,057

		6,058

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The):
3.700%, 8–1–15	7,000	7,387
3.625%, 2–7–16	3,000	3,175
Morgan Stanley,
4.100%, 1–26–15	12,000	12,506

		23,068

Leisure Products – 0.2%
Mattel, Inc.,
2.500%, 11–1–16	2,500	2,600

Life & Health Insurance – 1.0%
Metropolitan Life Global Funding I:
1.700%, 6–29–15 (A)	8,480	8,656
2.500%, 9–29–15 (A)	8,000	8,345

		17,001

Movies & Entertainment – 0.6%
Viacom Inc.,
4.375%, 9–15–14	9,495	10,060

Multi-Utilities – 0.9%
Dominion Resources, Inc., Ser A,
1.400%, 9–15–17	14,850	14,847

Office Electronics – 1.0%
Xerox Corporation,
6.350%, 5–15–18	14,000	16,140

Oil & Gas Equipment & Services – 0.7%
Schlumberger Investment S.A.,
1.250%, 8–1–17 (A)	5,000	4,985
Schlumberger Norge A.S. (GTD by Schlumberger Limited),
1.950%, 9–14–16 (A)	3,000	3,078
Schlumberger S.A. (GTD by Schlumberger Limited),
1.950%, 9–14–16 (A)	3,000	3,078

		11,141

Oil & Gas Exploration & Production – 1.8%
ConocoPhillips,
4.600%, 1–15–15	5,500	5,943
EOG Resources, Inc.,
2.500%, 2–1–16	6,000	6,274
Petrohawk Energy Corporation,
7.250%, 8–15–18	16,000	18,057

		30,274

Oil & Gas Storage & Transportation – 1.0%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP),
3.250%, 10–1–15	5,500	5,659
DCP Midstream, LLC,
9.700%, 12–1–13 (A)	4,500	4,848
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	5,148	5,414

		15,921

Other Diversified Financial Services – 2.0%
ING Bank N.V.,
2.375%, 6–9–14 (A)	12,500	12,663
JPMorgan Chase & Co.:
1.100%, 10–15–15	10,000	9,999
3.150%, 7–5–16	10,000	10,592

		33,254

Packaged Foods & Meats – 1.0%
H.J. Heinz Company,
2.000%, 9–12–16	3,000	3,095
Kraft Foods Inc.,
4.125%, 2–9-16	12,000	13,071

		16,166

Pharmaceuticals – 1.4%
Eli Lilly and Company,
4.200%, 3–6–14	5,775	6,025
GlaxoSmithKline Capital Inc.,
5.650%, 5–15–18	6,500	7,914
Merck & Co., Inc.:
4.000%, 6–30–15	2,000	2,171
1.100%, 1–31–18	4,925	4,919
Novartis Capital Corporation,
4.125%, 2–10–14	2,000	2,080

		23,109

Property & Casualty Insurance – 0.4%
Berkshire Hathaway Inc.:
2.200%, 8–15–16	2,650	2,764
1.900%, 1–31–17	4,000	4,134

		6,898

Regional Banks – 0.8%
PNC Funding Corp,
4.250%, 9–21–15	11,775	12,833

Restaurants – 1.0%
YUM! Brands, Inc.:
4.250%, 9–15–15	7,425	8,018
6.250%, 3–15–18	7,500	9,114

		17,132

Retail Stores – 0.5%
Dollar General Corporation,
4.125%, 7–15–17	8,500	8,925

Semiconductors – 0.6%
Broadcom Corporation,
2.700%, 11–1–18	9,000	9,640

Soft Drinks – 1.0%
Coca-Cola Enterprises Inc.,
4.250%, 3–1–15	3,000	3,223
PepsiCo, Inc.:
0.800%, 8–25–14	5,650	5,679
0.700%, 8–13–15	8,000	8,010

		16,912

Specialty Chemicals – 0.7%
Lubrizol Corporation (The),
5.500%, 10–1–14	10,566	11,453

Systems Software – 1.3%
CA, Inc.,
6.125%, 12–1–14	15,267	16,637
Oracle Corporation,
1.200%, 10–15–17	5,400	5,414

		22,051

Telecommunications – 0.1%
CC Holdings GS V LLC,
2.381%, 12–15–17 (A)	2,000	2,009

Wireless Telecommunication Service – 2.4%
America Movil, S.A.B. de C.V.:
3.625%, 3–30–15	13,478	14,290
2.375%, 9–8–16	4,000	4,156
American Tower Corporation:
4.625%, 4–1–15	5,280	5,612
5.900%, 11–1–21	9,500	11,330
Crown Castle International Corp,
5.250%, 1–15–23 (A)	2,745	2,937

		38,325

TOTAL CORPORATE DEBT SECURITIES – 61.2%		$1,008,028
(Cost: $975,005)

MUNICIPAL BONDS – TAXABLE
Hawaii – 0.3%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A:
1.955%, 8–1–13	515	518
2.498%, 8–1–14	1,240	1,267
3.335%, 8–1–16	3,100	3,309

		5,094

Nebraska – 0.4%
NE Pub Power Dist, Gen Rev Bonds, Ser 2008A,
5.140%, 1–1–14	6,150	6,427

Rhode Island – 0.3%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A,
5.050%, 10–1–14	5,185	5,566

TOTAL MUNICIPAL BONDS – TAXABLE – 1.0%		$17,087
(Cost: $16,238)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 3.2%
Federal Home Loan Bank,
3.500%, 3–22–16	11,000	11,079
Federal National Mortgage Association:
2.000%, 12–30–15	10,000	10,473
3.000%, 11–14–18	15,000	15,337
2.700%, 3–28–22	15,000	15,072

		51,961

Mortgage-Backed Obligations – 9.9%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2–15–23	1,501	1,528
5.000%, 9–15–34	1,670	1,733
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
2.500%, 12–15–41	15,665	16,222

Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4–1–20	1,512	1,641
4.500%, 10–1–20	1,405	1,497
4.500%, 6–15–27	2,569	2,644
4.500%, 5–15–32	6,330	6,544
6.000%, 11–1–36	598	651
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	2,003	2,141
5.000%, 11–25–17	3,662	3,904
5.500%, 12–25–17	4,406	4,747
5.000%, 12–15–34	2,602	2,787
4.500%, 3–25–37	1,996	2,043
5.500%, 4–25–37	3,192	3,490
4.000%, 3–25–39	1,680	1,750
2.000%, 4–25–39	14,728	14,942
4.000%, 5–25–39	5,680	6,092
3.000%, 11–25–39	6,041	6,220
4.500%, 6–25–40	5,153	5,566
2.500%, 9–20–40	12,415	12,890
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	4,423	4,750
5.000%, 5–1–19	1,968	2,139
4.500%, 9–1–19	3,568	3,839
5.500%, 10–1–21	6,083	6,590
5.500%, 2–1–22	3,286	3,560
6.000%, 6–1–22	2,288	2,514
5.000%, 10–1–24	4,135	4,477
5.000%, 4–1–25	3,547	3,841
3.500%, 8–1–26	11,925	12,859
5.000%, 6–25–32	364	367
6.000%, 7–1–38	1,508	1,647
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	1,895	2,051
2.000%, 3–16–42	15,692	15,944

		163,610

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.1%		$215,571
(Cost: $211,857)

UNITED STATES GOVERNMENT OBLIGATIONS
Agency Obligations – 2.8%
Federal Home Loan Bank:
2.000%, 9–14–18	15,000	15,812
1.375%, 9–13–19	15,000	15,096
Federal National Mortgage Association,
0.875%, 10–26–17	15,000	15,061

		45,969

Treasury Obligations – 14.0%
United States Treasury Notes:
2.375%, 8–31–14	10,000	10,354
2.375%, 2–28–15	10,000	10,449
2.500%, 4–30–15	35,000	36,783
2.125%, 5–31–15	12,500	13,042
1.750%, 5–31–16	13,000	13,577
1.500%, 7–31–16	15,000	15,550
1.500%, 8–31–18	65,000	67,264
2.000%, 11–15–21	30,000	31,104
1.750%, 5–15–22	32,000	32,240

		230,363

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.8%		$276,332
(Cost: $272,079)

SHORT-TERM SECURITIES
Commercial Paper – 5.1%
Air Products and Chemicals, Inc.,
0.150%, 1–3–13 (C)	$6,100	6,100
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.130%, 1–11–13 (C)	1,000	1,000
Campbell Soup Company,
0.240%, 2–1–13 (C)	7,783	7,781
CVS Caremark Corporation,
0.280%, 1–2–13 (C)	5,205	5,205
General Mills, Inc.,
0.250%, 1–22–13 (C)	2,000	2,000

GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.140%, 1–17–13 (C)	2,000	2,000
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.):
0.360%, 1–10–13 (C)	3,000	3,000
0.310%, 1–18–13 (C)	5,000	4,999
John Deere Canada ULC (GTD by Deere & Company),
0.140%, 2–6–13 (C)	4,481	4,480
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.170%, 2–13–13 (C)	5,000	4,999
Kroger Co. (The),
0.400%, 1–3–13 (C)	8,000	8,000
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.140%, 2–4–13 (C)	5,211	5,210
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.200%, 1–31–13 (C)	13,445	13,442
Sonoco Products Co.,
0.000%, 1–2–13 (C)	5,701	5,701
St. Jude Medical, Inc.,
0.200%, 1–4–13 (C)	5,000	5,000
Wisconsin Electric Power Co.,
0.210%, 1–10–13 (C)	4,224	4,224

		83,141

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (D)	9,679	9,679

Municipal Obligations – Taxable – 1.4%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.100%, 1–2–13 (D)	8,000	8,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.),
0.130%, 1–2–13 (D)	15,984	15,984

		23,984

TOTAL SHORT-TERM SECURITIES – 7.1%		$116,804
(Cost: $116,804)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,633,822
(Cost: $1,591,983)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		12,938

NET ASSETS – 100.0%		$1,646,760

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $156,895 or 9.5% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(C)	Rate shown is the yield to maturity at December 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,008,028	$—
Municipal Bonds	—	17,087	—
United States Government Agency Obligations	—	215,571	—
United States Government Obligations	—	276,332	—
Short-Term Securities	—	116,804	—
Total	$—	$1,633,822	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,591,983
Gross unrealized appreciation	43,554
Gross unrealized depreciation	(1,715)
Net unrealized appreciation	$41,839

SCHEDULE OF INVESTMENTS Ivy Managed European/Pacific Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	636	$15,353
Ivy Pacific Opportunities Fund, Class I	4,506	66,020

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$81,373
(Cost: $65,886)

SHORT-TERM SECURITIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (A)	$266	$266

(Cost: $266)

TOTAL INVESTMENT SECURITIES – 99.9%		$81,639
(Cost: $66,152)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		27

NET ASSETS – 100.0%		$81,666

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$81,373	$—	$—
Short-Term Securities	—	266	—
Total	$81,373	$266	$—

There were no transfers between any levels during the period ended December 31, 2012.

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$66,152
Gross unrealized appreciation	15,487
Gross unrealized depreciation	—
Net unrealized appreciation	$15,487

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	771	$18,610
Ivy Global Income Allocation Fund, Class I	1,277	18,461
Ivy International Core Equity Fund, Class I	2,428	37,591
Ivy International Growth Fund, Class I	1,071	37,482
Ivy Pacific Opportunities Fund, Class I	5,463	80,039

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$192,183
(Cost: $165,566)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (A)	$397	$397

(Cost: $397)

TOTAL INVESTMENT SECURITIES – 100.0%		$192,580
(Cost: $165,963)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(72)

NET ASSETS – 100.0%		$192,508

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$192,183	$—	$—
Short-Term Securities	—	397	—
Total	$192,183	$397	$—

There were no transfers between any levels during the period ended December 31, 2012.

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$165,963
Gross unrealized appreciation	26,617
Gross unrealized depreciation	—
Net unrealized appreciation	$26,617

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.5%
Acquity Group Ltd, ADR (A)	48	$369

Aerospace & Defense – 0.5%
KEYW Holding Corporation (A)	32	402

Air Freight & Logistics – 0.6%
Pacer International, Inc. (A)	121	471

Alternative Carriers – 0.7%
inContact, Inc. (A)	106	549

Apparel, Accessories & Luxury Goods – 1.6%
Movado Group, Inc.	39	1,181

Application Software – 2.9%
Callidus Software Inc. (A)	174	788
Exa Corporation (A)	33	325
NetQin Mobile Inc., ADR (A)	40	240
Tangoe, Inc. (A)	66	777

		2,130

Asset Management & Custody Banks – 0.8%
Internet Capital Group, Inc. (A)	55	624

Auto Parts & Equipment – 1.0%
Amerigon Incorporated (A)	56	747

Automotive Retail – 0.7%
America’s Car-Mart, Inc. (A)	14	555

Biotechnology – 3.8%
Achillion Pharmaceuticals, Inc. (A)	112	900
Clovis Oncology, Inc. (A)	47	749
NewLink Genetics Corporation (A)	40	494
Synergy Pharmaceuticals Inc. (A)	131	687

		2,830

Building Products – 2.2%
American Woodmark Corporation (A)	24	662
Builders FirstSource, Inc. (A)	179	1,001

		1,663

Casinos & Gaming – 1.3%
Multimedia Games Holding Company, Inc. (A)	67	991

Commercial Printing – 2.0%
InnerWorkings, Inc. (A)	107	1,476

Communications Equipment – 3.9%
Ixia (A)	59	993
Procera Networks, Inc. (A)	67	1,234
Ruckus Wireless, Inc (A)	31	696

		2,923

Computer Storage & Peripherals – 0.8%
Datalink Corporation (A)	66	561

Construction & Farm Machinery & Heavy Trucks – 2.7%
Commercial Vehicle Group, Inc. (A)	45	369
Greenbrier Companies, Inc. (The) (A)	44	703
Wabash National Corporation (A)	101	909

		1,981

Consumer Finance – 2.3%
NetSpend Holdings, Inc. (A)	67	795
Regional Management Corp. (A)	52	853

		1,648

Data Processing & Outsourced Services – 1.0%
Global Cash Access, Inc. (A)	92	720

Electronic Manufacturing Services – 0.5%
Fabrinet (A)	31	402

Food Distributors – 0.8%
Chefs’ Warehouse Holdings, LLC (The) (A)	36	574

Food Retail – 0.9%
Natural Grocers by Vitamin Cottage, Inc. (A)	36	691

General Merchandise Stores – 1.0%
Gordmans Stores, Inc. (A)	49	730

Health Care Equipment – 2.6%
Cynosure, Inc., Class A (A)	46	1,104
Rockwell Medical, Inc. (A)	65	525
Syneron Medical Ltd. (A)	37	317

		1,946

Health Care Supplies – 5.7%
Quidel Corporation (A)	81	1,510
Spectranetics Corporation (The) (A)	147	2,175
Synergetics USA, Inc. (A)	93	447

		4,132

Health Care Technology – 3.7%
Greenway Medical Technologies, Inc. (A)	25	381
HealthStream, Inc. (A)	41	992
Streamline Health Solutions, Inc. (A)	66	374
Vocera Communications, Inc. (A)	41	1,024

		2,771

Homebuilding – 1.8%
M/I Homes, Inc. (A)	51	1,342

Homefurnishing Retail – 0.7%
Kirkland’s, Inc. (A)	46	491

Human Resource & Employment Services – 3.1%
On Assignment, Inc. (A)	75	1,529
WageWorks, Inc. (A)	44	783

		2,312

Insurance Brokers – 1.1%
eHealth, Inc. (A)	30	811

Internet Software & Services – 8.3%
Boingo Wireless, Inc. (A)	59	442
Brightcove Inc. (A)	43	391
Envestnet, Inc. (A)	53	745
Liquidity Services, Inc. (A)	10	396
Millennial Media Inc. (A)	44	556
Move, Inc. (A)	14	102
SciQuest, Inc. (A)	41	647
SPS Commerce, Inc. (A)	46	1,719
Vocus, Inc. (A)	33	575
Web.com Group, Inc. (A)	37	546

		6,119

IT Consulting & Other Services – 1.9%
InterXion Holding N.V. (A)	36	865
Virtusa Corporation (A)	32	521

		1,386

Leisure Facilities – 0.6%
Town Sports International Holdings, Inc.	45	480

Leisure Products – 1.6%
Arctic Cat Inc. (A)	23	781
Black Diamond, Inc. (A)	53	433

		1,214

Managed Health Care – 0.9%
Molina Healthcare, Inc. (A)	25	668

Movies & Entertainment – 1.4%
Rentrak Corporation (A)	53	1,033

Oil & Gas Drilling – 0.9%
Pioneer Drilling Company (A)	87	635

Oil & Gas Equipment & Services – 2.0%
Basic Energy Services, Inc. (A)	51	577
RigNet, Inc. (A)	44	891

		1,468

Oil & Gas Exploration & Production – 1.5%
Callon Petroleum Company (A)	157	740
Triangle Petroleum Corporation (A)	66	395

		1,135

Packaged Foods & Meats – 0.6%
Inventure Foods, Inc. (A)	53	345
WhiteWave Foods Company (The), Class A (A)	7	104

		449

Pharmaceuticals – 4.1%
NuPathe Inc. (A)	60	201
Obagi Medical Products, Inc. (A)	78	1,058
Omeros Corporation (A)	76	393
Pacira Pharmaceuticals, Inc. (A)	80	1,395

		3,047

Research & Consulting Services – 0.7%
Mistras Group, Inc. (A)	22	541

Restaurants – 4.6%
Bravo Brio Restaurant Group, Inc. (A)	26	353
Caribou Coffee Company, Inc. (A)	45	729
Chuy’s Holdings, Inc. (A)	37	820
Fiesta Restaurant Group, Inc. (A)	43	653
Red Robin Gourmet Burgers, Inc. (A)	21	752

		3,307

Semiconductor Equipment – 1.4%
CVD Equipment Corporation (A)	35	334
Nanometrics Incorporated (A)	47	671

		1,005

Semiconductors – 3.8%
Ambarella, Inc. (A)	55	617
BCD Semiconductor Manufacturing Limited, ADR (A)	50	377
ChipMOS TECHNOLOGIES (Bermuda) LTD.	27	311
Exar Corporation (A)	19	169
MagnaChip Semiconductor Corporation (A)	55	867
RDA Microelectronics, Inc., ADR	46	498

		2,839

Steel – 0.8%
Universal Stainless & Alloy Products, Inc. (A)	16	574

Systems Software – 3.3%
Allot Communications Ltd. (A)	31	551
Imperva, Inc. (A)	19	602
Infolox Inc. (A)	39	698
Proofpoint, Inc. (A)	48	595

		2,446

Trading Companies & Distributors – 2.1%
DXP Enterprises, Inc. (A)	31	1,526

Trucking – 4.4%
Celadon Group, Inc.	72	1,294
Marten Transport, Ltd.	43	782
Roadrunner Transportation Systems, Inc. (A)	48	863
Vitran Corporation Inc., Class A (A)	53	257

		3,196

TOTAL COMMON STOCKS – 96.1%		$71,091
(Cost: $58,101)

INVESTMENT FUNDS
Registered Investment Companies – 0.3%
iShares Russell 2000 Growth Index Fund	2	219

TOTAL INVESTMENT FUNDS – 0.3%		$219
(Cost: $216)

SHORT-TERM SECURITIES	Principal
Master Note – 4.2%
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (B)	$3,143	3,143

TOTAL SHORT-TERM SECURITIES – 4.2%		$3,143
(Cost: $3,143)

TOTAL INVESTMENT SECURITIES – 100.6%		$74,453
(Cost: $61,460)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)		(420)

NET ASSETS – 100.0%		$74,033

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$71,091	$—	$—
Investment Funds	219	—	—
Short-Term Securities	—	3,143	—
Total	$71,310	$3,143	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$61,460
Gross unrealized appreciation	16,854
Gross unrealized depreciation	(3,861)
Net unrealized appreciation	$12,993

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.8%
Expeditors International of Washington, Inc.	1,242	$49,113

Apparel, Accessories & Luxury Goods – 5.0%
Burberry Group plc (A)	1,481	29,768
Michael Kors Holdings Limited (B)	556	28,390
Under Armour, Inc., Class A (B)(C)	1,006	48,843
V.F. Corporation	232	35,010

		142,011

Application Software – 3.9%
ANSYS, Inc. (B)	614	41,323
Solera Holdings, Inc.	906	48,461
Ultimate Software Group, Inc. (The) (B)	192	18,112

		107,896

Asset Management & Custody Banks – 2.9%
Northern Trust Corporation	1,255	62,937
Oaktree Capital Group, LLC	356	16,215

		79,152

Automotive Retail – 3.5%
CarMax, Inc. (B)	2,582	96,941

Brewers – 1.4%
Boston Beer Company, Inc. (The), Class A (B)	269	36,205

Broadcasting – 1.1%
Discovery Holding Company, Class A (B)	464	29,460

Building Products – 1.8%
Fortune Brands Home & Security, Inc. (B)	1,690	49,392

Communications Equipment – 3.0%
Aruba Networks, Inc. (B)	2,047	42,468
F5 Networks, Inc. (B)	371	36,064
Ubiquiti Networks, Inc.	450	5,467

		83,999

Computer Storage & Peripherals – 1.3%
Fusion-io, Inc. (B)	1,565	35,879

Construction Materials – 2.2%
Martin Marietta Materials, Inc.	645	60,810

Consumer Electronics – 2.1%
Harman International Industries, Incorporated	1,084	48,410
Skullcandy, Inc. (B)	1,198	9,330

		57,740

Data Processing & Outsourced Services – 4.0%
Fiserv, Inc. (B)	695	54,898
Vantiv, Inc., Class A (B)	2,704	55,219

		110,117

Department Stores – 1.4%
Nordstrom, Inc.	742	39,697

Distillers & Vintners – 0.8%
Brown-Forman Corporation, Class B	355	22,440

Distributors – 1.7%
LKQ Corporation (B)	2,189	46,190

Electrical Components & Equipment – 3.6%
Polypore International, Inc. (B)	1,405	65,313
Roper Industries, Inc.	313	34,860

		100,173

Electronic Manufacturing Services – 2.1%
Trimble Navigation Limited (B)	982	58,731

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (B)	433	40,377

Fertilizers & Agricultural Chemicals – 0.7%
Scotts Miracle-Gro Company (The)	453	19,935

Food Retail – 1.1%
Whole Foods Market, Inc.	335	30,577

Health Care Distributors – 2.0%
Henry Schein, Inc. (B)	699	56,217

Health Care Equipment – 7.1%
IDEXX Laboratories, Inc. (B)	197	18,242
Intuitive Surgical, Inc. (B)	52	25,646
St. Jude Medical, Inc.	875	31,633
Varian Medical Systems, Inc. (B)	1,124	78,954
Zimmer Holdings, Inc.	618	41,215

		195,690

Homefurnishing Retail – 1.1%
Williams-Sonoma, Inc.	691	30,251

Household Products – 1.0%
Church & Dwight Co., Inc.	543	29,075

Industrial Machinery – 5.0%
Graco Inc.	308	15,851
IDEX Corporation	1,215	56,540
Pall Corporation	1,140	68,694

		141,085

Internet Software & Services – 1.1%
OpenTable, Inc. (B)	308	15,041
Zillow, Inc. (B)	583	16,183

		31,224

Investment Banking & Brokerage – 1.6%
Greenhill & Co., Inc.	881	45,778

IT Consulting & Other Services – 1.4%
Teradata Corporation (B)	634	39,241

Life Sciences Tools & Services – 3.0%
Agilent Technologies, Inc.	994	40,694
Mettler-Toledo International Inc. (B)	227	43,908

		84,602

Oil & Gas Drilling – 1.4%
Patterson-UTI Energy, Inc.	2,022	37,676

Oil & Gas Equipment & Services – 2.6%
Dresser-Rand Group Inc. (B)	717	40,241
Dril-Quip, Inc. (B)	436	31,824

		72,065

Oil & Gas Exploration & Production – 3.8%
Cabot Oil & Gas Corporation	628	31,216
Continental Resources, Inc. (B)	462	33,967
Southwestern Energy Company (B)	510	17,026
Ultra Petroleum Corp. (B)	1,298	23,527

		105,736

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	460	30,329

Real Estate Services – 1.3%
CB Richard Ellis Group, Inc. (B)	1,851	36,829

Regional Banks – 4.9%
First Republic Bank	1,558	51,080
Signature Bank (B)	808	57,629
UMB Financial Corporation	588	25,784

		134,493

Restaurants – 1.8%
Dunkin’ Brands Group, Inc.	1,526	50,633

Semiconductor Equipment – 1.6%
Lam Research Corporation (B)	1,229	44,409

Semiconductors – 5.1%
ARM Holdings plc, ADR	1,026	38,806
Cavium Inc. (B)	1,028	32,096
Microchip Technology Incorporated	2,189	71,328

		142,230

Specialty Stores – 2.0%
Ulta Salon, Cosmetics & Fragrance, Inc.	570	55,962

Systems Software – 0.5%
ServiceNow, Inc. (B)	484	14,533

Trading Companies & Distributors – 2.4%
Fastenal Company	1,423	66,424

TOTAL COMMON STOCKS – 98.7%		$2,741,317
(Cost: $2,465,955)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.7%
Becton Dickinson & Co.,
0.280%, 1–30–13 (D)	$2,000	2,000
General Mills, Inc.,
0.250%, 1–22–13 (D)	3,000	3,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.140%, 1–17–13 (D)	2,000	2,000
McCormick & Co. Inc.,
0.220%, 1–2–13 (D)	1,146	1,146
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.150%, 1–22–13 (D)	5,000	4,999
Sonoco Products Co.,
0.000%, 1–2–13 (D)	1,651	1,651
Total Capital Canada Ltd. (GTD by Total S.A.),
0.110%, 1–11–13 (D)	4,000	3,999

		18,795

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government):
0.170%, 1–2–13 (E)	5,000	5,000
0.170%, 1–2–13 (E)	4,000	4,000

		9,000

TOTAL SHORT-TERM SECURITIES – 1.0%		$27,795
(Cost: $27,795)

TOTAL INVESTMENT SECURITIES – 99.7%		$2,769,112
(Cost: $2,493,750)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%	8,597

NET ASSETS – 100.0%	$2,777,709

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at December 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The	following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Cavium Inc.	Deutsche Bank AG	Put	2,171	February 2013	$30.00	$260	$(342)
Graco Inc.	Deutsche Bank AG	Put	911	January 2013	50.00	67	(52)
	Deutsche Bank AG	Put	911	February 2013	50.00	128	(118)
Michael Kors Holdings Limited	Bank of America N.A.	Put	1,409	January 2013	47.00	194	(144)
Under Armour, Inc., Class A	N/A	Put	1,617	April 2013	42.50	343	(299)
						$992	$(955)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,711,549	$29,768	$—
Short-Term Securities	—	27,795	—
Total	$2,711,549	$57,563	$—
Liabilities
Written Options	$299	$656	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,493,750
Gross unrealized appreciation	344,718
Gross unrealized depreciation	(69,356)
Net unrealized appreciation	$275,362

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile: 0.220%, 1–28–13	$1,000	$1,000
0.980%, 7–19–13	4,500	4,500
0.800%, 9–10–13	1,365	1,365

Total Certificate Of Deposit – 3.4%		6,865

Commercial Paper
Bank of Nova Scotia: 0.190%, 1–16–13 (A)	1,050	1,050
0.210%, 2–1–13 (A)	2,700	2,699
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.160%, 1–28–13 (A)	2,500	2,500
Chicago Midway Intl Arpt, 2003 Program, Ser C (GTD by JPMorgan Chase & Co.):
0.190%, 1–9–13 (A)	1,700	1,700
0.230%, 2–12–13 (A)	2,284	2,284
Coca–Cola Company (The): 0.180%, 1–10–13 (A)	1,200	1,200
0.240%, 3–1–13 (A)	2,000	1,999
0.250%, 4–2–13 (A)	1,250	1,249
Corporacion Andina de Fomento: 0.260%, 2–19–13 (A)	1,600	1,600
0.220%, 3–11–13 (A)	2,000	1,999
0.500%, 4–2–13 (A)	1,750	1,748
0.800%, 5–28–13 (A)	4,825	4,809
John Deere Canada ULC (GTD by Deere & Company),
0.140%, 2–6–13 (A)	3,000	2,999
John Deere Financial Limited (GTD by John Deere Capital Corporation):
0.210%, 2–12–13 (A)	2,300	2,299
0.170%, 2–13–13 (A)	1,300	1,300
Kroger Co. (The), 0.400%, 1–3–13 (A)	950	950
McCormick & Co. Inc., 0.220%, 1–2–13 (A)	363	363
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.180%, 1–15–13 (A)	6,000	6,000
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.),
0.200%, 1–14–13 (A)	1,000	1,000
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.150%, 1–22–13 (A)	1,325	1,325
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A (GTD by U.S. Bank, N.A.),
0.190%, 2–5–13 (A)	2,100	2,100
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia):
0.260%, 1–31–13 (A)	3,459	3,458
0.200%, 2–28–13 (A)	4,000	3,999
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia),
0.260%, 2–15–13 (A)	1,411	1,411
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.200%, 1–31–13 (A)	935	935

Sonoco Products Co., 0.000%, 1–2–13 (A)	950	950
St. Jude Medical, Inc.: 0.200%, 1–4–13 (A)	2,800	2,800
0.200%, 1–16–13 (A)	3,200	3,200
0.190%, 1–18–13 (A)	3,891	3,890
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.180%, 1–8–13 (A)	2,000	2,000
0.190%, 3–5–13 (A)	1,000	1,000
0.250%, 3–5–13 (A)	2,300	2,299
0.190%, 3–19–13 (A)	1,000	999
Toronto-Dominion Holdings USA Inc.: 0.170%, 1–23–13 (A)	4,211	4,210
0.200%, 2–11–13 (A)	1,000	1,000
Unilever Capital Corporation, 0.420%, 1–17–13 (A)	1,600	1,600
Wisconsin Electric Power Co., 0.210%, 1–10–13 (A)	5,049	5,049

Total Commercial Paper – 40.2%		81,973
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.390%, 2–2–13 (B)	1,200	1,200
0.330%, 2–8–13 (B)	4,600	4,600
0.330%, 3–5–13 (B)	4,050	4,050
Banco del Estado de Chile, 0.930%, 3–22–13 (B)	3,000	3,000
Bank of Nova Scotia,
0.570%, 1–22–13 (B)	2,800	2,803
BellSouth Corporation (GTD by AT&T Inc.),
3.980%, 4–26–13 (B)	7,000	7,071
General Electric Capital Corporation: 2.800%, 1–8–13	750	751
5.450%, 1–15–13	1,100	1,102
4.800%, 5–1–13	2,000	2,030
2.100%, 1–7–14	3,000	3,051
General Electric Company, 5.000%, 2–1–13	1,500	1,506
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.610%, 2–26–13 (B)	1,500	1,500
John Deere Capital Corporation,
5.100%, 1–15–13	500	501
Kimberly–Clark Corporation,
4.215%, 12–19–13	3,200	3,322
Novartis Capital Corp. (GTD by Novartis AG),
1.900%, 4–24–13	1,650	1,658
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.210%, 1–3–13 (B)	1,985	1,985
Toyota Motor Credit Corporation, 0.520%, 1–24–13 (B)	1,300	1,300
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 1–3–13 (B)	1,345	1,345
Wachovia Corporation, 5.500%, 5–1–13	3,000	3,050
WMC Finance USA (GTD by BHP Billiton Ltd.),
5.125%, 5–15–13	300	305

Total Notes – 22.7%		46,130

TOTAL CORPORATE OBLIGATIONS – 66.3%		$134,968
(Cost: $134,968)

MUNICIPAL OBLIGATIONS
California – 2.7%
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.090%, 1–2–13 (B)	1,300	1,300
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government), 0.120%, 1–3–13 (B)	3,165	3,165
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.), 0.070%, 1–2–13 (B)	1,000	1,000

		5,465

Colorado – 5.0%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.170%, 1–2–13 (B)	5,415	5,415
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.140%, 1–3–13 (B)	3,970	3,970
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.150%, 1–3–13 (B)	475	475
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.420%, 1–3–13 (B)	250	250

		10,110

Georgia – 1.5%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.160%, 1–2–13 (B)	3,083	3,083

Illinois – 0.7%
IL Fin Auth, Var Rate Demand Rev Bonds (Provena Health), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.130%, 1–2–13 (B)	1,000	1,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.130%, 1–2–13 (B)	310	310

		1,310

Indiana – 2.1%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (GTD by JPMorgan Chase Bank, N.A.),
0.140%, 1–2–13 (B)	4,335	4,335

Louisiana – 1.7%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.110%, 1–2–13 (B)	2,411	2,411

Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.120%, 1–2–13 (B)	1,000	1,000

		3,411

Maryland – 0.9%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.180%, 1–2–13 (B)	1,915	1,915

Minnesota – 0.3%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A,
0.140%, 1–2–13 (B)	690	690

Mississippi – 3.9%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 1–3–13 (B)	4,925	4,925
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.100%, 1–2–13 (B)	1,700	1,700
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.100%, 1–2–13 (B)	1,400	1,400

		8,025

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.240%, 1–2–13 (B)	950	950

New York – 1.0%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation),
0.140%, 1–2–13 (B)	2,000	2,000

Texas – 5.9%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.130%, 1–3–13 (B)	6,760	6,760
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.110%, 1–2–13 (B)	2,925	2,925
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.110%, 1–2–13 (B)	2,300	2,300

		11,985

Wisconsin – 2.0%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.260%, 1–3–13 (B)	2,280	2,280

WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.),
0.130%, 1–2–13 (B)	770	770
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.),
0.120%, 1–2–13 (B)	1,100	1,100

		4,150

Wyoming – 3.8%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.100%, 1–2–13 (B)	7,783	7,783

TOTAL MUNICIPAL OBLIGATIONS – 32.0%		$65,212
(Cost: $65,212)
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government): 0.170%, 1–2–13 (B)	1,579	1,579
0.170%, 1–2–13 (B)	667	667
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.560%, 1–15–13 (B)	1,014	1,013

Total United States Government Agency Obligations – 1.6%		3,259

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 1.6%		$3,259
(Cost: $3,259)

TOTAL INVESTMENT SECURITIES – 99.9%		$203,439
(Cost: $203,439)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		272

NET ASSETS – 100.0%		$203,711

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2012.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets or the next demand date.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$134,968	$—
Municipal Obligations	—	65,212	—
United States Government Agency Obligations	—	3,259	—
Total	$—	$203,439	$—

There were no reoccurring transfers between any levels during the period ended December 31, 2012.

The following acronym is used throughout this schedule:

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$203,439
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.4%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	$500	$606
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Children’s Hosp, Ser 2009,
6.000%, 6–1–39	750	875
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	827

		2,308

Arizona – 1.5%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	1,000	1,164
Bullhead City, AZ, Bullhead Prkwy Impvt Dist, Impvt Bonds,
6.100%, 1–1–13	175	175
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	626
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	579

		2,544

California – 11.5%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, 2008 Ser D-1 Index Rate Bonds,
1.006%, 4–1–45 (A)	1,000	1,001
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.200%, 4–1–45 (A)	1,500	1,499
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	750	865
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	497
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	415	471
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	525
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011,
5.000%, 5–15–21	1,195	1,375
CA Various Purp GO Bonds:
5.000%, 2–1–22	495	518
5.250%, 9–1–26	1,500	1,795
5.250%, 10–1–29	500	583
6.500%, 4–1–33	1,000	1,247
6.000%, 11–1–39	500	600

Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	565
Contra Costa Trans Auth, Sales Tax Rev Bonds (LtdTax Bonds), Ltd Tax Rfdg Bonds, Ser 2012A,
0.510%, 3–1–34 (A)	1,000	1,000
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003B,
5.000%, 6–1–43	1,000	1,020
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1,
6.750%, 6–1–39	200	205
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	568
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	286
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	283
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	616
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010 E,
6.000%, 10–1–25	445	493
Riverside Cmnty College Dist, Riverside Cnty, CA,Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC),
5.500%, 8–1–29	200	217
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	597
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	599
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	588
5.000%, 12–1–24	500	579
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (B)	150	63
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	350

		19,005

Colorado – 3.2%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	588
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	591
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	475	514
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds,Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	365	379
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A-2,
6.500%, 8–1–31	240	242
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12–1–40	500	548

Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	647
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	538
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	322
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	914

		5,283

Connecticut – 0.9%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	434
CT GO Bonds, Series D,
1.020%, 9–15–19 (A)	1,000	1,005

		1,439

District Of Columbia – 1.6%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
5.000%, 6–1–19	1,000	1,196
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	750	873
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	500	497

		2,566

Florida – 6.8%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	618
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	559
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1,
1.350%, 6–1–15 (A)	1,000	1,008
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	400	463
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	687
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	853
Jacksonville, FL Better Jacksonville Sales Tax Rev Bonds, Ser 2003 (Insured by NPFGC),
5.250%, 10–1–19	250	259
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	574
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	385	443
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	591
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	500	615
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	500	622

Miami-Dade Cnty, FL, Water and Sewer Sys Rev RfdgBonds, Ser 2008C (Insured by BHAC),
5.000%, 10–1–17	500	591
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	644
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012,
5.250%, 10–1–30	750	838
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	591
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	559
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011,
5.250%, 10–15–22	500	586

		11,101

Georgia – 0.8%
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	500	571
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A,
6.250%, 7–1–31	130	74
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	609

		1,254

Hawaii – 0.7%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,187

Illinois – 2.7%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	200	197
5.700%, 5–1–36	250	252
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	594
Chicago GO Bonds, Proj and Rfdg, Ser 2004A (Insured by AGM):
5.250%, 1–1–14	175	184
5.250%, 1–1–21	75	78
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1–1–35	200	223
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	570
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	614
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	395	445
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	1,250	1,343

		4,500

Indiana – 1.3%
East Chicago Elem Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A,
5.500%, 1–15–16	155	156
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	500	520
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C,
5.000%, 7–1–17	500	585

IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007,
5.500%, 3–1–37	250	271
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM):
5.250%, 1–15–18	130	158
5.250%, 1–15–32	370	406

		2,096

Iowa – 0.7%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,092

Kansas – 1.2%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	607
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2 (Insured by GNMA/FNMA),
5.650%, 6–1–35	90	95
Shawnee Cnty, KS Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,204

		1,906

Kentucky – 1.8%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	622
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	582
6.500%, 3–1–45	675	804
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	548
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7–1–16	330	379

		2,935

Louisiana – 3.0%
LA Citizens Prop Ins Corp, Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	573
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	750	860
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	500	598
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM),
5.000%, 12–1–26	1,500	1,745
Rgnl Transit Auth, New Orleans, LA, Sales Tax RevBonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,189

		4,965

Maryland – 1.9%
Mayor and City Council of Baltimore, GO Bonds, Consolidated Pub Impvt Bonds, Ser 2003B (Insured by AGM),
0.228%, 10–15–22 (A)	1,550	1,449
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	613

MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.970%, 5–15–38 (A)	1,000	1,005

		3,067

Massachusetts – 1.0%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	500	572
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	390	454
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E,
5.000%, 7–1–15	500	546

		1,572

Michigan – 2.6%
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A,
5.750%, 7–1–37	500	562
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5–15–26	500	553
MI Fin Auth Rev Bonds (Detroit Sch Dist), Ser 2011,
5.500%, 6–1–21	1,000	1,179
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	750	857
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC),
0.000%, 10–15–22 (B)	1,000	683
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	361

		4,195

Minnesota – 0.4%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	500	588

Mississippi – 0.5%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	854

Missouri – 3.6%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	200	201
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	146
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	750	833
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	834
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	200	203
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A,
5.250%, 6–1–14	65	69
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A,
6.625%, 4–1–14	580	625

Platte Cnty R–III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	376
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	500	541
St. Louis Cnty, MO Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9–1–32	1,120	1,201
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (C)	500	30
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	250	266
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	109
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	520

		5,954

Nevada – 0.8%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	572
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	86
6.250%, 12–1–17	270	320
6.500%, 12–1–18	290	355

		1,333

New Hampshire – 0.9%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	150	170
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	500	621
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A, 6.125%, 7–1–32	245	248
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008, 6.000%, 7–1–38	400	428

		1,467

New Jersey – 5.7%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC), 5.250%, 1–1–19	640	687
Newark, NJ, Tax Appeal Rfdg Notes, Ser 2012E, 2.000%, 12–11–13	1,477	1,486
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	850	965
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O, 5.125%, 3–1–30	250	266
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012 H, 1.030%, 2–1–17 (A)	2,000	2,005
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	500	597

NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.000%, 12–1–19	500	570
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7–1–37	500	564
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	558
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	500	635
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2, 5.000%, 12–15–16	500	577
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	435	538

		9,448

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC), 6.000%, 1–1–37	60	65
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds,Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	110	113

		178

New York – 2.1%
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp Proj), Ser 1985 A (Insured by AMBAC), 0.519%, 12–1–23 (A)	1,380	1,333
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	332
0.000%, 3–1–26 (B)	500	316
0.000%, 3–1–27 (B)	500	301
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	500	587
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	95	95
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	475	476

		3,440

North Carolina – 1.0%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.000%, 1–1–19	250	284
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	500	542
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1–1–37 (B)	500	174
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	500	581

		1,581

Ohio – 0.9%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	500	572

OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	481
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund), (Midwest Terminals Proj) Ser 2007C,
6.000%, 11–15–27	435	451

		1,504

Oklahoma – 1.0%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	335	365
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
5.000%, 6–1–18	905	1,089
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985,
6.600%, 7–1–14	125	132

		1,586

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	276

Pennsylvania – 3.8%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	283
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (AsburyPA Oblig Group), Ser 2012,
3.000%, 1–1–17	895	891
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	600	679
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	553
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	500	589
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	750	840
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	1,500	1,489
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	400	466
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	445	502

		6,292

Puerto Rico – 3.9%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	500	527
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A,
5.500%, 7–1–39	1,250	1,244
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–44	700	701
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien),
6.000%, 7–1–38	500	502
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	750	773

PR Elec Power Auth, Power Rev Bonds, Ser ZZ,
5.250%, 7–1–24	1,000	1,032
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD,
5.000%, 7–1–21	1,000	1,038
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8–1–31	250	253
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (B)	500	419

		6,489

Rhode Island – 0.5%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	600	668
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A,
6.250%, 12–1–27	185	213

		881

Tennessee – 0.4%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	586

Texas – 9.8%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	354
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	250	280
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	429
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	657
Clifton Higher Edu Fin Corp, Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	553
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C,
5.000%, 3–1–17	500	582
Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	226
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	500	518
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	1,000	1,250
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	563
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.700%, 5–15–34 (A)	500	506
Howard Cnty, TX GO Bonds, Ser 2008,
4.650%, 2–15–24	505	542
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	605
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	500	550

Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
5.625%, 12–1–17	505	543
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008A,
6.000%, 1–1–25	500	589
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	1,000	487
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	592
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	500	532
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	262
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	388
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	1,000	1,104
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	599
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	950
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B,
1.250%, 8-15–42	2,500	2,505

		16,166

Utah – 0.4%
Midvale, UT Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	200
2.000%, 10–15–17	465	475

		675

Vermont – 0.0%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM),
5.500%, 11–1–37	55	58

Virgin Islands – 1.0%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	551
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	1,098

		1,649

Virginia – 0.9%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	616
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
5.500%, 7–1–20	475	514
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	299

		1,429

Washington – 1.2%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	750	853
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A,
6.500%, 11–15–14	500	557
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	500	531

		1,941

West Virginia – 0.5%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.500%, 10–1–31	300	347
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	553

		900

Wisconsin – 1.1%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,177
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	588

		1,765

Wyoming – 0.5%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6–1–34	300	303
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	585

		888

TOTAL MUNICIPAL BONDS – 85.8%		$140,943
(Cost: $127,907)

SHORT-TERM SECURITIES
Master Note – 0.2%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (D)	317	317

Municipal Obligations – 13.5%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997,
0.160%, 1–2–13 (D)	2,000	2,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.070%, 1–2–13 (D)	2,500	2,500
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.),
0.120%, 1–3–13 (D)	3,950	3,950
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.070%, 1–2–13 (D)	4,900	4,900
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.),
0.130%, 1–3–13 (D)	518	518
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.100%, 1–2–13 (D)	8,288	8,288

		22,156

TOTAL SHORT-TERM SECURITIES – 13.7%	$22,473
(Cost: $22,473)

TOTAL INVESTMENT SECURITIES – 99.5%	$163,416
(Cost: $150,380)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%	948

NET ASSETS – 100.0%	$164,364

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$138,161	$2,782
Short-Term Securities	—	22,473	—
Total	$—	$160,634	$2,782

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-12	$175
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	64
Purchases	2,718
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(175)
Ending Balance 12-31-12	$2,782
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-12	$64

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers into Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no transfers between Levels 1 and 2 during the period ended December 31, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12-31-12	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$2,782	Third-party vendor pricing service	Vendor quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$150,380
Gross unrealized appreciation	13,814
Gross unrealized depreciation	(778)
Net unrealized appreciation	$13,036

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.1%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
5.000%, 6–1–21	$1,000	$1,210
Fairfield, AL GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	9,087
Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds (Intl Paper Co Proj), Ser 2011A,
5.375%, 12–1–35	5,750	6,342

		16,639

Arizona – 3.1%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.016%, 1–1–37 (A)	30,000	26,039
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008:
7.500%, 5–1–19	1,825	2,215
8.000%, 5–1–25	7,500	9,241
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,315	1,338
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,628
6.250%, 12–1–42	2,150	2,336
6.250%, 12–1–46	1,000	1,083
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	500	507
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	3,500	4,109

		49,496

Arkansas – 0.0%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6–1–40	500	571

California – 10.5%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	4,410
Anaheim Cmnty Facs Dist No. 08-1 (Platinum Triangle), Spl Tax Bonds, Ser 2010,
6.250%, 9–1–40	5,275	5,442
Arpt Comsn of San Francisco, San Francisco Intl Arpt, Second Ser Rev Rfdg Bonds, Ser 2012A:
5.000%, 5–1–28	2,500	2,968
5.000%, 5–1–29	1,750	2,070
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2001 A,
0.000%, 4–1–36 (A)	20,000	20,004
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	1,085	1,156
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,150	1,072

CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,798
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	400	463
CA Statewide Cmnty Dev Auth Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
6.625%, 11–15–24	2,490	2,850
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser 2008 A:
7.250%, 10–1–32	3,400	3,423
7.250%, 10–1–38	5,000	5,033
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	7,375	7,596
6.350%, 7–1–46	250	261
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	2,000	2,299
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.250%, 11–15–41	6,000	6,861
CA Various Purp GO Bonds:
6.000%, 4–1–35	500	596
6.000%, 4–1–38	5,225	6,198
6.000%, 11–1–39	4,445	5,338
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	1,500	1,706
Cmnty Redev Agy of Hawthorne, Cmnty Fac Dist No. 1999–1 (Gateway Ctr), 2010 Spl Tax Rfdg Bonds,
6.125%, 10–1–25	2,200	2,280
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	1,000	865
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp), Ser 2007,
4.625%, 6–1–21	4,880	4,601
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010:
5.750%, 9–1–29	225	243
5.750%, 9–1–31	365	393
6.000%, 9–1–39	1,000	1,080
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–39	4,935	5,580
6.000%, 11–1–41	3,000	3,238
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,705	3,042
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–29	75	87
7.000%, 10–1–32	510	600
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	115

San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
7.000%, 12–1–26	5,000	6,107
8.000%, 12–1–26	1,400	1,819
8.000%, 12–1–31	9,400	12,050
7.500%, 12–1–41	5,700	7,034
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2010A,
5.000%, 7–1–21	2,000	2,425
San Jose, CA Arpt Rev Bonds, Ser 2011A–1,
5.250%, 3–1–34	2,500	2,817
San Mateo Cmnty Fac Dist No. 2008–1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	8,000	8,767
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A,
1.680%, 11–1–38 (A)	7,000	5,398
State Pub Works Board of CA, Lease Rev Bonds (Var Cap Proj), 2012 Ser G,
5.000%, 11–1–37	8,000	8,805
Tob Securitization Auth of Southn CA, Tob Stlmt Asset–Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A,
4.750%, 6–1–25	7,630	7,644

		166,534

Colorado – 3.7%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	9,005	9,558
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,433
Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003,
6.000%, 12–1–33	1,160	1,094
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	101
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	267
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	1,082
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32	2,610	2,796
7.125%, 6–1–47	3,000	3,253
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	1,460	1,513
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A:
7.250%, 1–1–14	100	108
9.000%, 1–1–14	30	33
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,404
Denver Hlth and Hosp Auth, Hlthcare Rev Bonds, Ser 2009A,
6.250%, 12–1–33	740	844
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	4,345	4,853
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	3,731
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–27	4,660	4,688

Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010:
6.500%, 1–15–30	3,000	3,653
6.000%, 1–15–41	2,990	3,489
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	4,269	4,295
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,774	3,697
Tallyn’s Reach Metro Dist No. 3 (Aurora, CO), GO Bonds, Ser 2004,
6.625%, 12–1–13	500	529
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	2,524	2,586

		59,007

Connecticut – 0.7%
CT GO Bonds, Series D:
0.870%, 9–15–18 (A)	2,000	2,009
1.020%, 9–15–19 (A)	2,000	2,011
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1–1–14	75	75
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,286
Stamford, CT Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A,
7.000%, 4–1–41	5,000	5,358

		11,739

Delaware – 0.8%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010,
5.375%, 10–1–45	7,000	7,577
Sussex Cnty, DE, Recovery Zone Fac Bonds (Indian River Power LLC Proj), Ser 2010,
6.000%, 10–1–40	4,500	5,081

		12,658

District Of Columbia – 0.1%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (B)	1,000	881

Florida – 4.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	710	789
6.750%, 11–1–39	1,490	1,665
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	5,685	6,422
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A–1,
1.350%, 6–1–15 (A)	20,000	20,145
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–30	5,000	5,507
6.000%, 9–15–40	2,000	2,172
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012A,
6.125%, 6–15–43	5,500	5,429
FL Dev Fin Corp, Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B,
7.500%, 6–15–18	1,800	1,792
FL Hurricane Catastrophe Fund Fin Corp, Rev Bonds, Ser 2010A,
5.000%, 7–1–15	1,000	1,104

Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	350	497
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at HealthPark FL, Inc. Proj), Ser2012,
6.500%, 10–1–47	6,000	6,382
Miami–Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–25	1,000	1,168
Mid–Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A:
7.250%, 10–1–34	5,200	6,698
7.250%, 10–1–40	4,800	6,144
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
6.000%, 8–1–45	4,220	4,751

		70,665

Georgia – 0.8%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,500	2,935
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A,
6.500%, 7–1–41	3,400	1,938
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6–1–29	4,700	5,921
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	250	258
7.400%, 1–1–34	815	836

		11,888

Guam – 0.8%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU,
6.625%, 12–1–30	1,400	1,535
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A,
6.875%, 12–1–40	3,500	3,864
Govt of GU, GO Bonds, Ser 2009A:
5.750%, 11–15–14	65	68
7.000%, 11–15–39	7,000	7,898

		13,365

Hawaii – 0.6%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	1,450	1,751
9.000%, 11–15–44	4,200	5,074
Kaua’I Cmnty Fac Dist No. 2008–1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,079

		8,904

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,078
6.250%, 7–1–45	550	589

		1,667

Illinois – 8.7%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	1,275	1,259
5.700%, 5–1–36	4,160	4,191
Cert of Part, Metra Market of Chicago, L.L.C. Redev Proj, Ser A,
6.870%, 2–15–24	1,500	1,581

Chicago Midway Arpt, Second Lien Rev Bonds, Ser 2010B,
5.000%, 1–1–34	1,500	1,605
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,179
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010,
6.125%, 12–1–18	2,500	2,677
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	11,000	11,681
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	405	439
IL Fin Auth, Rev Bonds (Greenfields of Geneva Proj), Ser 2010C–3,
6.250%, 2–15–16	1,995	1,996
IL Fin Auth Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	4,500	4,592
IL Fin Auth, Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	9,000	9,557
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–44	10,000	11,370
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A,
8.000%, 5–15–40	15,000	17,920
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj),Ser 2010A,
8.000%, 5–15–46	5,000	5,973
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010D–3,
6.000%, 5–15–17	3,625	3,629
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	11,985	14,317
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,040
5.875%, 2–15–38	2,450	2,521
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	540
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,600
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville–Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,332
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–18	1,805	2,302
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	575	626
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	6,000	6,142
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,194
7.375%, 11–15–45	1,500	1,636
Upper IL River Vly Dev Auth Multi–Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,935	5,054
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,525	1,518

Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29(B)	1,840	1,442
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	10,255	11,471

		137,384

Indiana – 2.4%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,550	1,725
7.000%, 11–15–32	2,000	2,160
7.125%, 11–15–42	7,500	8,098
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	10	10
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	220	232
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	1,075	1,321
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp Proj), Ser 2012A, 5.000%, 6–1–39	7,000	7,244
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	3,170	3,638
Rockport, IN, Pollutn Ctrl Rev Rfdg Bonds (IN MI Power Co Proj), Ser 2009A, 6.250%, 6–1–25	1,000	1,065
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	4,000	4,040
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	1,880	2,072
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006, 5.350%, 1–15–27	4,005	4,047
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	1,400	1,515

		37,167

Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	3,000	3,184

Kansas – 0.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	607
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
6.000%, 9–1–30(A)	1,000	1,021
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,144
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	500	352
5.500%, 9–1–26	500	326
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	5,000	5,145
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21(B)	1,050	684

		12,279

Kentucky – 1.5%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	14,232
6.500%, 3–1–45	6,000	7,147
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,249

		23,628

Louisiana – 0.6%
LA Local Govt Envirnmt, Fac and Comm Dev Auth, Rev Bonds (Westlake Chemical Corp Projs) (Ike Zone), Ser 2010A-2,
6.500%, 11–1–35	7,475	8,720
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	745	841

		9,561

Maine – 0.0%
Portland, ME, Gen Arpt Rev Bonds, Ser 2010,
5.000%, 1–1–30	500	564

Maryland – 0.3%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	570
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	4,350	4,851

		5,421

Massachusetts – 1.8%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6–1–44	200	94
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2,
6.250%, 6–1–14	55	28
MA GO Bonds Consolidated Loan of 2000 (Auction Rate Sec), Ser 2000F, (Insured by FGIC),
0.210%, 12–1–30 (A)	10,000	8,700
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines,Inc., Proj), Ser 2001B (Auction Rate Sec) (Insured By AMBAC),
0.424%, 1–1–31 (A)	25,000	19,125

		27,947

Michigan – 6.0%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7–1–27	6,000	7,434
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003 (B),
7.500%, 7–1–33	5,500	6,887
Detroit, MI Water and Sewage Dept, Sewage Disp Sys Rev and Rev Rfdg Sr Lien Bonds, Ser 2012 A,
5.250%, 7–1–39	5,000	5,406
Detroit, MI, GO Bonds, Ser 2004-A(1) (Insured by AMBAC),
5.250%, 4–1–23	1,420	1,219
Econ Dev Corp of Oakland Cnty, Ltd Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	6,425	6,548

Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,600	1,879
7.500%, 7–1–39	2,500	2,945
Flint Hosp Bldg Auth, Rev Rfdg Bonds (Hurley Med Ctr), Ser 2003,
6.000%, 7–1–20	4,115	4,166
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A:
6.000%, 7–1–35	2,785	2,895
6.250%, 7–1–40	15,500	16,131
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,060
7.450%, 10–1–41	2,000	2,123
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,690
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012,
5.000%, 6–1–20	1,425	1,647
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	13,000	14,819
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2001A-1,
8.000%, 10–1–30	2,480	2,784
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A,
6.875%, 6–1–42	5,000	5,185
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V:
8.000%, 9–1–29	55	70
8.250%, 9–1–39	4,750	6,082
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	150	171

		94,141

Minnesota – 0.3%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	4,350	5,317

Missouri – 4.2%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	575	641
Belton, MO Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	2,115	2,143
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	2,610	2,640
6.250%, 3–1–24	1,100	1,107
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	513
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	167
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	221
5.400%, 10–1–26	385	320
5.500%, 10–1–31	425	335
5.550%, 10–1–36	325	244
Hanley/Eager Road Trans Dev Dist, Rfdg Rev Bonds, Ser 2012A,
6.000%, 3–1–42	1,500	1,536

Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,000	1,160
6.500%, 10–1–35	1,000	1,145
Indl Dev Auth of Kansas City, MO, Sales Tax Rev Bonds (Ward Prkwy Ctr Cmnty Impvt Dist Proj), Ser 2011,
6.750%, 10–1–41	2,400	2,519
Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010A,
8.250%, 5–15–45	1,000	1,198
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,360	2,368
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
6.000%, 4–1–18 (C)	1,170	879
7.000%, 4–1–28 (C)	535	379
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	1,000	1,044
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj) Ser 2011,
7.250%, 4–1–30	5,000	5,270
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2007,
5.500%, 10–1–22	205	208
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	5,090	5,508
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	1,310	1,418
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	233
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	8,975	9,451
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	750	241
0.000%, 7–15–37 (B)	1,500	456
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (C)	3,950	3,377
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	104
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	250	209
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,425	1,460
6.500%, 1–1–35	7,000	7,151
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,000	963
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	2,000	120

The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	220	234
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	7,000	7,097
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007, 5.750%, 11–1–27	940	953
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009, 7.500%, 4–1–32	1,150	1,239

		66,251

Nebraska – 1.2%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	14,000	15,189
5.000%, 9–1–42	3,000	3,183

		18,372

Nevada – 0.3%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A:
6.000%, 6–15–15	2,100	2,236
8.000%, 6–15–30	1,500	1,715
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	265	331

		4,282

New Hampshire – 0.3%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	2,300	2,611
Strafford Cnty, NH, GO Rev Anticipation Notes, 2012, 5.000%, 2–19–13	2,700	2,713

		5,324

New Jersey – 1.0%
Newark NJ, Tax Anticipation Notes, Ser 2012A, 2.400%, 2–20–13	4,735	4,737
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,139
5.000%, 6–15–28	1,000	1,133
5.000%, 6–15–29	500	564
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 5.250%, 9–15–29	5,000	5,021
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000, 7.000%, 11–15–30	2,000	2,008
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,091
7.500%, 12–1–32	450	566

		16,259

New York – 5.7%
Battery Park City Auth, Jr Rev Bonds (Auction Rate Sec) Ser 2003C-2 (Insured by AMBAC), 0.422%, 11–1–31 (A)	9,675	8,901
Battery Park City Auth, Jr Rev Bonds (Auction Rate Sec) Ser 2003C-4 (Insured by AMBAC), 0.416%, 11–1–31 (A)	11,700	10,764

Cnty of Rockland, NY, GO Rev Anticipation Notes, Ser 2012 B, 3.750%, 6–28–13	4,000	4,019
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM), 5.000%, 10–1–22	1,000	1,178
Hudson Yards Infra Corp, Hudson Yards Sr Rev Bonds, Ser 2012A, 5.750%, 2–15–47	5,000	5,942
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	6,750	4,468
6.700%, 1–1–43	13,000	8,452
NY Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj) Ser 2004B (Insured by SGI), 0.228%, 5–1–32 (A)	4,525	3,733
NY Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj), Sub Ser 2004B-2 (Insured by SGI), 0.280%, 10–1–35 (A)	7,150	5,792
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp Proj), Ser B (Insured by AMBAC), 0.522%, 12–1–25 (A)	18,180	16,997
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16 (C)	3,825	4,055
7.750%, 8–1–31 (C)	5,295	5,913
Rockland, NY, Rev Anticipation Notes, Ser 2012C, 2.500%, 9–24–13	6,570	6,595
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	310	310
7.250%, 1–1–30	1,940	1,942
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	700	701

		89,762

North Carolina – 1.4%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A, 6.000%, 1–1–39	1,520	1,617
Wake Cnty Indl Fac and Pollutn Ctl Fin Auth, Pollutn Ctl Rev Rfdg Bonds (Carolina Power & Light Co Proj), Ser 1994A (Insured by AMBAC), 0.228%, 5–1–24 (A)	23,800	20,885

		22,502

Ohio – 2.2%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D, 5.250%, 5–15–23	1,230	1,231
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5–15–40	2,600	2,947
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A, 6.500%, 11–15–39	1,225	1,264
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	500	602
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	11,090	13,070

OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj), 6.250%, 9–1–24	945	1,013
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	500	566
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), 6.000%, 12–1–42	3,750	4,080
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B, 5.500%, 5–15–28	865	871
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C, 6.375%, 11–15–32	310	323
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003, 5.375%, 12–1–35	9,000	9,235

		35,202

Oklahoma – 0.6%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005: 6.125%, 11–15–25	2,000	2,066
6.000%, 11–15–38	7,495	7,620

		9,686

Oregon – 1.0%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	1,240	1,598
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012: 6.000%, 5–15–42	2,900	3,131
6.000%, 5–15–47	1,600	1,727
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A: 6.125%, 9–1–30	1,135	1,237
6.375%, 9–1–40	1,750	1,926
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,180	6,190

		15,809

Pennsylvania – 3.3%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	200	247
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010, 6.125%, 1–1–45	5,000	5,489
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	18,500	15,989
Hosp and Higher Edu Fac Auth of Philadelphia, Hosp Rev Bonds (Temple Univ Hlth Sys Oblig Grp), Ser 2012A, 5.625%, 7–1–42	5,500	5,952
PA Econ Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2004A, 4.700%, 11–1–21	675	722
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010, 6.000%, 7–1–43	2,530	2,864
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7–1–21	1,000	1,167

Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010, 6.375%, 11–15–40	1,000	1,087
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011: 7.150%, 12–15–36	6,000	6,829
7.625%, 12–15–41	6,925	8,091
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12–15–41	2,000	2,200
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8–1–40	1,250	1,345
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992, 7.300%, 7–1–12 (C)	70	20

		52,002

Puerto Rico – 2.8%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2011 C, 6.500%, 7–1–40	3,000	3,200
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A: 5.750%, 7–1–28	3,000	3,140
5.500%, 7–1–39	5,000	4,975
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–47	5,000	5,009
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX: 5.750%, 7–1–36	2,415	2,488
5.250%, 7–1–40	5,270	5,229
PR Elec Power Auth, Power Rev Bonds, Ser 2012A, 5.000%, 7–1–42	5,000	4,760
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B: 6.000%, 8–1–25	3,900	4,208
6.000%, 8–1–26	1,000	1,076
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	8,000	8,811
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C, 6.500%, 8–1–35	1,000	1,130

		44,026

Rhode Island – 0.4%
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2002A, 6.250%, 6–1–42	6,390	6,476

South Carolina – 0.3%
Piedmont Muni Power Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1–1–34	1,550	1,850
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A: 6.000%, 4–1–30	1,510	1,726
6.500%, 4–1–42	750	858

		4,434

Tennessee – 0.6%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	8,515	9,047
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	500	602

		9,649

Texas – 13.4%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,250	3,641
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	500	657
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010: 0.000%, 1–1–36 (B)	500	145
0.000%, 1–1–40 (B)	500	114
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2011, 6.250%, 1–1–46	3,000	3,558
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Rfdg Bonds, Ser 2012B, 5.000%, 11–1–32	5,000	5,673
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A: 8.625%, 9–1–29	125	135
9.000%, 9–1–38	1,250	1,354
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	500	553
Harris Cnty Indl Dev Corp, Arpt Fac Rev Rfdg Bonds (Continental Airlines, Inc. Proj), Ser 1998, 5.375%, 7–1–19	4,500	4,500
Harris Cnty, TX, Toll Road Sr Lien, Rev Rfdg Bonds (SIFMA Index Bonds), Ser 2012A: 0.730%, 8–15–17 (A)	2,110	2,110
0.880%, 8–15–18 (A)	2,000	2,001
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	250	258
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.875%, 5–15–41	2,800	3,558
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B: 5.000%, 7–1–25	1,000	1,175
5.000%, 7–1–26	2,680	3,131
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,341
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	2,560	3,149
Love Field Arpt Modernization Corp, Spl Fac Rev Bonds (SW Airlines Co. – Love Field Modernization Prog Proj), Ser 2012, 5.000%, 11–1–28	4,000	4,391
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A: 6.500%, 7–1–26	1,500	1,587
6.625%, 7–1–36	7,000	7,340
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007, 5.500%, 2–15–37	6,025	6,281
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	5,000	5,503
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 6.875%, 12–1–24	2,540	2,730

North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9–1–43 (B)	8,500	6,472
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A: 6.250%, 8–15–29	350	395
6.500%, 8–15–39	200	227
Red River Hlth Fac Dev Corp, First Mtg Rev Bonds (Eden Home, Inc. Proj), Ser 2012: 7.000%, 12–15–32	6,200	6,694
7.250%, 12–15–42	3,800	4,104
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A, 7.750%, 6–1–39	155	180
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A: 6.000%, 11–15–26	2,035	2,178
6.000%, 11–15–36	6,615	7,043
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007: 5.500%, 11–15–22	3,000	3,181
5.625%, 11–15–27	250	262
5.750%, 11–15–37	11,840	12,292
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A: 8.000%, 11–15–29	2,500	2,805
8.125%, 11–15–39	5,000	5,603
Travis Cnty Hlth Fac Dev Corp, Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A, 5.100%, 11–15–15	400	420
TX Muni Gas Acquisition and Supply Corp I, Gas Supply Rev Bonds, Ser 2008D, 6.250%, 12–15–26	13,775	17,710
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	3,000	3,210
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	12,975	15,548
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010: 7.500%, 6–30–32	2,000	2,540
7.500%, 6–30–33	2,700	3,419
7.000%, 6–30–40	16,930	20,654
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	10,000	11,874
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	2,000	2,270
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	10,000	10,879
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8–15–34	5,000	5,679

		211,524

Utah – 0.4%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A, 5.300%, 6–1–28	350	390
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7–15–40	2,160	2,320

UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7–15–30	1,015	1,106
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7–15–45	2,100	2,398

		6,214

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.625%, 10–1–29	935	1,096

Virginia – 2.4%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A: 5.150%, 7–1–17	715	694
5.400%, 7–1–27	1,580	1,452
5.500%, 7–1–37	2,600	2,266
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	470	577
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C: 7.250%, 7–1–19	860	974
7.500%, 7–1–29	25	31
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds Ser 2011A, 6.875%, 3–1–36	4,300	4,897
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A, 6.125%, 1–1–35	1,000	1,004
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	455	448
VA Small Business Fin Auth Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7–1–34	3,000	3,083
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012: 6.000%, 1–1–37	12,500	14,153
5.500%, 1–1–42	7,500	8,141

		37,720

Washington – 1.2%
Indl Dev Corp of the Port of Seattle, spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012, 5.000%, 4–1–30	4,000	4,049
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 8–1–33	1,635	1,914
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	2,250	2,614
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2005, 5.375%, 12–1–22	500	539
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007, 5.625%, 12–1–25	500	535
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009: 6.250%, 7–1–24	795	909
7.000%, 7–1–31	1,680	1,972
7.000%, 7–1–39	2,000	2,318

WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	250	304
WA Hsng Fin Comsn, Nonprofit Hsng Rev And Rfdg Rev Bonds (Mirabella Proj), Ser 2012 C, 5.000%, 10–1–17	4,500	4,515

		19,669

West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10–1–37	4,000	4,674

Wisconsin – 0.9%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Oblig Group), Ser 2012B, 5.000%, 7–1–42	2,500	2,545
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A, 6.750%, 8–15–34	1,000	1,028
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A: 6.125%, 6–1–35	1,220	1,395
6.125%, 6–1–39	250	285
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009: 7.250%, 9–15–29	2,180	2,519
7.625%, 9–15–39	5,500	6,411

		14,183

TOTAL MUNICIPAL BONDS – 93.4%		$1,475,723
(Cost: $1,382,322)

SHORT-TERM SECURITIES
Commercial Paper – 1.1%
Campbell Soup Company, 0.230%, 2–4–13 (D)	8,497	8,495
Kellogg Co., 0.220%, 1–4–13 (D)	478	478
McCormick & Co. Inc., 0.230%, 1–11–13 (D)	5,000	5,000
Sonoco Products Co., 0.000%, 1–2–13 (D)	2,934	2,934

		16,907

Municipal Obligations – 5.5%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.070%, 1–2–13 (E)	5,400	5,400
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.), 0.130%, 1–3–13 (E)	3,000	3,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.130%, 1–2–13 (E)	3,000	3,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.), 0.070%, 1–2–13 (E)	7,000	7,000
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.110%, 1–2–13 (E)	7,000	7,000
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.110%, 1–2–13 (E)	13,170	13,170

MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.100%, 1–2–13 (E)	11,479	11,479
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.100%, 1–2–13 (E)	2,000	2,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.100%, 1–2–13 (E)	19,256	19,256
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A, 0.160%, 1–2–13 (E)	4,000	4,000
NYC GO Bonds, Fiscal 2008 Series L-4, 0.100%, 1–2–13 (E)	6,000	6,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.110%, 1–2–13 (E)	1,500	1,500
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004, 0.140%, 1–2–13 (E)	3,870	3,870

		86,675

TOTAL SHORT-TERM SECURITIES – 6.6%		$103,582
(Cost: $103,582)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,579,305
(Cost: $1,485,904)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		373

NET ASSETS – 100.0%		$1,579,678

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$1,380,826	$94,897
Short-Term Securities	—	103,582	—
Total	$—	$1,484,408	$94,897

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-12	$724
Net realized gain (loss)	19
Net unrealized appreciation (depreciation)	1,902
Purchases	93,201
Sales	(225)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(724)
Ending Balance 12-31-12	$94,897
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-12	$1,902

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers into Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no transfers between Levels 1 and 2 during the period ended December 31, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12-31-12	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$94,897	Third-party vendor pricing service	Vendor quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FGIC = Financial Guaranty Insurance Co.

GTD = Guaranteed

SGI = Syncora Guarantee, Inc.

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,485,904
Gross unrealized appreciation	104,554
Gross unrealized depreciation	(11,153)
Net unrealized appreciation	$93,401

SCHEDULE OF INVESTMENTS Ivy Pacific Opportunities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

China – 28.3%
ANTA Sports Products Limited	7,906	$7,114
Bona Film Group Limited, ADR (A)	601	2,872
Brilliance China Automotive Holdings Limited (A)	3,202	4,024
China Communications Construction Company Limited, H Shares	13,764	13,553
China Communications Services Corporation Limited, H Shares	23,364	13,653
China Minsheng Banking Corp., Ltd., H Shares (A)	12,317	14,469
China Mobile Limited (A)	590	6,937
China Pacific Insurance (Group) Co., Ltd.	3,150	11,447
China Petroleum & Chemical Corporation, H Shares	9,488	10,923
China Resources Power Holdings Company Limited	4,418	11,383
China Shanshui Cement Group Limited	11,003	8,234
China Zenix Auto International Limited, ADR	600	1,794
CITIC Securities Company Limited, H Shares (A)	7,823	20,127
CNOOC Limited	3,061	6,743
Industrial and Commercial Bank of China Limited, H Shares (A)	29,069	20,982
Longtop Financial Technologies Limited, ADR (A)	195	—	*
PetroChina Company Limited, H Shares	13,168	18,997
Tencent Holdings Limited	403	13,217
Xueda Education Group, ADR	238	583
YY Inc., ADR (A)	168	2,400
Zoomlion Heavy Industry Science & Technology Development Co., Ltd.	4,728	7,119

		196,571

Hong Kong – 13.0%
AIA Group Limited (A)	4,314	17,109
Cheung Kong (Holdings) Limited	678	10,549
China Modern Dairy Holdings Ltd., H Shares (A)	22,464	6,250
China Overseas Land & Investment Limited	5,322	16,181
Galaxy Entertainment Group Limited, ADR (A)	5,937	23,806
Sun Hung Kai Properties Limited	969	14,700
Tsui Wah Holdings Limited (A)(B)	6,030	1,961

		90,556

India – 10.0%
Bank of Baroda	222	3,542
Coal India Limited	1,426	9,294
Federal Bank Limited (The)	480	4,741
Grasim Industries Limited	169	9,816
Hexaware Technologies Limited	1,764	2,773
Hindalco Industries Limited	2,458	5,942
ICICI Bank Limited	564	11,802
Jaiprakash Associates Limited	2,000	3,615
Lupin Limited	530	5,986
State Bank of India	277	12,229

		69,740

Indonesia – 2.4%
PT Bumi Serpong Damai Tbk	50,975	5,896
PT Indocement Tunggal Prakarsa Tbk.	4,738	11,067

		16,963

Malaysia – 3.5%
Astro Malaysia Holdings Berhad (B)	12,250		12,018
Telekom Malaysia Berhad	6,308		12,459

			24,477

Philippines – 1.5%
GT Capital Holdings Incorporated (B)	451		6,818
Megaworld Corporation	55,451		3,753

			10,571

Singapore – 8.3%
Golden Agri-Resources Ltd.	10,191		5,484
Keppel Corporation Limited	1,621		14,801
Keppel Land Limited	2,298		7,697
SembCorp Industries Ltd	3,447		15,031
StarHub Ltd	4,777		14,963

			57,976

South Korea – 15.1%
Dongbu Insurance Co., Ltd.	70		3,032
GLOVIS Co., Ltd. (A)	50		10,492
Hyundai Mobis (A)	38		10,217
Hyundai Motor Company (A)	63		12,995
LG Chem, Ltd. (A)	57		17,719
Samsung Electronics Co., Ltd.	18		26,366
Shinhan Financial Group Co Ltd (A)	285		10,430
SK Energy Co., Ltd. (A)	86		14,284

			105,535

Taiwan – 8.8%
Delta Electronics, Inc.	1,772		6,531
Hon Hai Precision Ind. Co., Ltd.	2,272		7,033
MediaTek Incorporation	942		10,538
Novatek Microelectronics Corp.	1,895		7,743
Synnex Technology International Corp.	2,940		5,443
Taiwan Mobile Co., Ltd.	3,869		14,298
Taiwan Semiconductor Manufacturing Company Ltd.	1,989		6,653
Uni-President Enterprises Corp.	1,882		3,467

			61,706

Thailand – 6.1%
Bangkok Bank Public Company Limited	1,881		12,907
BEC World Public Company Limited	3,489		8,131
PTT Public Company Limited	1,157		12,643
Thai Union Frozen Products Public Company Limited	3,848		9,080

			42,761

TOTAL COMMON STOCKS – 97.0%			$676,856
(Cost: $575,462)

PURCHASED OPTIONS	Number of Contracts (Unrounded	)
Focus Media Holding Limited, ADR:
Call $25.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	702		65
Call $25.00, Expires 4–22–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	675		105

TOTAL PURCHASED OPTIONS – 0.0%			$170
(Cost: $222)

CORPORATE DEBT SECURITIES	Principal
India – 0.0%
Dr. Reddy’s Laboratories Ltd., 9.250%, 3–24–14 (C)	INR1,480	143

TOTAL CORPORATE DEBT SECURITIES – 0.0%		$143
(Cost: $–)

SHORT-TERM SECURITIES
Commercial Paper – 1.6%
Bank of Nova Scotia, 0.020%, 1–2–13 (D)	$3,544	3,544
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.170%, 1–31–13 (D)	5,000	4,999
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia):
0.260%, 1–31–13 (D)	1,499	1,499
0.200%, 2–28–13 (D)	1,248	1,248

		11,290

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (E)	1,068	1,068

TOTAL SHORT-TERM SECURITIES – 1.8%		$12,358
(Cost: $12,358)

TOTAL INVESTMENT SECURITIES – 98.8%		$689,527
(Cost: $588,042)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		8,429

NET ASSETS – 100.0%		$697,956

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $20,797 or 3.0% of net assets.

(C)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (INR – Indian Rupee).

(D)	Rate shown is the yield to maturity at December 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
UBS AG, London	5,632	China Vanke Company Ltd.	6–19–13	USD LIBOR + 0.700%	$1,079

# The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Baidu.com, Inc., ADR	N/A	Put	348	January 2013	$80.00	$42	$(7)
	N/A	Put	350	June 2013	85.00	237	(184)
Focus Media Holding Limited, ADR	Barclays Bank Plc	Put	702	January 2013	22.00	112	(7)
	Morgan Stanley & Co., Inc.	Put	675	April 2013	22.00	112	(32)
SINA Corporation	N/A	Put	345	January 2013	40.00	34	(9)
	N/A	Put	330	January 2013	42.50	38	(14)
						$575	$(253)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$19,227	$66,287	$—
Consumer Staples	—	24,281	—
Energy	—	72,885	—
Financials	—	208,409	—
Health Care	—	5,986	—
Industrials	—	64,612	—
Information Technology	2,400	86,297	—	*
Materials	—	52,778	—
Telecommunication Services	12,460	49,851	—
Utilities	—	11,383	—
Total Common Stocks	$34,087	$642,769	$—	*
Purchased Options	—	170	—
Corporate Debt Securities	—	143	—
Short-Term Securities	—	12,358	—
Total	$34,087	$655,440	$—	*
Swap Agreements	$—	$1,079	$—
Liabilities
Written Options	$214	$39	$—

During the period ended December 31, 2012, securities totaling $642,769 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$588,042
Gross unrealized appreciation	114,317
Gross unrealized depreciation	(12,832)
Net unrealized appreciation	$101,485

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 2.8%
Liberty Property Trust	85	$3,048
Vornado Realty Trust	134	10,723

		13,771

Hotels, Resorts & Cruise Lines – 0.5%
Starwood Hotels & Resorts Worldwide, Inc. (A)	46	2,621

Industrial REITs – 4.9%
EastGroup Properties, Inc.	51	2,739
ProLogis	575	20,998

		23,737

Mortgage REITs – 0.6%
Colony Financial, Inc.	159	3,104

Office REITs – 15.4%
Alexandria Real Estate Equities, Inc.	61	4,208
BioMed Realty Trust, Inc.	222	4,299
Boston Properties, Inc.	185	19,521
Brandywine Realty Trust	462	5,633
Digital Realty Trust, Inc.	152	10,333
Duke Realty Corporation	517	7,176
Hudson Pacific Properties, Inc.	163	3,433
Kilroy Realty Corporation	169	7,982
Mack-Cali Realty Corporation	132	3,439
SL Green Realty Corp.	124	9,512

		75,536

Real Estate Operating Companies – 0.6%
Forest City Enterprises, Inc., Class A (B)	182	2,946

Residential REITs – 19.2%
American Campus Communities, Inc.	140	6,444
AvalonBay Communities, Inc.	163	22,033
BRE Properties, Inc., Class A	86	4,371
Camden Property Trust	133	9,092
Campus Crest Communities, Inc.	236	2,895
Equity Residential	405	22,969
Essex Property Trust, Inc.	72	10,599
Mid-America Apartment Communities, Inc.	110	7,145
Post Properties	168	8,398

		93,946

Retail REITs – 27.1%
Acadia Realty Trust	198	4,959
Agree Realty Corporation	201	5,392
AmREIT, Inc., Class B	84	1,439
CBL & Associates Properties, Inc.	295	6,260
DDR Corp.	614	9,614
General Growth Properties, Inc. (A)(B)	523	10,386
Kimco Realty Corporation	524	10,120
Kite Realty Group Trust	548	3,063
Macerich Company (The)	200	11,650
Primaris Retail Real Estate Investment Trust (C)	108	2,929
RioCan Real Estate Investment Trust (C)	139	3,854
Simon Property Group, Inc.	311	49,131
Tanger Factory Outlet Centers, Inc.	191	6,532
Taubman Centers, Inc.	45	3,550
Weingarten Realty Investors	124	3,309

		132,188

Specialized REITs – 24.8%
Chesapeake Lodging Trust	80	1,670
CubeSmart	384	5,592
Entertainment Properties Trust (B)	56	2,564
HCP, Inc.	345	15,587
Health Care REIT, Inc.	320	19,594
Hersha Hospitality Trust	164	819
Host Hotels & Resorts, Inc.	578	9,064
LaSalle Hotel Properties	317	8,054
LTC Properties, Inc.	61	2,140
Pebblebrook Hotel Trust	113	2,610
Public Storage, Inc.	178	25,760
Summit Hotel Properties, Inc.	351	3,336
Sunstone Hotel Investors, Inc. (B)	270	2,895
Ventas, Inc.	332	21,480

		121,165

Wireless Telecommunication Service – 1.3%
American Tower Corporation, Class A (B)	63	4,876
Crown Castle International Corp. (B)	20	1,436

		6,312

TOTAL COMMON STOCKS – 97.2%		$475,326
(Cost: $341,749)

PREFERRED STOCKS
Office REITs – 0.7%
Digital Realty Trust, Inc., 7.000%	125	3,342

Specialized REITs – 0.5%
Pebblebrook Hotel Trust, Series B, 8.000%	98	2,547

TOTAL PREFERRED STOCKS – 1.2%		$5,889
(Cost: $5,574)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.6%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.130%, 1–11–13 (D)	$3,000	3,000

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (E)	2,493	2,493

TOTAL SHORT-TERM SECURITIES – 1.1%		$5,493
(Cost: $5,493)

TOTAL INVESTMENT SECURITIES – 99.5%		$486,708
(Cost: $352,816)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,282

NET ASSETS – 100.0%		$488,990

Notes to Schedule of Investments

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at December 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
General Growth Properties, Inc.	N/A	Call	1,744	January 2013	$21.00	$45	$(17)
Starwood Hotels & Resorts Worldwide, Inc.	N/A	Call	419	January 2013	62.50	59	(4)
						$104	$(21)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$475,326	$—	$—
Preferred Stocks	5,889	—	—
Short-Term Securities	—	5,493	—
Total	$481,215	$5,493	$—
Liabilities
Written Options	$17	$4	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$352,816
Gross unrealized appreciation	133,958
Gross unrealized depreciation	(66)
Net unrealized appreciation	$133,892

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.6%
Darling International Inc. (A)	542	$8,689

Application Software – 12.8%
ACI Worldwide, Inc. (A)(B)	1,652	72,159
Aspen Technology, Inc. (A)	4,359	120,483
Nuance Communications, Inc. (A)	350	7,808

		200,450

Biotechnology – 3.6%
Ironwood Pharmaceuticals, Inc., Class A (A)	740	8,207
Isis Pharmaceuticals, Inc. (A)	969	10,140
Vertex Pharmaceuticals Incorporated (A)	901	37,779

		56,126

Computer Hardware – 6.5%
Apple Inc. (A)	168	89,762
Dell Inc.	1,171	11,858

		101,620

Computer Storage & Peripherals – 0.8%
Fusion-io, Inc. (A)	519	11,891

Construction & Engineering – 0.9%
Abengoa, S.A. (C)	341	1,090
Abengoa, S.A. – B Shares (A)(C)	1,365	4,215
Aegion Corporation (A)	383	8,505

		13,810

Consumer Finance – 0.8%
NetSpend Holdings, Inc. (A)	1,040	12,287

Data Processing & Outsourced Services – 10.7%
Alliance Data Systems Corporation (A)	634	91,764
Euronet Worldwide, Inc. (A)	1,658	39,139
VeriFone Holdings, Inc. (A)	733	21,767
WNS (Holdings) Limited, ADR (A)	1,469	15,302

		167,972

Electronic Components – 0.8%
Power-One, Inc. (A)	1,192	4,898
Universal Display Corporation (A)	318	8,150

		13,048

Electronic Manufacturing Services – 0.5%
Plexus Corp. (A)	310	7,998

Fertilizers & Agricultural Chemicals – 1.6%
Monsanto Company	271	25,622

Health Care Equipment – 1.4%
Boston Scientific Corporation (A)	2,572	14,737
Volcano Corporation (A)	302	7,118

		21,855

Health Care Facilities – 3.6%
Tenet Healthcare Corporation (A)	1,751	56,845

Health Care Services – 0.7%
Fleury S.A. (A)(C)	566	6,373
Fleury S.A. (A)(C)(D)	422	4,745

		11,118

Health Care Technology – 2.1%
Cerner Corporation (A)	419	32,547

Industrial Machinery – 5.3%
ESCO Technologies Inc.	1,103	41,248
Pentair, Inc. (A)	861	42,318

		83,566

Integrated Telecommunication Services – 3.4%
CenturyLink, Inc.	585	22,893
China Unicom Limited (C)	12,300	19,999
Windstream Corporation	1,335	11,057

		53,949

Internet Software & Services – 4.5%
21Vianet Group, Inc., ADR (A)	843	8,099
Facebook, Inc., Class A (A)	282	7,502
Google Inc., Class A (A)	77	54,480

		70,081

IT Consulting & Other Services – 3.7%
Acxiom Corporation (A)	2,461	42,976
iGATE Corporation (A)	969	15,286

		58,262

Managed Health Care – 3.8%
Odontoprev S.A. (C)	1,434	7,517
UnitedHealth Group Incorporated	968	52,499

		60,016

Movies & Entertainment – 0.5%
News Corporation Limited, Class A (A)	313	7,991

Oil & Gas Equipment & Services – 0.6%
Forum Energy Technologies, Inc. (A)	350	8,650

Research & Consulting Services – 1.0%
Qualicorp S.A. (A)(C)	363	3,755
Qualicorp S.A. (A)(C)(D)	1,144	11,853

		15,608

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	631	9,093
Photronics, Inc. (A)	1,983	11,821

		20,914

Semiconductors – 16.1%
Cree, Inc. (A)	2,066	70,208
Intel Corporation	808	16,659
Micron Technology, Inc. (A)	9,974	63,336
Samsung Electronics Co., Ltd. (C)	55	78,594
Spansion Inc. (A)	597	8,297
Spreadtrum Communications, Inc., ADR	882	15,523

		252,617

Systems Software – 0.5%
Allot Communications Ltd. (A)	426	7,590

Wireless Telecommunication Service – 4.0%
Softbank Corp. (C)	406	14,884
Sprint Nextel Corporation (A)	8,206	46,528

		61,412

TOTAL COMMON STOCKS – 92.1%		$1,442,534
(Cost: $1,057,893)

CORPORATE DEBT SECURITIES	Principal
Health Care Equipment – 0.5%
Volcano Corporation, Convertible, 1.750%, 12–1–17	$7,242	7,297

Semiconductors – 0.2%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5–15–16 (D)	9,230	3,882

TOTAL CORPORATE DEBT SECURITIES – 0.7%		$11,179
(Cost: $16,437)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.3%
Banco del Estado de Chile, 0.220%, 1–28–13	5,000	5,000

Commercial Paper – 4.6%
Air Products and Chemicals, Inc., 0.150%, 1–9–13 (E)	11,688	11,687
CVS Caremark Corporation, 0.280%, 1–2–13 (E)	15,000	14,999
General Mills, Inc., 0.330%, 1–8–13 (E)	9,000	8,999
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.): 0.390%, 1–9–13 (E)	5,000	5,000
0.360%, 1–10–13 (E)	3,000	3,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.250%, 1–22–13 (E)	3,125	3,125
L’Air Liquide S.A., 0.150%, 1–18–13 (E)	10,000	9,999
McCormick & Co. Inc., 0.220%, 1–2–13 (E)	2,825	2,825
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.150%, 1–22–13 (E)	4,000	4,000
Straight-A Funding, LLC (GTD by Federal FinancingBank): 0.180%, 1–7–13 (E)	6,500	6,500
0.170%, 1–17–13 (E)	1,600	1,600

		71,734

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (F)	4,954	4,954

Municipal Obligations – Taxable – 1.8%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.070%, 1–2–13 (F)	7,100	7,100
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.100%, 1–2–13 (F)	1,570	1,570
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.130%, 1–2–13 (F)	5,000	5,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.100%, 1–2–13 (F)	7,500	7,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.100%, 1–2–13 (F)	1,415	1,415
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.130%, 1–2–13 (F)	916	916
NYC GO Bonds, Fiscal 2008 Series L-4, 0.100%, 1–2–13 (F)	5,000	5,000

		28,501

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corporation (GTD by United States Government), 0.170%, 1–2–13 (F)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 7.1%	$111,189
(Cost: $111,189)

TOTAL INVESTMENT SECURITIES – 99.9%	$1,564,902
(Cost: $1,185,519)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%	1,967

NET ASSETS – 100.0%	$1,566,869

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $20,480 or 1.3% of net assets.

(E)	Rate shown is the yield to maturity at December 31, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	1,209,000	5-13-13	$1,032	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,991	$—	$—
Consumer Staples	8,689	—	—
Energy	8,650	—	—
Financials	12,287	—	—
Health Care	238,507	—	—
Industrials	111,895	1,090	—
Information Technology	833,849	78,592	—
Materials	25,622	—	—
Telecommunication Services	80,479	34,883	—
Total Common Stocks	$1,327,969	$114,565	$—
Corporate Debt Securities	—	11,179	—
Short-Term Securities	—	111,189	—
Total	$1,327,969	$236,933	$—
Forward Foreign Currency Contracts	$—	$1,032	$—

During the period ended December 31, 2012, securities totaling $114,565 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,185,519
Gross unrealized appreciation	428,335
Gross unrealized depreciation	(48,952)
Net unrealized appreciation	$379,383

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.3%
Acquity Group Ltd, ADR (A)	349	$2,687

Air Freight & Logistics – 1.9%
Hub Group, Inc. (A)	426	14,304

Apparel Retail – 1.4%
Zumiez Inc. (A)	535	10,384

Apparel, Accessories & Luxury Goods – 2.0%
Quiksilver, Inc. (A)	687	2,919
Under Armour, Inc., Class A (A)	254	12,333

		15,252

Application Software – 8.6%
ACI Worldwide, Inc. (A)	379	16,557
Qlik Technologies Inc. (A)	371	8,065
SS&C Technologies Holdings, Inc. (A)	329	7,616
Synchronoss Technologies, Inc. (A)	148	3,115
Tyler Technologies, Inc. (A)	109	5,280
Ultimate Software Group, Inc. (The) (A)	269	25,420

		66,053

Asset Management & Custody Banks – 3.7%
Affiliated Managers Group, Inc. (A)	192	24,937
Safeguard Scientifics, Inc. (A)	262	3,857

		28,794

Automotive Retail – 3.0%
Asbury Automotive Group, Inc. (A)	332	10,631
Lithia Motors, Inc.	341	12,752

		23,383

Biotechnology – 2.8%
Cepheid (A)	165	5,590
Incyte Corporation (A)	788	13,086
Ironwood Pharmaceuticals, Inc., Class A (A)	270	2,993

		21,669

Brewers – 1.1%
Boston Beer Company, Inc. (The), Class A (A)	65	8,753

Communications Equipment – 4.8%
Aruba Networks, Inc. (A)	680	14,118
Finisar Corporation (A)	574	9,359
JDS Uniphase Corporation (A)	625	8,468
Procera Networks, Inc. (A)	286	5,302

		37,247

Construction & Farm Machinery & Heavy Trucks – 3.3%
Wabash National Corporation (A)	288	2,579
Westinghouse Air Brake Technologies Corporation	257	22,489

		25,068

Consumer Finance – 2.1%
First Cash Financial Services, Inc. (A)	318	15,766

Data Processing & Outsourced Services – 2.1%
Jack Henry & Associates, Inc.	418	16,391

Distributors – 1.4%
Pool Corporation	249	10,525

Diversified Support Services – 3.0%
Portfolio Recovery Associates, Inc. (A)	213	22,781

Electrical Components & Equipment – 0.9%
II-VI Incorporated (A)	361	6,595

Electronic Equipment & Instruments – 2.3%
OSI Systems, Inc. (A)	272	17,428

Electronic Manufacturing Services – 1.8%
IPG Photonics Corporation	211	14,030

Environmental & Facilities Services – 4.1%
Team, Inc. (A)	384	14,604
Waste Connections, Inc.	526	17,781

		32,385

Fertilizers & Agricultural Chemicals – 0.5%
American Vanguard Corporation	127	3,946

Food Distributors – 1.6%
United Natural Foods, Inc. (A)	221	11,821

Health Care Equipment – 4.8%
DexCom, Inc. (A)	607	8,261
Heartware International, Inc. (A)	83	6,951
Thoratec Corporation (A)	165	6,195
Volcano Corporation (A)	643	15,183

		36,590

Health Care Facilities – 1.4%
Community Health Systems, Inc.	352	10,805

Health Care Supplies – 1.1%
Endologix, Inc. (A)	597	8,501

Human Resource & Employment Services – 1.1%
Kforce Inc.	583	8,347

Internet Software & Services – 1.2%
Demandware, Inc. (A)	184	5,021
ExactTarget, Inc. (A)	215	4,296

		9,317

Leisure Facilities – 2.1%
Vail Resorts, Inc.	302	16,341

Office Services & Supplies – 0.8%
United Stationers Inc.	203	6,291

Oil & Gas Equipment & Services – 1.9%
Dril-Quip, Inc. (A)	143	10,461
Matrix Service Company (A)	374	4,301

		14,762

Oil & Gas Exploration & Production – 4.6%
Bonanza Creek Energy, Inc. (A)	200	5,561
Gulfport Energy Corporation (A)	282	10,767
Laredo Petroleum Holdings, Inc. (A)	365	6,619
Oasis Petroleum LLC (A)	257	8,179
Rosetta Resources Inc. (A)	94	4,277

		35,403

Regional Banks – 8.1%
Bank of the Ozarks, Inc.	376	12,595
Signature Bank (A)	247	17,585
SVB Financial Group (A)	440	24,621
UMB Financial Corporation	167	7,334

		62,135

Restaurants – 2.8%
Panera Bread Company, Class A (A)	138	21,839

Semiconductors – 4.8%
Cavium Inc. (A)	233	7,272
Microsemi Corporation (A)	237	4,986
Power Integrations, Inc.	214	7,203
Semtech Corporation (A)	594	17,196

		36,657

Specialty Stores – 0.8%
Cabela’s Incorporated, Class A (A)	142	5,908

Systems Software – 3.5%
Eloqua, Inc. (A)	74	1,743
MICROS Systems, Inc. (A)	226	9,570
NetSuite Inc. (A)	228	15,326

		26,639

Trading Companies & Distributors – 4.0%
Beacon Roofing Supply, Inc. (A)	247	8,223
Rush Enterprises, Inc. (A)	308	6,375
Watsco, Inc.	213	15,961

		30,559

Trucking – 2.3%
Landstar System, Inc.	340	17,852

TOTAL COMMON STOCKS – 98.0%		$753,208
(Cost: $583,280)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
CVS Caremark Corporation, 0.280%, 1–2–13 (B)	$4,359	4,359
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.150%, 1–22–13 (B)	3,000	3,000

		7,359

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (C)	5,647	5,647

Municipal Obligations – Taxable – 0.1%
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.), 0.070%, 1–2–13 (C)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 1.8%		$14,006
(Cost: $14,006)

TOTAL INVESTMENT SECURITIES – 99.8%		$767,214
(Cost: $597,286)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,210

NET ASSETS – 100.0%		$768,424

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at December 31, 2012.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
JPMorgan	$7,136	Biotech Custom Index	10-1-13	1M LIBOR less 30 bps	$126

# The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$753,208	$—	$—
Short-Term Securities	—	14,006	—
Total	$753,208	$14,006	$—
Swap Agreements	—	$126	—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$597,286
Gross unrealized appreciation	183,372
Gross unrealized depreciation	(13,444)
Net unrealized appreciation	$169,928

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.3%
Triumph Group, Inc.	120	$7,849

Apparel Retail – 0.5%
AnnTaylor Stores Corporation (A)	36	1,211

Apparel, Accessories & Luxury Goods – 3.1%
Hanesbrands Inc. (A)	125	4,485
Jones Apparel Group, Inc.	274	3,029

		7,514

Application Software – 1.3%
Synchronoss Technologies, Inc. (A)	150	3,172

Auto Parts & Equipment – 5.4%
Dana Holding Corporation	390	6,081
Visteon Corporation (A)	125	6,700

		12,781

Broadcasting – 3.5%
Belo Corp., Class A	577	4,423
Entercom Communications Corp. (A)	571	3,988

		8,411

Construction & Farm Machinery & Heavy Trucks – 1.8%
Manitowoc Company, Inc. (The)	277	4,337

Data Processing & Outsourced Services – 1.9%
CoreLogic Inc. (A)	169	4,560

Electric Utilities – 2.2%
Great Plains Energy Incorporated	255	5,181

Forest Products – 0.5%
Louisiana-Pacific Corporation (A)	66	1,265

Gas Utilities – 2.0%
Southwest Gas Corporation	115	4,863

Health Care Facilities – 4.2%
Community Health Systems, Inc.	201	6,185
HealthSouth Corporation (A)	186	3,929

		10,114

Health Care Services – 0.5%
Team Health Holdings, Inc. (A)	44	1,277

Homebuilding – 1.6%
M.D.C. Holdings, Inc.	105	3,849

Metal & Glass Containers – 1.0%
Owens-Illinois, Inc. (A)	116	2,467

Movies & Entertainment – 2.8%
Cinemark Holdings, Inc.	261	6,786

Office REITs – 2.4%
Lexington Corporation Properties Trust	544	5,680

Oil & Gas Equipment & Services – 5.8%
GulfMark Offshore, Inc.	181	6,246
McDermott International, Inc. (A)	708	7,807

		14,053

Oil & Gas Exploration & Production – 4.9%
EV Energy Partners, L.P.	46	2,624
LinnCo LLC	133	4,792
Oasis Petroleum LLC (A)	68	2,156
Petroleum Development Corporation (A)	66	2,192

		11,764

Oil & Gas Refining & Marketing – 0.3%
Marathon Petroleum Corporation (A)	23	714

Oil & Gas Storage & Transportation – 2.5%
Atlas Pipeline Partners, L.P.	82	2,590
EQT Midstream Partners, LP	58	1,800
MarkWest Energy Partners, L.P.	34	1,734

		6,124

Paper Packaging – 2.1%
Boise Inc.	631	5,019

Personal Products – 0.7%
Inter Parfums, Inc.	91	1,775

Property & Casualty Insurance – 2.2%
Argo Group International Holdings, Ltd.	155	5,206

Publishing – 3.2%
E. W. Scripps Company (The) (A)	373	4,035
Valassis Communications, Inc.	141	3,630

		7,665

Regional Banks – 8.0%
Bank of Marin Bancorp	64	2,400
First Horizon National Corporation	641	6,352
First Niagara Financial Group, Inc.	564	4,473
Wintrust Financial Corporation	48	1,754
Zions Bancorporation	199	4,263

		19,242

Reinsurance – 4.2%
Endurance Specialty Holdings Ltd.	134	5,318
Reinsurance Group of America, Incorporated	92	4,924

		10,242

Restaurants – 0.7%
Bloomin’ Brands, Inc. (A)	110	1,713

Semiconductor Equipment – 2.3%
Teradyne, Inc. (A)	323	5,449

Semiconductors – 3.6%
Freescale Semiconductor, Inc. (A)	413	4,545
Spansion Inc. (A)	290	4,038

		8,583

Specialized REITs – 1.8%
Strategic Hotels & Resorts, Inc. (A)	690	4,418

Specialty Chemicals – 4.8%
Ashland Inc.	66	5,292
Cytec Industries Inc.	54	3,696
RPM International Inc.	88	2,578

		11,566

Technology Distributors – 1.2%
Insight Enterprises, Inc. (A)	173	3,007

Thrifts & Mortgage Finance – 1.8%
Capitol Federal Financial	380	4,442

Trucking – 1.8%
Marten Transport, Ltd.	178	3,269
Werner Enterprises, Inc.	54	1,175

		4,444

TOTAL COMMON STOCKS – 89.9%		$216,743
(Cost: $184,316)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.5%
THL Credit, Inc.	245	3,624

TOTAL INVESTMENT FUNDS – 1.5%		$3,624
(Cost: $3,150)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.4%
Kellogg Co., 0.220%, 1–4–13 (B)	$3,528	3,528

Master Note – 1.8%
Toyota Motor Credit Corporation, 0.142%, 6–28–13 (C)	4,362	4,362

Municipal Obligations – Taxable – 5.4%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.110%, 1–2–13 (C)	3,100	3,100
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.100%, 1–2–13 (C)	9,783	9,783

		12,883

TOTAL SHORT-TERM SECURITIES – 8.6%		$20,773
(Cost: $20,773)

TOTAL INVESTMENT SECURITIES – 100.0%		$241,140
(Cost: $208,239)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		42

NET ASSETS – 100.0%		$241,182

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$216,743	$—	$—
Investment Funds	3,624	—	—
Short-Term Securities	—	20,773	—
Total	$220,367	$20,773	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$208,239
Gross unrealized appreciation	37,159
Gross unrealized depreciation	(4,258)
Net unrealized appreciation	$32,901

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.5%
Boeing Company (The)	4	$335
Precision Castparts Corp.	2	467

		802

Apparel, Accessories & Luxury Goods – 1.2%
Under Armour, Inc., Class A (A)	5	263

Application Software – 1.9%
Intuit Inc.	7	437

Asset Management & Custody Banks – 2.0%
T. Rowe Price Group, Inc.	7	456

Auto Parts & Equipment – 1.3%
BorgWarner Inc. (A)	4	305

Automotive Retail – 1.3%
AutoZone, Inc. (A)	1	294

Biotechnology – 2.1%
Gilead Sciences, Inc. (A)	7	492

Brewers – 1.0%
Anheuser-Busch InBev S.A., ADR (A)	3	220

Broadcasting – 4.0%
CBS Corporation, Class B	16	600
Discovery Holding Company, Class A (A)	5	309

		909

Casinos & Gaming – 3.5%
Las Vegas Sands, Inc.	13	594
Wynn Resorts, Limited	2	209

		803

Communications Equipment – 1.9%
QUALCOMM Incorporated	7	434

Computer Hardware – 7.1%
Apple Inc. (A)	3	1,614

Consumer Finance – 1.7%
American Express Company	7	390

Data Processing & Outsourced Services – 7.0%
MasterCard Incorporated, Class A	2	894
Visa Inc., Class A	5	709

		1,603

Distillers & Vintners – 1.0%
Beam Inc.	4	236

Diversified Chemicals – 1.5%
PPG Industries, Inc.	3	352

Fertilizers & Agricultural Chemicals – 3.1%
Monsanto Company	7	706

Footwear – 2.3%
NIKE, Inc., Class B	10	514

Hotels, Resorts & Cruise Lines – 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	5	271

Household Products – 1.0%
Colgate-Palmolive Company	2	232

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	3	302

Industrial Machinery – 3.7%
Pall Corporation	8	481
Pentair, Inc. (A)	8	373

		854

Internet Retail – 2.1%
Amazon.com, Inc. (A)	2	477

Internet Software & Services – 3.3%
Facebook, Inc., Class A (A)	7	180
Google Inc., Class A (A)	1	567

		747

IT Consulting & Other Services – 3.0%
Cognizant Technology Solutions Corporation, Class A (A)	9	673

Managed Health Care – 1.6%
UnitedHealth Group Incorporated	7	364

Movies & Entertainment – 1.6%
Walt Disney Company (The)	7	365

Oil & Gas Equipment & Services – 7.1%
Core Laboratories N.V.	3	339
Halliburton Company	8	280
National Oilwell Varco, Inc.	7	445
Schlumberger Limited	8	562

		1,626

Packaged Foods & Meats – 1.6%
Mead Johnson Nutrition Company	6	369

Personal Products – 1.6%
Estee Lauder Companies, Inc. (The), Class A	6	359

Pharmaceuticals – 1.4%
Allergan, Inc.	3	313

Railroads – 3.1%
Kansas City Southern	5	426
Union Pacific Corporation	2	273

		699

Restaurants – 2.5%
Starbucks Corporation	7	367
YUM! Brands, Inc.	3	208

		575

Semiconductor Equipment – 1.5%
ASML Holding N.V., NY Registry Shares (A)	2	110
Lam Research Corporation (A)	6	223

		333

Semiconductors – 1.4%
Altera Corporation	10	329

Specialty Chemicals – 1.3%
Sherwin-Williams Company (The)	2	289

Systems Software – 2.4%
Oracle Corporation	11	378
VMware, Inc., Class A (A)	2	162

		540

Tobacco – 2.6%
Philip Morris International Inc.	7	576

Wireless Telecommunication Service – 2.5%
Crown Castle International Corp. (A)	4	284
SBA Communications Corporation (A)	4	284

		568

TOTAL COMMON STOCKS – 95.2%		$21,691
(Cost: $18,216)

SHORT-TERM SECURITIES	Principal
Master Note – 4.5%
Toyota Motor Credit Corporation, 0.142%, 6-28-13 (B)	$1,036	1,036

TOTAL SHORT-TERM SECURITIES – 4.5%		$1,036
(Cost: $1,036)

TOTAL INVESTMENT SECURITIES – 99.7%		$22,727
(Cost: $19,252)

CASH AND OTHER ASSETS, NET OF LIABILITIES –0.3%		61

NET ASSETS – 100.0%		$22,788

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$21,691	$—	$—
Short-Term Securities	—	1,036	—
Total	$21,691	$1,036	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$19,252
Gross unrealized appreciation	3,674
Gross unrealized depreciation	(199)
Net unrealized appreciation	$3,475

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Biotechnology – 2.0%
Amgen Inc.	30	$2,564

Cable & Satellite – 3.0%
Time Warner Cable Inc.	40	3,917

Computer Storage & Peripherals – 0.5%
EMC Corporation (A)	27	676

Consumer Finance – 3.8%
Capital One Financial Corporation	84	4,855

Department Stores – 1.7%
Macy’s Inc.	55	2,134

Diversified Chemicals – 1.3%
Dow Chemical Company (The)	53	1,697

Drug Retail – 2.7%
CVS Corporation	71	3,433

Fertilizers & Agricultural Chemicals – 1.6%
Mosaic Company (A)	35	1,982

General Merchandise Stores – 2.3%
Target Corporation	50	2,970

Health Care Distributors – 2.0%
McKesson Corporation	26	2,502

Health Care Facilities – 2.2%
HCA Holdings, Inc.	94	2,848

Home Improvement Retail – 1.9%
Lowe’s Companies, Inc.	68	2,412

Industrial Machinery – 2.1%
Parker Hannifin Corporation	31	2,654

Integrated Telecommunication Services – 3.5%
AT&T Inc.	133	4,494

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The)	28	3,521

Life & Health Insurance – 2.2%
MetLife, Inc.	86	2,839

Managed Health Care – 8.3%
Aetna Inc.	91	4,232
UnitedHealth Group Incorporated	61	3,298
WellPoint, Inc.	52	3,137

		10,667

Multi-Utilities – 1.9%
PG&E Corporation	62	2,479

Office Electronics – 2.1%
Xerox Corporation (B)	395	2,695

Oil & Gas Exploration & Production – 6.4%
LinnCo LLC	106	3,838
Marathon Oil Corporation	137	4,204
QR Energy LP	12	202

		8,244

Oil & Gas Refining & Marketing – 5.1%
Marathon Petroleum Corporation	61	3,859
Phillips 66 (B)	50	2,676

		6,535

Oil & Gas Storage & Transportation – 13.2%
Access Midstream Partners, L.P. (B)	79	2,640
Kinder Morgan Management, LLC (A)	34	2,601
Magellan Midstream Partners, L.P.	41	1,758
MarkWest Energy Partners, L.P.	61	3,117
Plains All American Pipeline, L.P.	85	3,849
Regency Energy Partners LP	137	2,961

		16,926

Other Diversified Financial Services – 8.7%
Citigroup Inc.	118	4,664
JPMorgan Chase & Co.	150	6,591

		11,255

Pharmaceuticals – 2.9%
Teva Pharmaceutical Industries Limited, ADR	99	3,685

Property & Casualty Insurance – 3.4%
ACE Limited	54	4,301

Regional Banks – 1.4%
SunTrust Banks, Inc.	64	1,817

Reinsurance – 4.3%
RenaissanceRe Holdings Ltd.	35	2,827
Validus Holdings, Ltd.	77	2,670

		5,497

Semiconductor Equipment – 2.1%
Lam Research Corporation (A)	73	2,654

Systems Software – 1.9%
Oracle Corporation	73	2,426

TOTAL COMMON STOCKS – 97.2%		$124,679
(Cost: $104,499)

SHORT-TERM SECURITIES	Principal
Master Note – 3.6%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (C)	$4,678	4,678

TOTAL SHORT-TERM SECURITIES – 3.6%		$4,678
(Cost: $4,678)

TOTAL INVESTMENT SECURITIES – 100.8%		$129,357
(Cost: $109,177)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(1,060)

NET ASSETS – 100.0%		$128,297

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Access Midstream Partners, L.P.	N/A	Call	55	January 2013	$35.00	$2	$(1)
Apple Inc.	N/A	Put	18	January 2013	595.00	56	(116)
	N/A	Put	18	February 2013	520.00	29	(44)
	N/A	Put	18	March 2013	585.00	108	(126)
Mosaic Company	N/A	Put	62	January 2013	47.50	3	(1)
Phillips 66	N/A	Call	87	January 2013	55.00	4	(8)
Target Corporation	N/A	Put	53	April 2013	57.50	7	(11)
Xerox Corporation	N/A	Call	436	January 2013	7.50	12	(1)
						$221	$(308)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$124,679	$—	$—
Short-Term Securities	—	4,678	—
Total	$124,679	$4,678	$—
Liabilities
Written Options	$299	$9	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$109,177
Gross unrealized appreciation	21,582
Gross unrealized depreciation	(1,402)
Net unrealized appreciation	$20,180

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2013